UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10041

JNL Investors Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

Steven J. Fredricks

Jackson National Asset Management, LLC

1 Corporate Way

Lansing, Michigan 48951

(Name and Address of agent of service)

Registrant's telephone number, including area code: (517) 381-5500

Date of fiscal year end: October 31

Date of Reporting Period: November 1, 2008 – January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Jackson FundsSM (Unaudited)
Schedules of Investments
January 31, 2009

Jackson Perspective 5 Fund
COMMON STOCKS - 100.6%
CONSUMER DISCRETIONARY - 9.2%	Shares/Par (o)	Value
Amerigon Inc. (b)	2,225	$ 7,632
ATC Technology Corp. (b)	2,385	31,124
Autoliv Inc.	7,624	140,205
Blue Nile Inc. (b) (f)	1,762	35,628
Buckle Inc.	4,865	102,895
Carnival Corp.	8,632	157,016
DR Horton Inc. (f)	22,071	131,543
General Motors Corp. (f)	56,190	169,132
Genuine Parts Co.	8,689	278,222
GKN Plc	122,386	149,426
Ladbrokes Plc	106,797	279,745
Limited Brands Inc.	19,961	158,091
Matthews International Corp. - Class A	3,360	130,838
Newell Rubbermaid Inc.	15,913	128,577
Pre-Paid Legal Services Inc. (b) (f)	1,411	47,438
Shaw Communications Inc. (f)	19,370	312,826
Warnaco Group Inc. (b)	4,880	110,483
		2,370,821
CONSUMER STAPLES - 13.1%
Altria Group Inc.	12,577	208,024
Archer-Daniels-Midland Co.	21,657	592,969
ConAgra Foods Inc.	17,732	303,217
Hershey Co.	10,568	393,975
HJ Heinz Co.	8,972	327,478
Kimberly-Clark Corp.	5,817	299,401
Kraft Foods Inc. - Class A	13,073	366,698
Philip Morris International Inc.	12,583	467,458
Ruddick Corp.	5,227	125,709
SYSCO Corp.	13,143	292,957
		3,377,886
ENERGY - 10.8%
Arena Resources Inc. (b)	3,659	89,133
Atlas America Inc.	4,369	55,486
Berry Petroleum Co. - Class A	4,502	33,135
Bristow Group Inc. (b)	2,547	61,612
Carrizo Oil & Gas Inc. (b)	3,071	42,564
Enbridge Inc.	9,562	313,634
Encore Acquisition Co. (b)	5,853	159,085
Golar LNG Ltd.	6,949	42,806
Gulfport Energy Corp. (b)	4,674	17,901
Hess Corp.	10,504	584,127
Hornbeck Offshore Services Inc. (b)	2,745	48,696
Murphy Oil Corp.	12,975	573,236

NATCO Group Inc. (b) (f)	1,958	33,541
Smith International Inc.	17,643	400,496
TransCanada Corp. (f)	9,743	261,600
Tsakos Energy Navigation Ltd.	4,117	79,293
		2,796,345
FINANCIALS - 6.2%
BOC Hong Kong Holdings Ltd.	259,000	264,213
Citigroup Inc.	56,487	200,529
GAMCO Investors Inc. (f)	3,000	93,720
JPMorgan Chase & Co.	20,062	511,782
Navigators Group Inc. (b)	1,819	93,387
RSA Insurance Group Plc	236,174	450,758
		1,614,389
HEALTH CARE - 19.4%
Air Methods Corp. (b) (f)	1,304	25,428
Albany Molecular Research Inc. (b)	3,577	30,655
Alliance Imaging Inc. (b)	5,439	48,190
Amedisys Inc. (b) (f)	2,827	116,557
Bio-Reference Labs Inc. (b) (f)	1,468	35,819
Bruker Corp. (b) (f)	11,323	45,632
Chemed Corp.	2,593	104,057
Eclipsys Corp. (b) (f)	5,778	50,615
Eli Lilly & Co.	7,410	272,836
Express Scripts Inc. (b)	14,137	760,005
Humana Inc. (b)	11,881	450,646
Kendle International Inc. (b) (f)	1,573	30,044
Martek Biosciences Corp. (f)	3,528	93,316
Medco Health Solutions Inc. (b)	19,056	856,186
Merck & Co. Inc.	20,617	588,615
Meridian Bioscience Inc.	4,306	91,546
MWI Veterinary Supply Inc. (b)	1,305	27,314
Omnicell Inc. (b) (f)	3,725	29,092
Pfizer Inc.	68,000	991,440
Phase Forward Inc. (b)	4,540	61,290
Quidel Corp. (b)	3,574	43,960
RehabCare Group Inc. (b)	1,912	26,672
Res-Care Inc. (b)	3,151	42,696
Sun Healthcare Group Inc. (b)	4,541	51,450
SurModics Inc. (b) (f)	1,986	39,382
Symmetry Medical Inc. (b)	3,890	26,647
Wright Medical Group Inc. (b) (f)	3,891	80,699
		5,020,789
INDUSTRIALS - 10.2%
Avery Dennison Corp.	7,376	178,720
AZZ Inc. (b) (f)	1,297	29,053
Badger Meter Inc. (f)	1,551	36,588
CBIZ Inc. (b) (f)	6,918	56,243
Chart Industries Inc. (b)	3,006	25,431
Citic Pacific Ltd.	129,000	151,650
COSCO Pacific Ltd.	321,500	287,588

Cubic Corp.	2,892	78,547
Deere & Co.	10,901	378,701
Ducommun Inc. (f)	1,115	21,119
DynCorp International Inc. (b) (f)	6,101	91,759
EnerSys (b) (f)	5,046	45,969
General Electric Co.	44,908	544,734
GeoEye Inc. (b)	1,915	33,034
Healthcare Services Group	4,579	70,150
Heico Corp. (f)	2,362	93,370
Huron Consulting Group Inc. (b)	2,000	99,960
Kaman Corp. - Class A (f)	2,640	50,398
KHD Humboldt Wedag International Ltd. (b)	3,280	32,570
LB Foster Co. (b)	1,176	31,035
Michael Baker Corp. (b)	965	33,736
Northwest Pipe Co. (b)	982	34,625
Orbital Sciences Corp. (b)	6,368	106,791
Robbins & Myers Inc.	3,705	64,059
Rush Enterprises Inc. - Class A (b)	3,922	35,690
Sun Hydraulics Corp. (f)	1,755	27,027
		2,638,547
INFORMATION TECHNOLOGY - 5.8%
Actuate Corp. (b) (f)	6,524	23,225
Advent Software Inc. (b) (f)	2,826	61,692
Art Technology Group Inc. (b) (f)	13,829	23,648
Atheros Communications Inc. (b) (f)	6,062	72,805
Bankrate Inc. (b) (f)	1,983	66,153
Checkpoint Systems Inc. (b)	4,342	38,861
Comtech Telecommunications Corp. (b) (f)	2,593	100,608
DG FastChannel Inc. (b) (f)	1,852	26,835
EMS Technologies Inc. (b)	1,653	39,672
EPIQ Systems Inc. (b)	3,757	66,574
GigaMedia Ltd. (b)	5,739	37,705
Informatica Corp. (b)	9,389	119,804
Logica Plc	296,934	282,932
Microsemi Corp. (b)	8,465	71,106
NetLogic Microsystems Inc. (b) (f)	2,270	48,147
Novatel Wireless Inc. (b) (f)	3,383	18,742
Omnivision Technologies Inc. (b)	5,871	39,277
Open Text Corp. (b)	5,431	190,248
Pericom Semiconductor Corp. (b)	2,730	16,843
Power Integrations Inc.	3,183	61,973
Stratasys Inc. (b) (f)	2,308	24,719
TheStreet.com Inc. (f)	3,358	9,167
VASCO Data Security International (b) (f)	4,060	27,527
Vocus Inc. (b)	1,926	29,391
		1,497,654
MATERIALS - 10.1%
Bemis Co. Inc.	14,046	317,018
Compass Minerals International Inc.	3,468	208,670
EI Du Pont de Nemours & Co.	21,115	484,800

Flotek Industries Inc. (b) (f)	2,130	6,157
Hecla Mining Co. (b) (f)	13,058	34,604
Koppers Holdings Inc.	2,203	35,689
LSB Industries Inc. (b) (f)	2,182	16,103
MeadWestvaco Corp.	13,703	159,503
Olympic Steel Inc. (f)	1,190	18,885
PPG Industries Inc.	5,780	217,212
RPM International Inc.	17,659	217,382
Schnitzer Steel Industries Inc. - Class A (f)	3,051	119,813
Sonoco Products Co.	12,366	283,552
Taseko Mines Ltd. (b) (f)	13,409	11,264
Teck Cominco Ltd. - Class B	11,565	44,178
United States Steel Corp.	9,346	280,660
Weyerhaeuser Co.	5,635	154,061
		2,609,551
TELECOMMUNICATION SERVICES - 10.9%
AT&T Inc.	41,323	1,017,372
BCE Inc.	10,975	224,549
BT Group Plc	123,407	187,604
FairPoint Communications Inc. (f)	559	1,525
PCCW Ltd.	1,119,000	576,074
Premiere Global Services Inc. (b)	6,769	65,592
Verizon Communications Inc.	24,566	733,786
		2,806,502
UTILITIES - 4.9%
Cheung Kong Infrastructure Holdings Ltd.	169,826	634,807
Public Service Enterprise Group Inc.	19,874	627,422
		1,262,229

Total Common Stocks (cost $48,208,905)		25,994,713

SHORT TERM INVESTMENTS - 10.8%
Mutual Funds - 0.1%
JNL Money Market Fund, 1.05% (a) (e)	29,760	29,760

Securities Lending Collateral - 10.7%
Mellon GSL DBT II Collateral Fund, 1.13% (a) (e)	2,836,413	2,770,041
Mellon GSL Reinvestment Trust II (a) (i) (j) (r)	72,345	-
		2,770,041

Total Short Term Investments (cost $2,938,518)		2,799,801

Total Investments - 111.4% (cost $51,147,423)		28,794,514
Other Assets and Liabilities, Net - (11.4%)		(2,953,718)
Total Net Assets - 100%		$ 25,840,796

Jackson Perspective Index 5 Fund
COMMON STOCKS - 67.8%
CONSUMER DISCRETIONARY - 7.7%

99 Cents Only Stores (b) (f)	641	$ 5,372
Aaron Rents Inc.	345	7,542
Abercrombie & Fitch Co. - Class A (f)	121	2,160
Accor SA (f)	162	6,429
Adidas AG	259	8,997
Advance Auto Parts Inc.	987	32,305
Aeropostale Inc. (b)	1,273	26,873
AFC Enterprises Inc. (b)	441	2,117
AH Belo Corp. - Class A	351	702
Aisin Seiki Co. Ltd.	200	2,690
Amazon.com Inc. (b)	249	14,646
Ambassadors Group Inc. (f)	257	2,125
American Apparel Inc. (b)	905	1,837
American Axle & Manufacturing Holdings Inc. (f)	406	443
American Eagle Outfitters Inc.	1,994	17,966
American Greetings Corp.	1,028	4,462
America's Car-Mart Inc. (b)	427	3,881
Amerigon Inc. (b)	402	1,379
Ameristar Casinos Inc. (f)	254	2,278
AnnTaylor Stores Corp. (b)	655	3,223
Apollo Group Inc. - Class A (b)	114	9,286
Arbitron Inc.	236	3,545
ArvinMeritor Inc. (f)	1,677	2,935
Asbury Automotive Group Inc. (f)	437	1,564
ATC Technology Corp. (b)	293	3,824
AutoZone Inc. (b) (f)	67	8,904
Bally Technologies Inc. (b)	418	8,439
Barnes & Noble Inc. (f)	496	8,144
Bayerische Motoren Werke AG	240	5,719
Beazer Homes USA Inc. (b) (f)	656	676
Bebe Stores Inc.	394	2,226
Bed Bath & Beyond Inc. (b) (f)	300	6,969
Belo Corp.	1,756	2,511
Benesse Corp. (f)	200	8,539
Best Buy Co. Inc.	307	8,602
Big 5 Sporting Goods Corp.	273	1,436
Big Lots Inc. (b) (f)	259	3,484
Black & Decker Corp. (f)	98	2,833
Blockbuster Inc. - Class A (b)	1,474	1,887
Blue Nile Inc. (b) (f)	97	1,961
Bluegreen Corp. (b) (f)	757	1,325
Blyth Inc. (b)	376	1,282
Bob Evans Farms Inc. (f)	611	10,729
Borders Group Inc. (b) (f)	1,042	458
BorgWarner Inc. (f)	1,126	19,007
Boyd Gaming Corp. (f)	617	2,968
Bridgestone Corp.	600	7,627
Brinker International Inc.	1,134	12,440
Brink's Home Security Holdings Inc. (b)	543	12,418
British Sky Broadcasting Group Plc	1,242	8,945

Brookfield Homes Corp. (f)	407	1,013
Brown Shoe Co. Inc.	313	1,468
Brunswick Corp.	1,079	3,000
Buckle Inc. (f)	265	5,605
Buffalo Wild Wings Inc. (b) (f)	294	6,603
Build-A-Bear Workshop Inc. (b)	278	1,168
Burberry Group Plc	617	2,260
Cabela's Inc. - Class A (b) (f)	282	1,582
Cache Inc. (b)	309	578
California Pizza Kitchen Inc. (b) (f)	351	3,636
Callaway Golf Co. (f)	1,182	8,995
Capella Education Co. (b) (f)	116	6,418
Career Education Corp. (b)	860	18,748
Carmax Inc. (b) (f)	2,135	17,656
Carnival Corp.	402	7,312
Carnival Plc (f)	219	4,027
Carter's Inc. (b) (f)	383	6,507
Casio Computer Co. Ltd.	400	3,142
Casual Male Retail Group Inc. (b) (f)	598	227
Cato Corp. - Class A	340	4,498
Cavco Industries Inc. (b)	175	4,284
CBS Corp. - Class B	685	3,918
CEC Entertainment Inc. (b)	273	6,372
Champion Enterprises Inc. (b) (f)	833	383
Charlotte Russe Holding Inc. (b)	368	1,895
Charming Shoppes Inc. (b) (f)	2,980	3,218
Charter Communications Inc. - Class A (b) (f)	2,706	244
Cheesecake Factory Inc. (b)	1,513	13,133
Chico's FAS Inc. (b)	3,733	14,783
Childrens Place Retail Stores Inc. (b) (f)	351	6,602
Chipotle Mexican Grill Inc. - Class A (b) (f)	340	16,238
Christian Dior SA	27	1,350
Christopher & Banks Corp.	418	1,622
Churchill Downs Inc.	183	6,315
Cinemark Holdings Inc.	493	3,900
Citadel Broadcasting Corp. (b)	1,323	238
CKE Restaurants Inc.	489	4,059
CKX Inc. (b) (f)	665	2,175
Coach Inc. (b)	292	4,263
Coinstar Inc. (b) (f)	255	5,860
Coldwater Creek Inc. (b) (f)	2,280	6,430
Collective Brands Inc. (b)	1,057	11,278
Columbia Sportswear Co. (f)	140	4,021
Comcast Corp. - Class A	2,753	40,331
Compagnie Financiere Richemont SA	442	6,478
Compagnie Generale des Etablissements Michelin	134	5,271
Compass Group Plc	1,753	8,720
Cooper Tire & Rubber Co. (f)	500	2,335
Corinthian Colleges Inc. (b) (f)	1,404	26,227
Cracker Barrel Old Country Store Inc.	527	9,259

Crocs Inc. (b) (f)	1,128	1,354
Crown Ltd.	791	2,736
CSS Industries Inc.	244	3,701
Daimler AG	787	22,169
Dana Holding Corp. (b)	1,017	742
Darden Restaurants Inc.	194	5,087
Deckers Outdoor Corp. (b) (f)	130	6,791
Denny's Corp. (b)	1,656	2,848
Denso Corp. (f)	400	7,247
Dentsu Inc. (f)	300	5,155
DeVry Inc.	693	37,131
Dick's Sporting Goods Inc. (b)	886	9,755
Dillard's Inc. - Class A	1,016	4,420
DineEquity Inc.	177	1,565
DirecTV Group Inc. (b) (f)	613	13,425
Dollar Tree Inc. (b)	909	38,823
Domino's Pizza Inc. (b) (f)	526	3,519
Dorman Products Inc. (b)	673	6,723
DR Horton Inc. (f)	343	2,044
DreamWorks Animation SKG Inc. (b)	958	21,028
Dress Barn Inc. (b) (f)	334	2,879
Drew Industries Inc. (b)	319	2,750
Drugstore.com Inc. (b)	3,126	3,095
Eastman Kodak Co. (f)	245	1,110
Electrolux AB - Class B	390	2,820
Entercom Communications Corp. (f)	400	468
Entravision Communications Corp. (b)	664	558
Esprit Holdings Ltd. (f)	1,000	5,308
Ethan Allen Interiors Inc. (f)	269	3,064
Exide Technologies (b) (f)	912	3,311
Expedia Inc. (b)	320	2,858
Fairfax Media Ltd. (f)	2,475	2,173
Family Dollar Stores Inc. (f)	266	7,387
Fast Retailing Co. Ltd.	100	12,611
Fiat SpA (f)	410	2,013
Finish Line - Class A	686	3,259
Foot Locker Inc.	1,401	10,311
Ford Motor Co. (b) (f)	1,615	3,020
Fortune Brands Inc. (f)	192	6,144
Fossil Inc. (b) (f)	352	4,062
Fred's Inc.	518	5,315
Fuel Systems Solutions Inc. (b) (f)	180	4,705
Fuqi International Inc. (b)	637	3,026
Furniture Brands International Inc. (f)	1,137	2,331
Gaiam Inc. (b) (f)	288	1,028
GameStop Corp. - Class A (b)	210	5,204
Gannett Co. Inc. (f)	195	1,125
Gap Inc.	435	4,907
Gaylord Entertainment Co. (b) (f)	324	3,434
General Motors Corp. (f)	441	1,327

Genesco Inc. (b) (f)	190	2,926
Gentex Corp.	1,483	12,442
Genuine Parts Co. (f)	164	5,251
Goodyear Tire & Rubber Co. (b) (f)	190	1,172
Group 1 Automotive Inc. (f)	184	1,834
Guess? Inc.	531	8,544
Gymboree Corp. (b)	230	5,635
H&R Block Inc.	381	7,898
HanesBrands Inc. (b) (f)	897	8,064
Harley-Davidson Inc.	217	2,643
Harman International Industries Inc. (f)	78	1,255
Harte-Hanks Inc. (f)	1,749	11,019
Harvey Norman Holdings Ltd. (f)	2,604	3,466
Hasbro Inc.	226	5,453
Haseko Corp. (f)	2,000	1,858
Hayes Lemmerz International Inc. (b) (f)	1,135	102
Helen of Troy Ltd. (b)	220	2,303
Hennes & Mauritz AB - Class B	462	17,893
Hermes International SA (f)	85	8,587
Hibbett Sports Inc. (b) (f)	266	3,620
Home Depot Inc.	1,602	34,491
Home Retail Group Plc	972	2,898
Honda Motor Co. Ltd.	1,300	29,876
HOT Topic Inc. (b)	1,146	9,787
Hovnanian Enterprises Inc. - Class A (b) (f)	676	1,142
Iconix Brand Group Inc. (b) (f)	402	3,325
Inditex SA	159	6,083
Interactive Data Corp.	738	16,834
InterContinental Hotels Group Plc	276	2,100
International Game Technology	264	2,798
International Speedway Corp. - Class A (f)	408	9,498
Interpublic Group of Cos. Inc. (b) (f)	606	2,018
Isle of Capri Casinos Inc. (b) (f)	293	829
Isuzu Motors Ltd.	1,000	1,161
ITT Educational Services Inc. (b) (f)	386	47,289
J Crew Group Inc. (b) (f)	929	9,290
J.C. Penney Co. Inc.	169	2,831
Jack in the Box Inc. (b)	500	11,295
Jackson Hewitt Tax Service Inc. (f)	238	3,151
Jakks Pacific Inc. (b) (f)	204	3,741
Jo-Ann Stores Inc. (b) (f)	317	4,048
John Wiley & Sons Inc.	578	20,479
Johnson Controls Inc. (f)	630	7,881
JoS. A. Bank Clothiers Inc. (b) (f)	131	3,597
Journal Communications Inc. - Class A (f)	873	1,563
Kingfisher Plc	2,409	4,856
Knology Inc. (b)	472	2,218
Kohl's Corp. (b)	240	8,810
K-Swiss Inc. - Class A (f)	241	2,584
Lagardere SCA	239	9,138

Lamar Advertising Co. (b) (f)	837	7,541
Landry's Restaurants Inc. (f)	259	1,673
Lear Corp. (b) (f)	1,357	1,235
Lee Enterprises Inc. (f)	1,147	356
Leggett & Platt Inc.	326	4,072
Li & Fung Ltd. (f)	4,000	7,957
Life Time Fitness Inc. (b) (f)	596	8,827
Limited Brands Inc.	271	2,146
Live Nation Inc. (b) (f)	517	2,704
LKQ Corp. (b)	1,496	17,279
Lowe's Cos. Inc.	1,222	22,326
Luby's Inc. (b)	1,075	4,881
Lululemon Athletica Inc. (b) (f)	142	966
Lumber Liquidators Inc. (b)	460	4,080
Luxottica Group SpA (f)	179	2,533
LVMH Moet Hennessy Louis Vuitton SA (f)	234	12,825
M/I Homes Inc. (f)	442	3,907
Macy's Inc.	401	3,589
Marcus Corp.	331	3,419
Marks & Spencer Group Plc	1,204	4,031
Marriott International Inc. - Class A (f)	301	4,909
Martha Stewart Living Omnimedia Inc. (b) (f)	356	833
Marvel Entertainment Inc. (b) (f)	1,019	28,033
Mattel Inc.	372	5,279
Matthews International Corp. - Class A	575	22,391
McClatchy Co. - Class A (f)	1,675	1,106
McDonald's Corp.	962	55,815
McGraw-Hill Cos. Inc.	339	7,455
MDC Holdings Inc.	304	9,315
Media General Inc. (f)	397	774
Mediaset SpA	1,301	6,355
Men's Wearhouse Inc. (f)	347	4,043
Meritage Homes Corp. (b)	342	3,769
Midas Inc. (b)	339	2,966
Mitsubishi Motors Corp. (b)	2,000	2,661
Modine Manufacturing Co.	490	1,343
Mohawk Industries Inc. (b) (f)	583	18,720
Monro Muffler Inc.	390	9,465
Movado Group Inc.	270	2,074
National CineMedia Inc.	344	3,468
National Presto Industries Inc. (f)	137	9,198
NetFlix Inc. (b) (f)	874	31,586
New York Times Co. - Class A (f)	455	2,261
Newell Rubbermaid Inc.	269	2,174
News Corp. - Class A	1,831	11,700
Next Plc (f)	195	3,326
Nike Inc. - Class B	307	13,892
Nissan Motor Co. Ltd.	1,800	5,423
Nordstrom Inc. (f)	187	2,373
NutriSystem Inc. (f)	487	6,277

NVR Inc. (b)	58	24,713
O'Charley's Inc. (f)	367	918
Office Depot Inc. (b)	240	518
Omnicom Group Inc.	266	6,887
OPAP SA	195	5,693
Orbitz Worldwide Inc. (b) (f)	398	1,194
O'Reilly Automotive Inc. (b) (f)	2,005	58,285
Outdoor Channel Holdings Inc. (b) (f)	846	5,152
Oxford Industries Inc. (f)	276	1,838
Pacific Sunwear of California Inc. (b) (f)	1,196	1,495
PagesJaunes Groupe SA (f)	412	3,641
Panasonic Corp.	2,000	24,265
Papa John's International Inc. (b) (f)	216	4,106
Pearson Plc	659	6,356
PEP Boys-Manny Moe & Jack (f)	448	1,295
PetMed Express Inc. (b) (f)	584	8,433
PetSmart Inc.	1,540	28,906
Peugeot SA (f)	129	2,198
PF Chang's China Bistro Inc. (b) (f)	258	4,574
Phillips-Van Heusen Corp.	674	12,819
Pier 1 Imports Inc. (b) (f)	835	292
Pinnacle Entertainment Inc. (b) (f)	683	4,631
Polaris Industries Inc. (f)	322	6,849
Polo Ralph Lauren Corp.	102	4,185
Pool Corp.	639	10,128
PPR SA (f)	57	2,892
Pre-Paid Legal Services Inc. (b) (f)	103	3,463
Priceline.com Inc. (b) (f)	382	25,628
PRIMEDIA Inc. (f)	781	1,390
Publicis Groupe	173	4,071
Puma AG Rudolf Dassler Sport	20	3,618
Quicksilver Inc. (b)	956	2,008
RC2 Corp. (b)	177	1,028
Red Robin Gourmet Burgers Inc. (b)	168	2,046
Reed Elsevier NV	505	5,612
Reed Elsevier Plc	1,577	11,861
Regis Corp.	777	8,741
Renault SA	158	3,067
Rent-A-Center Inc. (b)	1,468	21,800
Ross Stores Inc.	1,465	43,100
Ruby Tuesday Inc. (b) (f)	973	1,207
Ryland Group Inc.	900	14,040
Saks Inc. (b) (f)	1,210	3,049
Sally Beauty Holdings Inc. (b) (f)	680	3,216
Sankyo Co. Ltd.	100	4,796
Sanoma Oyj (f)	277	3,252
Scholastic Corp.	533	5,810
Scientific Games Corp. - Class A (b) (f)	810	10,182
Sears Holdings Corp. (b) (f)	61	2,496
Sekisui House Ltd.	1,000	8,399

Service Corp. International	3,184	14,487
SES SA	169	3,109
Shangri-La Asia Ltd. (f)	4,000	4,659
Sharp Corp. (f)	1,000	7,424
Sherwin-Williams Co. (f)	123	5,873
Shimano Inc. (f)	300	10,257
Shuffle Master Inc. (b)	669	2,268
Sinclair Broadcast Group Inc. - Class A	461	853
Six Flags Inc. (b) (f)	1,489	447
Skechers U.S.A. Inc. - Class A (b)	233	2,321
Skyline Corp.	194	3,896
Smith & Wesson Holding Corp. (b) (f)	215	507
Societe Television Francaise 1 (f)	210	2,269
Sonic Automotive Inc. (f)	252	512
Sonic Corp. (b) (f)	565	5,503
Sony Corp. (f)	800	15,591
Sotheby's Holdings - Class A (f)	1,422	12,357
Spartan Motors Inc. (f)	290	1,259
Stage Stores Inc.	385	2,753
Standard-Pacific Corp. (b) (f)	1,830	2,580
Stanley Works	155	4,845
Staples Inc.	609	9,707
Starbucks Corp. (b)	594	5,607
Starwood Hotels & Resorts Worldwide Inc.	195	2,948
Steak n Shake Co. (b) (f)	531	3,037
Steiner Leisure Ltd. (b)	124	3,091
Steven Madden Ltd. (b)	222	3,858
Stewart Enterprises Inc. - Class A (f)	1,248	4,268
Strayer Education Inc.	167	36,144
Sumitomo Rubber Industries Inc.	600	3,769
Superior Industries International Inc. (f)	536	5,505
Suzuki Motor Corp.	200	2,700
Swatch Group AG - Class B	44	4,928
Syms Corp. (b) (f)	402	2,324
Talbots Inc. (f)	324	658
Target Corp.	675	21,060
Tempur-Pedic International Inc. (f)	603	4,221
Tenneco Inc. (b) (f)	330	608
Texas Roadhouse Inc. - Class A (b) (f)	865	6,600
thinkorswim Group Inc. (b)	566	4,256
Thomson Reuters Plc	170	3,442
Thor Industries Inc. (f)	325	3,439
Tiffany & Co. (f)	124	2,573
Timberland Co. - Class A (b) (f)	858	9,429
Time Warner Inc.	3,151	29,399
TJX Cos. Inc.	404	7,846
Toll Brothers Inc. (b)	1,427	24,288
Toyota Industries Corp.	300	5,994
Toyota Motor Corp.	2,400	77,204
Tractor Supply Co. (b) (f)	421	14,192

Tuesday Morning Corp. (b) (f)	1,048	1,237
TUI AG	260	2,192
TUI Travel Plc	1,398	4,538
Tupperware Brands Corp.	1,301	26,749
Tween Brands Inc. (b)	245	660
Under Armour Inc. - Class A (b) (f)	795	14,708
Unifi Inc. (b)	2,506	4,611
UniFirst Corp.	147	3,857
Universal Electronics Inc. (b)	247	2,786
Universal Technical Institute Inc. (b) (f)	276	4,838
Urban Outfitters Inc. (b)	1,240	19,319
Vail Resorts Inc. (b) (f)	238	5,550
Valassis Communications Inc. (b) (f)	1,210	1,549
VF Corp.	79	4,426
Viacom Inc. - Class B (b)	574	8,467
Visteon Corp. (b) (f)	944	132
Vivendi SA	915	23,677
Volcom Inc. (b) (f)	138	1,144
Volkswagen AG	124	39,605
Volvo AB - Class B	880	3,534
Walt Disney Co.	1,611	33,315
Warnaco Group Inc. (b)	823	18,633
Washington Post Co.	11	4,296
Wendy's/Arby's Group Inc.	8,354	42,104
Wet Seal Inc. (b)	2,155	5,625
Whirlpool Corp. (f)	69	2,307
Whitbread Plc	332	3,948
Williams-Sonoma Inc. (f)	1,047	8,292
Winnebago Industries Inc.	270	1,493
WMS Industries Inc. (b) (f)	336	7,466
Wolters Kluwer NV	340	6,138
Wolverine World Wide Inc.	467	8,471
WPP Plc	991	5,612
Wyndham Worldwide Corp. (f)	244	1,496
Yamada Denki Co. Ltd.	100	5,892
Yamaha Motor Co. Ltd.	300	2,814
Yum! Brands Inc.	452	12,936
Zale Corp. (b) (f)	392	487
ZON Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	100	541
Zumiez Inc. (b) (f)	175	1,251
		2,904,232
CONSUMER STAPLES - 5.4%
AEON Co. Ltd. (f)	600	4,818
Ajinomoto Co. Inc.	1,000	8,612
Alberto-Culver Co.	937	22,919
Alliance One International Inc. (b) (f)	1,105	2,652
Altria Group Inc.	1,891	31,277
American Oriental Bioengineering Inc. (b) (f)	627	3,135
Andersons Inc. (f)	184	3,016
Anheuser-Busch InBev NV	302	7,699

Anheuser-Busch InBev NV - VVPR Strip (b)	184	1
Archer-Daniels-Midland Co.	603	16,510
Asahi Breweries Ltd.	500	7,718
Avon Products Inc.	297	6,074
Beiersdorf AG (f)	80	3,933
BJ's Wholesale Club Inc. (b) (f)	576	16,520
Boston Beer Co. Inc. - Class A (b) (f)	217	5,477
British American Tobacco Plc	1,564	43,064
Brown-Forman Corp. - Class B	120	5,449
Cadbury Plc	1,170	9,470
Campbell Soup Co. (f)	192	5,831
Carrefour SA	475	16,293
Casey's General Stores Inc.	440	9,350
Chattem Inc. (b) (f)	156	10,546
Chiquita Brands International Inc. (b) (f)	488	6,822
Church & Dwight Co. Inc. (f)	705	37,527
Clorox Co.	131	6,570
Coca-Cola Hellenic Bottling Co. SA	136	1,870
Coca-Cola Co.	1,801	76,939
Coca-Cola Enterprises Inc.	289	3,245
Coca-Cola West Holdings Co. Ltd. (f)	300	6,176
Colgate-Palmolive Co.	491	31,935
ConAgra Foods Inc.	389	6,652
Corn Products International Inc.	862	19,955
Costco Wholesale Corp.	376	16,931
CVS Caremark Corp.	1,198	32,202
Darling International Inc. (b)	1,416	6,499
Delhaize Group	70	4,517
Diageo Plc	2,426	33,189
Elizabeth Arden Inc. (b) (f)	409	2,384
Energizer Holdings Inc. (b)	574	27,340
Estee Lauder Cos. Inc. (f)	151	3,964
Flowers Foods Inc.	1,621	34,835
Foster's Group Ltd.	2,432	8,363
Fresh Del Monte Produce Inc. (b)	272	6,555
General Mills Inc.	268	15,852
Great Atlantic & Pacific Tea Co. (b) (f)	303	2,157
Green Mountain Coffee Roasters Inc. (b) (f)	242	9,259
Groupe Danone	354	18,244
Hain Celestial Group Inc. (b) (f)	250	3,805
Hansen Natural Corp. (b) (f)	833	27,906
Heineken NV	164	4,840
Hershey Co.	150	5,592
HJ Heinz Co.	267	9,746
Hormel Foods Corp.	666	19,867
Imperial Sugar Co. (f)	85	966
Imperial Tobacco Group Plc	976	26,775
Ingles Markets Inc. - Class A	272	3,879
Ito En Ltd.	300	4,174
J Sainsbury Plc	1,210	5,839

J&J Snack Foods Corp.	188	6,563
Japan Tobacco Inc.	3	8,626
JM Smucker Co.	170	7,676
Kao Corp.	1,000	24,287
Kellogg Co.	208	9,088
Kerry Group Plc	312	5,852
Kikkoman Corp.	1,000	9,583
Kimberly-Clark Corp.	341	17,551
Kirin Holdings Co. Ltd.	1,000	12,542
Koninklijke Ahold NV	1,028	12,387
Kraft Foods Inc. - Class A	1,331	37,335
Kroger Co.	607	13,658
Lancaster Colony Corp.	401	14,600
Lance Inc.	388	7,306
L'Oreal SA (f)	239	15,943
Lorillard Inc.	161	9,573
Meiji Dairies Corp.	1,000	4,694
Metro AG	137	4,982
Molson Coors Brewing Co.	158	6,363
Nash Finch Co. (f)	116	4,991
NBTY Inc. (b)	623	11,756
Nestle SA	3,340	115,701
Nisshin Seifun Group Inc.	1,000	10,868
Nissin Foods Holdings Co. Ltd.	200	6,851
Nu Skin Enterprises Inc. (f)	428	4,062
Pantry Inc. (b) (f)	206	3,426
Parmalat SpA	1,722	2,787
Pepsi Bottling Group Inc.	252	4,861
PepsiAmericas Inc.	630	10,162
PepsiCo Inc.	1,426	71,628
Pernod-Ricard SA (f)	132	8,322
Philip Morris International Inc.	1,891	70,251
Prestige Brands Holdings Inc. (b)	534	3,391
Procter & Gamble Co.	2,749	149,821
Ralcorp Holdings Inc. (b)	1,185	70,176
Reckitt Benckiser Group PLC	428	16,592
Reddy Ice Holdings Inc. (f)	302	489
Reynolds American Inc.	119	4,543
Ruddick Corp.	893	21,477
SABMiller Plc	676	11,090
Safeway Inc.	346	7,415
Sanderson Farms Inc. (f)	153	5,536
Sara Lee Corp.	696	6,981
Seven & I Holdings Co. Ltd.	800	21,333
Smart Balance Inc. (b)	794	5,772
Smithfield Foods Inc. (b) (f)	1,139	13,520
Spartan Stores Inc.	157	2,917
SUPERVALU Inc.	180	3,157
Susser Holdings Corp. (b)	569	7,437
Swedish Match AB	250	3,384

SYSCO Corp.	506	11,279
Tesco Plc	6,992	36,295
Tootsie Roll Industries Inc. (f)	568	13,558
TreeHouse Foods Inc. (b)	250	6,598
Tyson Foods Inc. (f)	472	4,177
Unilever NV	1,556	34,407
Unilever Plc	1,090	24,168
United Natural Foods Inc. (b) (f)	316	4,911
Universal Corp.	542	16,574
USANA Health Sciences Inc. (b)	139	3,226
Vector Group Ltd. (f)	483	7,032
Walgreen Co. (f)	818	22,421
Wal-Mart Stores Inc.	2,118	99,800
WD-40 Co.	220	5,515
Wesfarmers Ltd.	1,416	13,752
Whole Foods Market Inc. (f)	182	1,866
Winn-Dixie Stores Inc. (b) (f)	688	9,453
WM Morrison Supermarkets Plc	1,649	6,470
Woolworths Ltd.	1,105	19,232
		2,023,775
ENERGY - 5.9%
Aker Kvaerner ASA (f)	310	1,464
Allis-Chalmers Energy Inc. (b) (f)	339	1,220
Alon USA Energy Inc.	150	1,770
American Oil & Gas Inc. (b) (f)	1,475	1,210
Anadarko Petroleum Corp.	360	13,226
Apache Corp.	320	24,000
Arch Coal Inc. (f)	1,446	21,965
Arena Resources Inc. (b)	366	8,916
Atlas America Inc.	289	3,670
ATP Oil & Gas Corp. (b) (f)	197	881
Baker Hughes Inc.	236	7,864
Basic Energy Services Inc. (b) (f)	297	2,851
Berry Petroleum Co. - Class A	400	2,944
BG Group Plc	2,956	40,718
Bill Barrett Corp. (b) (f)	731	16,162
BJ Services Co.	270	2,970
Bolt Technology Corp. (b) (f)	276	2,139
BP Plc	16,511	118,322
BPZ Resources Inc. (b) (f)	476	2,742
Brigham Exploration Co. (b)	802	2,005
Bristow Group Inc. (b)	216	5,225
Bronco Drilling Co. Inc. (b) (f)	395	2,086
Cairn Energy Plc (b)	78	2,057
Cal Dive International Inc. (b) (f)	321	2,035
Callon Petroleum Co. (b) (f)	372	785
Cameron International Corp. (b)	202	4,678
CARBO Ceramics Inc.	209	7,514
Carrizo Oil & Gas Inc. (b)	269	3,728
Cheniere Energy Inc. (b) (f)	1,289	4,537

Chesapeake Energy Corp.	469	7,415
Chevron Corp.	1,814	127,923
Cie Generale de Geophysique-Veritas (b)	130	1,586
Cimarex Energy Co. (f)	890	22,108
Clayton Williams Energy Inc. (b)	179	7,124
Complete Production Services Inc. (b) (f)	368	2,359
Comstock Resources Inc. (b)	935	35,652
Concho Resources Inc. (b)	531	13,392
ConocoPhillips	1,417	67,350
Consol Energy Inc.	144	3,925
Contango Oil & Gas Co. (b)	188	8,385
Crosstex Energy Inc. (f)	441	1,464
CVR Energy Inc. (b)	250	1,278
Dawson Geophysical Co. (b) (f)	68	1,083
Delta Petroleum Corp. (b) (f)	646	2,804
Denbury Resources Inc. (b)	2,468	30,208
Devon Energy Corp.	405	24,948
Dril-Quip Inc. (b) (f)	317	7,767
El Paso Corp. (f)	530	4,335
Encore Acquisition Co. (b)	610	16,580
Endeavour International Corp. (b) (f)	2,782	1,920
Energy Partners Ltd. (b)	303	351
ENI SpA	2,299	48,982
ENSCO International Inc.	538	14,720
EOG Resources Inc.	197	13,351
Evergreen Energy Inc. (b) (f)	2,690	1,614
EXCO Resources Inc. (b) (f)	1,446	14,662
Exterran Holdings Inc. (b) (f)	738	16,354
Exxon Mobil Corp.	4,740	362,515
FMC Technologies Inc. (b)	1,322	39,118
Forest Oil Corp. (b) (f)	849	12,735
Frontier Oil Corp.	1,026	14,651
Gasco Energy Inc. (b) (f)	1,599	672
General Maritime Corp.	278	2,952
GMX Resources Inc. (b) (f)	210	4,761
Golar LNG Ltd. (f)	298	1,836
Goodrich Petroleum Corp. (b) (f)	208	6,011
Gran Tierra Energy Inc. (b)	2,100	5,943
Gulf Island Fabrication Inc.	211	2,656
Gulfmark Offshore Inc. (b)	209	5,003
Gulfport Energy Corp. (b)	316	1,210
Halliburton Co.	762	13,145
Harvest Natural Resources Inc. (b)	734	2,936
Helix Energy Solutions Group Inc. (b) (f)	828	4,264
Helmerich & Payne Inc.	1,083	24,324
Hess Corp.	279	15,515
Hornbeck Offshore Services Inc. (b)	218	3,867
INPEX Corp.	1	7,177
International Coal Group Inc. (b) (f)	1,723	4,170
ION Geophysical Corp. (b)	1,072	1,608

James River Coal Co. (b) (f)	449	6,088
Knightsbridge Tankers Ltd.	228	3,443
Lufkin Industries Inc.	134	4,683
Marathon Oil Corp.	611	16,638
Mariner Energy Inc. (b) (f)	952	9,425
Matrix Service Co. (b)	176	931
McMoRan Exploration Co. (b) (f)	409	2,736
Murphy Oil Corp.	162	7,157
Nabors Industries Ltd. (b)	267	2,924
NATCO Group Inc. (b) (f)	245	4,197
National Oilwell Varco Inc. (b)	367	9,703
Newfield Exploration Co. (b)	1,286	24,678
Newpark Resources Inc. (b)	1,082	4,555
Nippon Mining Holdings Inc.	1,000	3,637
Nippon Oil Corp.	1,000	4,345
Noble Corp.	234	6,353
Noble Energy Inc.	205	10,031
Nordic American Tanker Shipping Ltd. (f)	404	11,579
Occidental Petroleum Corp.	752	41,022
Oceaneering International Inc. (b)	562	19,367
Oilsands Quest Inc. (b) (f)	1,803	1,749
OMV AG	141	4,042
Origin Energy Ltd.	961	8,468
Overseas Shipholding Group Inc. (f)	267	9,532
Parallel Petroleum Corp. (b) (f)	444	1,074
Parker Drilling Co. (b) (f)	955	2,025
Patriot Coal Corp. (b) (f)	1,062	5,448
Patterson-UTI Energy Inc. (f)	1,707	16,319
Peabody Energy Corp.	207	5,175
Penn Virginia Corp. (f)	415	8,549
Petroleum Development Corp. (b) (f)	181	3,122
PetroQuest Energy Inc. (b) (f)	612	3,874
PHI Inc. (b)	239	2,873
Pioneer Drilling Co. (b) (f)	474	2,356
Pioneer Natural Resources Co. (f)	187	2,738
Plains Exploration & Production Co. (b)	1,299	27,435
Pride International Inc. (b)	1,625	26,195
Quicksilver Resources Inc. (b) (f)	1,270	8,801
Range Resources Corp.	170	6,093
Repsol YPF SA	691	12,422
Rosetta Resources Inc. (b)	418	2,537
Rowan Cos. Inc.	197	2,494
Royal Dutch Shell Plc - Class A	3,019	75,689
Royal Dutch Shell Plc - Class B	2,283	54,855
RPC Inc. (f)	423	3,147
Saipem SpA	175	2,684
Santos Ltd.	546	4,896
Schlumberger Ltd.	1,037	42,320
SeaDrill Ltd. (f)	311	2,596
Ship Finance International Ltd. (f)	472	5,362

Smith International Inc.	377	8,558
Southern Union Co.	1,326	17,092
Southwestern Energy Co. (b)	426	13,483
Spectra Energy Corp.	500	7,255
StatoilHydro ASA	1,154	19,946
Stone Energy Corp. (b)	234	2,008
Sulphco Inc. (b) (f)	1,653	942
Sunoco Inc.	125	5,790
Superior Energy Services Inc. (b)	763	11,888
Superior Well Services Inc. (b) (f)	305	2,803
Swift Energy Co. (b) (f)	326	4,994
Technip SA	92	2,866
Tidewater Inc.	503	20,930
Toreador Resources Corp.	626	1,490
Total SA	1,868	93,698
Trico Marine Services Inc. (b) (f)	204	1,269
Tri-Valley Corp. (b) (f)	781	1,054
Tullow Oil Plc	754	7,561
TXCO Resources Inc. (b) (f)	585	942
Unit Corp. (b) (f)	509	12,694
Uranium Resources Inc. (b) (f)	657	455
USEC Inc. (b) (f)	1,413	7,192
VAALCO Energy Inc. (b)	1,156	8,682
Valero Energy Corp.	456	10,999
Warren Resources Inc. (b)	608	1,094
Weatherford International Ltd. (b)	508	5,603
Western Refining Inc. (f)	632	7,369
Westmoreland Coal Co. (b)	323	2,955
Willbros Group Inc. (b)	386	3,760
Williams Cos. Inc.	449	6,353
Woodside Petroleum Ltd.	544	11,970
World Fuel Services Corp.	193	6,518
XTO Energy Inc.	466	17,283
		2,222,251
FINANCIALS - 11.9%
3i Group Plc	425	1,395
Acadia Realty Trust	312	3,641
Advance America Cash Advance Centers Inc.	532	750
Advanta Corp. - Class B (f)	641	500
Aegon NV	1,246	6,605
Affiliated Managers Group Inc. (b) (f)	405	16,277
AFLAC Inc.	397	9,214
Alexander's Inc. (f)	19	3,656
Alexandria Real Estate Equities Inc. (f)	374	22,193
Allianz SE	364	30,807
Allied Irish Banks Plc	725	1,133
Allstate Corp.	491	10,640
Alpha Bank AE	320	2,696
AMB Property Corp. (f)	1,052	16,958
AMBAC Financial Group Inc. (f)	3,288	3,748

AMCORE Financial Inc. (f)	246	342
American Campus Communities Inc. (f)	474	10,129
American Capital Agency Corp. (f)	356	7,113
American Capital Ltd. (f)	148	423
American Equity Investment Life Holding Co. (f)	599	4,007
American Express Co.	986	16,496
American Financial Group Inc.	637	10,816
American International Group Inc. (f)	2,509	3,212
American Physicians Capital Inc.	178	7,569
American Safety Insurance Holdings Ltd. (b)	416	5,084
AmeriCredit Corp. (b) (f)	1,021	4,809
Ameriprise Financial Inc.	202	4,070
AMP Ltd.	1,581	5,214
AmTrust Financial Services Inc.	351	2,882
Anchor BanCorp Wisconsin Inc. (f)	178	360
Anglo Irish Bank Corp. Plc (i)	477	48
Anthracite Capital Inc. (f)	613	1,036
Anworth Mortgage Asset Corp.	820	5,084
AON Corp.	266	9,855
Apartment Investment & Management Co.	167	1,485
Apollo Investment Corp.	2,889	18,923
Arbor Realty Trust Inc. (f)	357	635
Ares Capital Corp.	1,222	5,756
Argo Group International Holdings Ltd. (b) (f)	376	11,697
Arthur J Gallagher & Co.	967	22,792
Ashford Hospitality Trust Inc. (f)	627	890
Aspen Insurance Holdings Ltd.	800	17,680
Assicurazioni Generali SpA	927	19,347
Associated Bancorp	1,325	20,736
Assurant Inc.	148	3,907
Assured Guaranty Ltd. (f)	801	6,112
Astoria Financial Corp.	805	7,309
ASX Ltd. (f)	413	7,013
Australia & New Zealand Banking Group Ltd.	1,859	15,427
AvalonBay Communities Inc. (f)	68	3,523
Aviva Plc	1,978	8,943
AXA Asia Pacific Holdings Ltd.	1,556	4,597
AXA SA (f)	1,318	20,614
Banca Monte dei Paschi di Siena SpA (f)	1,462	2,104
Banca Popolare di Milano SCRL	450	2,306
Banco Bilbao Vizcaya Argentaria SA	3,068	28,794
Banco Comercial Portugues SA (b) (f)	4,687	4,801
Banco de Sabadell SA	554	2,781
Banco Latinoamericano de Exportaciones SA	246	2,581
Banco Popular Espanol SA (f)	816	5,621
Banco Popular SC	658	3,768
Banco Santander SA - ADR	127	996
Banco Santander SA (f)	6,482	52,453
BancorpSouth Inc. (f)	712	13,457
BancTrust Financial Group Inc. (f)	1,496	13,270

Bank Mutual Corp.	843	7,444
Bank of America Corp.	5,691	37,447
Bank of East Asia Ltd. (f)	1,200	2,379
Bank of Hawaii Corp.	582	20,876
Bank of New York Mellon Corp. (a)	1,020	26,255
Bank of Yokohama Ltd.	1,000	5,108
Banner Corp. (f)	183	576
Barclays Plc (f)	6,942	10,674
BB&T Corp. (f)	439	8,688
Berkshire Hills Bancorp Inc.	157	3,693
BioMed Realty Trust Inc.	942	10,400
BNP Paribas	717	27,550
BOC Hong Kong Holdings Ltd.	8,500	8,671
Boston Private Financial Holdings Inc.	342	1,611
Boston Properties Inc.	70	3,031
BRE Properties Inc. - Class A (f)	570	14,472
British Land Co. Plc	293	1,921
Brookline Bancorp Inc.	758	7,330
Brown & Brown Inc.	1,070	20,469
Calamos Asset Management Inc.	291	1,734
Camden National Corp.	246	5,732
Camden Property Trust	691	18,215
Capital One Financial Corp. (f)	318	5,037
Capital Southwest Corp.	91	8,341
Capital Trust Inc. - Class A (f)	156	417
CapitaLand Ltd.	1,000	1,549
CapLease Inc. (f)	716	1,146
Capstead Mortgage Corp.	511	5,452
Cardinal Financial Corp.	922	5,117
Cascade Bancorp (f)	251	587
Cash America International Inc.	403	7,367
Cathay General Bancorp (f)	1,102	13,995
Cedar Shopping Centers Inc.	490	3,004
Central Pacific Financial Corp.	258	1,736
Charles Schwab Corp.	812	11,035
Chemical Financial Corp.	234	5,335
Cheung Kong Holdings Ltd.	1,000	9,227
Chimera Investment Corp.	404	1,333
China Bank Ltd. (f)	1,000	5,610
Chubb Corp.	349	14,860
Chuo Mitsui Trust Holding Inc.	1,000	3,934
Cincinnati Financial Corp.	275	6,031
CIT Group Inc. (f)	928	2,589
Citigroup Inc.	4,722	16,763
Citizens Republic Bancorp Inc. (b)	557	641
City Holdings Co. (f)	257	6,607
City National Corp.	422	14,605
CME Group Inc.	47	8,174
CNP Assurances SA	70	4,673
Cohen & Steers Inc. (f)	378	4,082

Colonial BancGroup Inc. (f)	4,260	3,365
Colonial Properties Trust	575	4,226
Columbia Banking System Inc.	290	2,581
Comerica Inc.	194	3,232
Commerce Bancshares Inc.	742	25,933
Commerzbank AG	525	2,390
Commonwealth Bank of Australia	1,170	19,880
Community Bank System Inc.	339	6,085
Community Trust Bancorp Inc.	188	5,258
Consolidated-Tomoka Land Co. (f)	108	3,137
Corporate Office Properties Trust SBI MD (f)	412	10,869
Corus Bankshares Inc. (f)	449	498
Cousins Properties Inc.	1,030	9,898
Credit Agricole SA (f)	642	7,842
Credit Saison Co. Ltd. (f)	200	1,962
Credit Suisse Group AG	906	23,308
Cullen/Frost Bankers Inc.	627	27,444
CVB Financial Corp. (f)	852	7,659
Daiwa Securities Group Inc. (f)	2,000	11,044
Danske Bank A/S	392	3,973
Danvers BanCorp Inc.	541	6,811
DBS Group Holdings Ltd.	3,000	17,272
DCT Industrial Trust Inc.	1,964	7,169
Delphi Financial Group Inc.	349	5,294
Deutsche Bank AG (f)	413	10,946
Deutsche Boerse AG	170	8,598
Deutsche Postbank AG	113	1,363
Developers Diversified Realty Corp. (f)	834	4,003
Dexia SA	651	2,046
Diamond Hill Investment Group Inc. (b)	78	4,010
DiamondRock Hospitality Co.	1,068	4,379
Discover Financial Services	401	2,867
DnB NOR ASA	637	2,171
Dollar Financial Corp. (b) (f)	238	1,868
Doral Financial Corp. (b) (f)	410	2,095
Duke Realty Corp. (f)	1,399	12,885
DuPont Fabros Technology Inc.	502	1,872
East West Bancorp Inc. (f)	1,764	16,740
EastGroup Properties Inc.	169	5,134
Eaton Vance Corp.	1,244	23,810
Education Realty Trust Inc.	528	2,455
EFG Eurobank Ergasias SA	237	1,493
Employer Holdings Inc.	440	5,958
Enstar Group Ltd. (b) (f)	51	2,762
Entertainment Properties Trust (f)	368	8,335
Equity Lifestyle Properties Inc.	162	6,112
Equity One Inc. (f)	659	9,391
Equity Residential	180	4,307
Erste Group Bank AG (f)	208	3,153
Essex Property Trust Inc. (f)	254	16,777

Everest Re Group Ltd.	618	38,934
Extra Space Storage Inc.	883	7,161
EZCORP Inc. - Class A (b)	480	6,514
FBL Financial Group Inc. - Class A	175	1,804
Federal Realty Investors Trust (f)	641	32,454
Federated Investors Inc. - Class B	307	5,993
FelCor Lodging Trust Inc. (f)	414	600
Fidelity National Financial Inc. - Class A	2,261	33,056
Fifth Third Bancorp	968	2,314
Financial Federal Corp.	265	5,756
First American Corp.	919	20,071
First Bancorp Inc. (f)	818	5,816
First Busey Corp.	340	2,975
First Cash Financial Services Inc. (b) (f)	302	5,080
First Commonwealth Financial Corp. (f)	818	7,845
First Financial Bankshares Inc. (f)	151	6,703
First Financial Northwest Inc.	632	5,473
First Industrial Realty Trust Inc. (f)	303	1,648
First Marblehead Corp. (b) (f)	1,931	2,221
First Merchants Corp.	484	7,589
First Midwest Bancorp Inc. (f)	632	6,320
First Niagara Financial Group Inc.	1,889	24,670
First Potomac Realty Trust	268	2,219
FirstFed Financial Corp. (b) (f)	153	130
FirstMerit Corp.	1,592	25,743
Flagstar Bancorp Inc. (b) (f)	744	446
FNB Corp.	707	5,592
Fondiaria-Sai SpA (f)	163	2,555
Forestar Group Inc. (b) (f)	325	3,624
Fortis (i)	1,696	3,816
Fox Chase Bancorp Inc. (b)	565	5,582
FPIC Insurance Group Inc. (b)	177	6,891
Franklin Resources Inc.	147	7,118
Franklin Street Properties Corp.	431	4,922
Friedman Billings Ramsey Group Inc. - Class A (b) (f)	2,367	426
Friends Provident Plc (f)	1,880	2,248
Frontier Financial Corp. (f)	329	582
Fukuoka Financial Group Inc. (f)	1,000	3,354
Fulton Financial Corp. (f)	1,841	12,924
FX Real Estate and Entertainment Inc. (b) (f)	133	9
Gecina SA (f)	41	2,848
General Growth Properties Inc. (f)	340	221
Genworth Financial Inc. - Class A	498	1,155
Getty Realty Corp.	252	5,226
GFI Group Inc. (f)	500	1,570
Glacier Bancorp Inc. (f)	505	7,752
Gladstone Investment Corp. (f)	1,774	9,047
GLG Partners Inc.	630	1,292
Glimcher Realty Trust	292	540
Goldman Sachs Group Inc.	349	28,175

Goodman Group (f)	1,913	838
GPT Group	1,701	806
Gramercy Capital Corp. (f)	378	450
Green Bankshares Inc. (f)	197	1,948
Greenhill & Co. Inc. (f)	137	8,908
Groupe Bruxelles Lambert SA	70	5,162
Guaranty Financial Group Inc. (b) (f)	1,191	1,858
Hammerson Plc	253	1,488
Hancock Holding Co. (f)	202	5,529
Hang Lung Properties Ltd.	2,000	4,496
Hang Seng Bank Ltd. (f)	700	8,428
Hanmi Financial Corp. (f)	727	1,389
Hanover Insurance Group Inc.	448	18,108
Harleysville Group Inc.	205	5,830
Harleysville National Corp.	515	4,795
Harris & Harris Group Inc. (b) (f)	1,249	4,384
Hartford Financial Services Group Inc.	256	3,369
HCC Insurance Holdings Inc.	1,086	25,423
HCP Inc. (f)	321	7,492
Health Care REIT Inc. (f)	129	4,877
Healthcare Realty Trust Inc. (f)	604	9,972
Henderson Land Development Co. Ltd.	1,000	3,820
Hersha Hospitality Trust	1,945	4,726
Highwoods Properties Inc. (f)	1,172	26,440
Hilltop Holdings Inc. (b)	670	6,700
Home Federal Bancorp Inc.	700	6,293
Home Properties Inc. (f)	339	12,167
Hong Kong Exchanges & Clearing Ltd. (f)	1,000	8,589
Horace Mann Educators Corp.	756	7,069
Hospitality Properties Trust	892	11,971
Host Hotels & Resorts Inc.	896	4,820
HSBC Holdings Plc	10,230	80,538
Hudson City Bancorp Inc.	686	7,958
Huntington Bancshares Inc. (f)	435	1,253
Hypo Real Estate Holding AG	226	370
IberiaBank Corp.	152	6,443
ICAP Plc (f)	833	2,849
Independent Bank Corp. (f)	353	6,545
Infinity Property & Casualty Corp.	163	6,259
ING Groep NV	1,494	12,208
Inland Real Estate Corp.	457	4,511
Insurance Australia Group Ltd.	2,247	5,489
Interactive Brokers Group Inc. (b)	491	7,498
IntercontinentalExchange Inc. (b)	62	3,530
International Bancshares Corp.	931	16,963
Intesa Sanpaolo SpA	6,262	19,824
Investec Plc	604	2,184
Investor AB - Class B	295	3,429
Investors Bancorp Inc. (b)	496	5,297
Investors Real Estate Trust	437	4,348

IPC Holdings Ltd.	462	11,855
Janus Capital Group Inc.	229	1,202
Japan Prime Realty Investment Corp. (f)	2	5,126
Japan Real Estate Investment Corp. (f)	1	9,013
Japan Retail Fund Investment Corp.	1	4,398
Jefferies Group Inc. (f)	1,638	18,903
JER Investors Trust Inc. (b) (f)	616	536
Jones Lang LaSalle Inc. (f)	395	9,326
JPMorgan Chase & Co.	3,317	84,617
Julius Baer Holding AG	151	4,502
KBC Groep NV	147	2,696
KBW Inc. (b)	213	4,000
KeyCorp (f)	883	6,428
Kimco Realty Corp.	365	5,249
Klepierre	123	2,943
Knight Capital Group Inc. (b)	737	13,288
LaBranche & Co. Inc. (b)	1,040	7,134
Land Securities Group Plc	254	2,538
LaSalle Hotel Properties	261	2,174
Legal & General Group Plc	5,272	4,706
Legg Mason Inc.	109	1,751
Lend Lease Corp. Ltd.	537	2,269
Leopalace21 Corp.	200	1,688
Leucadia National Corp. (b)	230	3,662
Lexington Realty Trust	485	2,149
Liberty International Plc	285	1,540
Liberty Property Trust (f)	922	18,440
Lincoln National Corp.	225	3,404
Link Real Estate Investment Trust (f)	4,000	7,482
Lloyds TSB Group Plc	7,066	9,288
Loews Corp.	349	8,516
London Stock Exchange Group Plc	249	1,737
LTC Properties Inc. (f)	286	5,917
M&T Bank Corp. (f)	121	4,708
Macerich Co. (f)	962	14,180
Mack-Cali Realty Corp.	684	13,899
Macquarie Group Ltd. (f)	203	3,245
Maguire Properties Inc. (b) (f)	1,605	3,338
Man Group Plc	1,116	3,336
Mapfre SA (f)	1,730	4,895
MarketAxess Holdings Inc. (b)	366	2,826
Marsh & McLennan Cos. Inc.	450	8,699
Marshall & Ilsley Corp.	339	1,936
Max Capital Group Ltd.	438	7,450
MB Financial Inc.	355	5,801
MBIA Inc. (b) (f)	674	2,602
MCG Capital Corp. (f)	438	297
Medallion Financial Corp.	685	4,631
Medical Properties Trust Inc. (f)	510	2,321
Mediobanca SpA (f)	689	6,264

Mercury General Corp.	420	16,271
MetLife Inc.	596	17,123
MFA Financial Inc.	1,616	9,260
Mid-America Apartment Communities Inc.	308	9,098
Mitsubishi Estate Co. Ltd.	1,000	13,113
Mitsubishi UFJ Financial Group Inc.	8,500	47,152
Mitsui Fudosan Co. Ltd.	1,000	12,897
Mitsui Sumitomo Insurance Group Holdings Inc.	300	7,776
Mizuho Financial Group Inc.	8,000	19,802
Montpelier Re Holdings Ltd.	812	11,482
Moody's Corp. (f)	193	4,134
Morgan Stanley	898	18,167
Muenchener Rueckversicherungs AG	163	21,643
NASDAQ OMX Group Inc. (b) (f)	122	2,662
National Australia Bank Ltd.	1,461	17,231
National Bank of Greece SA	740	12,488
National Financial Partners Corp.	290	744
National Health Investors Inc. (f)	236	6,148
National Penn Bancshares Inc.	1,019	9,864
National Retail Properties Inc.	738	10,649
National Western Life Insurance Co.	27	3,352
Nationwide Health Properties Inc.	1,128	28,798
Natixis	221	346
Navigators Group Inc. (b)	162	8,317
NBT Bancorp Inc.	258	5,893
Nelnet Inc. - Class A	285	3,939
New World Development Ltd.	3,000	2,844
New York Community Bancorp Inc.	3,653	48,402
NewAlliance Bancshares Inc.	1,469	16,144
Nippon Building Fund Inc.	1	10,728
Nomura Holdings Inc.	1,800	11,658
Nomura Real Estate Office Fund Inc.	1	6,291
Nordea Bank AB (f)	2,047	10,864
Northern Trust Corp.	231	13,287
NorthStar Realty Finance Corp. (f)	964	3,740
Northwest Bancorp Inc.	238	4,417
NTT Urban Development Corp.	4	3,437
NYSE Euronext	279	6,138
Ocwen Financial Corp. (b) (f)	991	8,820
Odyssey Re Holdings Corp.	209	9,833
Old Mutual Plc	4,362	3,312
Old National Bancorp (f)	547	6,963
Old Republic International Corp.	2,214	22,848
Omega Healthcare Investors Inc.	1,711	25,032
One Liberty Properties Inc.	435	2,675
optionsXpress Holdings Inc.	317	3,452
ORIX Corp.	80	3,493
Oversea-Chinese Banking Corp.	6,000	20,140
Pacific Capital Bancorp (f)	414	4,393
PacWest Bancorp	462	7,812

Park National Corp. (f)	126	6,836
Parkway Properties Inc.	153	2,283
Pennsylvania Real Estate Investment Trust (f)	281	1,245
PHH Corp. (b) (f)	412	4,553
Phoenix Cos. Inc. (f)	821	1,437
Pico Holdings Inc. (b) (f)	224	5,694
Pinnacle Financial Partners Inc. (b)	301	7,113
Piper Jaffray Cos. (b) (f)	134	3,847
Piraeus Bank SA	286	1,904
Platinum Underwriters Holdings Ltd.	435	12,097
Plum Creek Timber Co. Inc. (f)	196	6,031
PMI Group Inc.	3,477	4,833
PNC Financial Services Group Inc.	426	13,854
Portfolio Recovery Associates Inc. (b) (f)	167	3,940
Post Properties Inc.	529	6,925
Potlatch Corp.	780	19,648
PremierWest Bancorp	1,961	7,824
Presidential Life Corp.	355	3,433
Primus Guaranty Ltd. (b) (f)	634	963
Principal Financial Group Inc.	270	4,479
PrivateBancorp Inc. (f)	187	2,726
ProAssurance Corp. (b) (f)	298	14,083
Progressive Corp. (b)	769	9,343
ProLogis	266	2,663
Prosperity Bancshares Inc. (f)	341	9,224
Protective Life Corp.	703	5,821
Provident Bankshares Corp.	380	2,440
Provident Financial Services Inc.	1,028	11,236
Provident New York Bancorp	380	3,610
Prudential Financial Inc.	392	10,094
Prudential plc (a)	1,869	9,033
PS Business Parks Inc.	110	4,719
Public Storage Inc.	80	4,950
QBE Insurance Group Ltd.	909	13,670
Radian Group Inc. (f)	3,828	12,326
Raiffeisen International Bank Holding AG	61	1,250
RAIT Financial Trust (f)	605	1,047
Ramco-Gershenson Properties Trust	205	1,009
Raymond James Financial Inc. (f)	875	16,196
Rayonier Inc.	791	23,287
Realty Income Corp.	1,810	34,879
Redwood Trust Inc.	330	4,188
Regency Centers Corp. (f)	755	26,652
Regions Financial Corp.	1,036	3,585
Reinsurance Group of America Inc.	742	26,437
Renasant Corp. (f)	357	4,323
Resona Holdings Inc.	400	6,168
Resource Capital Corp.	602	1,848
RiskMetrics Group Inc. (b) (f)	285	3,665
RLI Corp. (f)	199	11,242

Royal Bank of Scotland Group Plc	12,815	4,086
RSA Insurance Group Plc	3,567	6,808
S&T Bancorp Inc. (f)	225	5,722
Safety Insurance Group Inc.	154	5,393
Sampo Oyj	333	5,359
Sandy Spring Bancorp Inc. (f)	175	2,471
Saul Centers Inc.	141	4,611
SBI Holdings Inc. (f)	23	2,778
Seacoast Banking Corp. of Florida (f)	345	1,584
SEI Investments Co.	1,436	18,194
Selective Insurance Group	492	7,552
Senior Housing Properties Trust	905	14,643
Shizuoka Bank Ltd. (f)	1,000	10,426
Signature Bank (b)	252	6,474
Simon Property Group Inc.	201	8,639
Singapore Exchange Ltd. (f)	1,000	3,351
Skandinaviska Enskilda Banken AB (f)	576	2,465
SL Green Realty Corp. (f)	614	9,646
SLM Corp. (b) (f)	736	8,427
Smithtown Bancorp Inc. (f)	354	4,878
Societe Generale - Class A	443	18,690
Sompo Japan Insurance Inc.	1,000	6,236
South Financial Group Inc.	539	1,013
Sovran Self Storage Inc. (f)	147	3,822
StanCorp Financial Group Inc.	572	14,769
Standard Chartered Plc	1,610	20,439
Standard Life Plc	1,947	6,200
State Auto Financial Corp.	225	4,973
State Bancorp. Inc. (f)	629	3,774
State Street Corp.	345	8,028
StellarOne Corp.	465	6,064
Sterling Bancshares Inc.	614	3,414
Sterling Financial Corp. / WA (f)	338	624
Stewart Information Services Corp.	180	2,671
Stifel Financial Corp. (b)	303	10,617
Stockland Corp. Ltd.	1,232	2,799
Strategic Hotels & Resorts Inc. (f)	512	700
Sumitomo Mitsui Financial Group Inc. (f)	500	19,816
Sumitomo Trust & Banking Co. Ltd.	1,000	4,903
Sun Communities Inc. (f)	437	5,244
Sun Hung Kai Properties Ltd.	2,000	17,719
Suncorp-Metway Ltd.	1,157	5,392
Sunstone Hotel Investors Inc. (f)	492	2,121
SunTrust Banks Inc.	409	5,014
Susquehanna Bancshares Inc.	715	7,865
SVB Financial Group (b) (f)	595	12,358
Svenska Handelsbanken - Class A (f)	698	7,634
Swedbank AB	215	757
Swire Pacific Ltd.	1,000	6,458
Swiss Life Holding AG (b)	31	1,689

Swiss Reinsurance	281	7,496
Synovus Financial Corp. (f)	3,226	12,775
T&D Holdings Inc.	200	6,465
T. Rowe Price Group Inc. (f)	220	6,068
Tanger Factory Outlet Centers Inc.	380	11,514
TCF Financial Corp.	1,168	14,472
Tejon Ranch Co. (b) (f)	140	3,059
Texas Capital Bancshares Inc. (b) (f)	390	4,403
The Governor & Co. of the Bank of Ireland	734	610
Tokio Marine Holdings Inc.	600	15,892
Tokyu Land Corp.	1,000	3,120
Tompkins Financial Corp.	231	11,585
Torchmark Corp.	197	5,910
Tower Group Inc. (f)	251	6,293
Travelers Cos. Inc.	538	20,788
TrustCo Bank Corp. (f)	701	4,697
Trustmark Corp. (f)	383	7,775
U.S. Bancorp	1,565	23,225
UBS AG (b)	2,489	31,416
UCBH Holdings Inc. (f)	1,417	3,302
UDR Inc. (f)	1,343	15,753
UMB Financial Corp.	410	15,883
Umpqua Holdings Corp. (f)	470	4,606
Unibail-Rodamco (f)	94	12,662
UniCredit SpA (f)	9,264	16,393
Unione di Banche Italiane SCPA	491	6,130
United America Indemnity Ltd. (b)	223	2,359
United Bankshares Inc. (f)	293	6,150
United Community Banks Inc.	330	1,700
United Financial Bancorp Inc.	965	13,230
United Fire & Casualty Co.	233	4,672
United Overseas Bank Ltd.	2,000	15,520
Unitrin Inc. (f)	610	7,784
Universal Health Realty Income Trust	221	6,763
Unum Group	375	5,310
Urstadt Biddle Properties Inc. - Class A (f)	469	6,937
U-Store-It Trust (f)	380	1,425
Validus Holdings Ltd.	623	14,217
Valley National Bancorp (f)	1,467	19,100
Virtus Investment Partners Inc. (b) (f)	41	247
Vornado Realty Trust	134	6,809
Waddell & Reed Financial Inc. - Class A	1,015	14,332
Washington Federal Inc. (f)	1,021	12,538
Washington Real Estate Investment Trust (f)	420	10,000
Webster Financial Corp.	598	2,500
Weingarten Realty Investors (f)	794	12,855
Wells Fargo & Co.	3,634	68,683
WesBanco Inc.	233	4,814
West Coast Bancorp (f)	286	848
WestAmerica Bancorp	689	29,441

Westfield Group	1,167	8,808
Westpac Banking Corp.	2,570	25,202
Wharf Holdings Ltd.	2,000	4,942
Wilmington Trust Corp. (f)	789	10,801
Wing Hang Bank Ltd.	500	2,417
Winthrop Realty Trust	250	2,530
Wintrust Financial Corp. (f)	259	3,463
World Acceptance Corp. (b)	166	3,179
WR Berkley Corp.	1,557	41,229
WSFS Financial Corp.	177	4,567
XL Capital Ltd. - Class A (f)	202	585
Zenith National Insurance Corp.	293	8,216
Zions Bancorp (f)	237	3,536
Zurich Financial Services AG	114	20,639
		4,508,488
HEALTH CARE - 9.3%
Abaxis Inc. (b) (f)	345	5,458
Abbott Laboratories	1,377	76,341
Abiomed Inc. (b)	510	6,880
Acadia Pharmaceuticals Inc. (b) (f)	536	540
Accelrys Inc. (b)	1,214	4,589
Acorda Therapeutics Inc. (b)	409	10,033
Advanced Medical Optics Inc. (b) (f)	531	11,666
Aetna Inc.	417	12,927
Affymetrix Inc. (b)	1,096	3,485
Air Methods Corp. (b) (f)	279	5,441
Akorn Inc. (b) (f)	1,248	2,783
Alexion Pharmaceuticals Inc. (b) (f)	700	25,809
Alfresa Holdings Corp. (f)	100	4,243
Align Technology Inc. (b) (f)	558	4,397
Alkermes Inc. (b)	1,296	14,865
Allergan Inc.	212	8,081
Allscripts-Misys Healthcare Solutions Inc. (f)	690	5,810
Almost Family Inc. (b) (f)	233	7,186
Alnylam Pharmaceuticals Inc. (b) (f)	364	7,677
AMAG Pharmaceuticals Inc. (b)	131	4,618
Amedisys Inc. (b) (f)	237	9,772
American Medical Systems Holdings Inc. (b)	502	5,371
AMERIGROUP Corp. (b)	354	9,901
AmerisourceBergen Corp.	173	6,283
Amgen Inc. (b)	1,007	55,234
AMN Healthcare Services Inc. (b) (f)	283	1,923
Amsurg Corp. (b)	339	6,641
Analogic Corp.	139	3,475
AngioDynamics Inc. (b)	392	5,331
Arena Pharmaceuticals Inc. (b)	604	2,501
Ariad Pharmaceuticals Inc. (b) (f)	1,518	2,535
Array BioPharma Inc. (b) (f)	604	2,416
Assisted Living Concepts Inc. (b) (f)	639	2,537
Astellas Pharma Inc.	500	18,931

AstraZeneca Plc	1,280	49,546
Auxilium Pharmaceuticals Inc. (b)	531	16,227
Baxter International Inc.	595	34,897
Bayer AG	608	32,393
Beckman Coulter Inc.	643	31,970
Becton Dickinson & Co.	244	17,731
Biogen Idec Inc. (b)	245	11,919
Bio-Rad Laboratories Inc. - Class A (b)	394	25,035
Boston Scientific Corp. (b)	939	8,329
Bristol-Myers Squibb Co.	1,742	37,296
Bruker Corp. (b) (f)	752	3,031
Caliper Life Sciences Inc. (b)	2,155	2,780
Cardiac Science Corp. (b)	786	4,221
Cardinal Health Inc.	296	11,144
Catalyst Health Solutions Inc. (b)	228	5,021
Celera Corp. (b)	558	4,710
Celgene Corp. (b)	370	19,592
Centene Corp. (b)	321	5,691
Cephalon Inc. (b) (f)	96	7,409
Cepheid Inc. (b) (f)	613	4,561
Cerner Corp. (b) (f)	751	25,324
Charles River Laboratories International Inc. (b)	741	18,088
Chemed Corp.	211	8,467
Chugai Pharmaceutical Co. Ltd.	400	7,716
Cie Generale d'Optique Essilor International SA (f)	164	6,274
Cigna Corp.	240	4,166
Community Health Systems Inc. (b)	1,162	21,660
Computer Programs & Systems Inc.	229	5,755
Conceptus Inc. (b) (f)	366	5,256
Conmed Corp. (b)	337	5,274
Cougar Biotechnology Inc. (b) (f)	245	7,149
Covance Inc. (b) (f)	644	24,858
Coventry Health Care Inc. (b)	156	2,360
Covidien Ltd.	379	14,531
CR Bard Inc.	94	8,044
Cross Country Healthcare Inc. (b) (f)	357	2,674
CSL Ltd.	453	10,682
Cubist Pharmaceuticals Inc. (b) (f)	431	9,228
CV Therapeutics Inc. (b)	559	8,748
Cyberonics Inc. (b) (f)	378	5,817
Cypress Bioscience Inc. (b)	335	2,848
Daiichi Sankyo Co. Ltd.	700	15,718
Dendreon Corp. (b) (f)	1,349	4,546
DENTSPLY International Inc.	222	5,974
DepoMed Inc. (b)	1,830	3,953
Dionex Corp. (b)	138	6,988
Durect Corp. (b)	1,233	3,489
Eclipsys Corp. (b) (f)	779	6,824
Edwards Lifesciences Corp. (b) (f)	637	36,621
Eisai Co. Ltd.	100	3,653

Elan Corp. Plc (b)	550	3,944
Eli Lilly & Co.	838	30,855
Endo Pharmaceuticals Holdings Inc. (b)	1,322	29,705
Enzo Biochem Inc. (b)	468	2,289
Enzon Pharmaceuticals Inc. (b) (f)	805	5,241
eResearch Technology Inc. (b)	285	1,650
Exelixis Inc. (b) (f)	867	4,274
Express Scripts Inc. (b)	224	12,042
Facet Biotech Corp. (b)	429	2,608
Five Star Quality Care Inc. (b)	1,150	2,197
Forest Laboratories Inc. (b)	222	5,559
Fresenius Medical Care AG & Co. KGaA	177	7,934
Gen-Probe Inc. (b)	604	27,192
Gentiva Health Services Inc. (b)	409	10,340
Genzyme Corp. (b)	200	13,784
Geron Corp. (b) (f)	888	6,962
Getinge AB - Class B (f)	348	4,649
Gilead Sciences Inc. (b)	819	41,581
GlaxoSmithKline Plc	4,605	81,384
Greatbatch Inc. (b) (f)	290	6,757
Haemonetics Corp. (b)	206	12,185
Halozyme Therapeutics Inc. (b) (f)	696	4,016
Hanger Orthopedic Group Inc. (b)	418	5,706
Health Management Associates Inc. (b) (f)	2,643	4,202
Health Net Inc. (b)	1,368	20,014
HealthSouth Corp. (b) (f)	859	8,538
HealthSpring Inc. (b)	347	6,045
Healthways Inc. (b)	241	3,331
Henry Schein Inc. (b) (f)	879	32,901
Hill-Rom Holdings Inc.	619	8,716
HMS Holdings Corp. (b)	302	9,347
Hologic Inc. (b) (f)	2,832	33,389
Hospira Inc. (b)	232	5,777
Human Genome Sciences Inc. (b)	895	1,620
Humana Inc. (b)	141	5,348
ICU Medical Inc. (b)	161	4,912
Idevus Pharmaceuticals Inc. (b) (f)	1,099	5,847
Idexx Laboratories Inc. (b) (f)	664	21,779
Immucor Inc. (b)	1,420	39,348
Immunogen Inc. (b) (f)	2,050	8,549
IMS Health Inc.	284	4,124
Incyte Corp. (b) (f)	1,336	3,914
Inspire Pharmaceuticals Inc. (b)	1,406	5,343
Integra LifeSciences Holdings Corp. (b) (f)	183	5,076
InterMune Inc. (b)	254	2,906
Intuitive Surgical Inc. (b) (f)	51	5,265
Invacare Corp.	318	6,061
inVentiv Health Inc. (b)	221	2,108
IRIS International Inc. (b)	397	3,954
Isis Pharmaceuticals Inc. (b) (f)	1,101	15,557

Johnson & Johnson	2,470	142,494
Kendle International Inc. (b) (f)	187	3,572
Kensey Nash Corp. (b)	245	5,064
Kindred Healthcare Inc. (b)	533	7,233
Kinetic Concepts Inc. (b) (f)	574	13,833
KV Pharmaceutical Co. - Class A (b) (f)	328	212
Laboratory Corp. of America Holdings (b)	106	6,275
Landauer Inc.	162	11,110
Lexicon Pharmaceuticals Inc. (b)	3,873	4,609
LHC Group Inc. (b)	274	7,291
Life Technologies Corp. (b)	197	5,016
LifePoint Hospitals Inc. (b) (f)	530	11,946
Ligand Pharmaceuticals Inc. - Class B (b)	958	2,031
Lincare Holdings Inc. (b)	820	19,721
Lonza Group AG	24	2,195
Luminex Corp. (b) (f)	614	12,507
Magellan Health Services Inc. (b)	504	18,255
MannKind Corp. (b) (f)	530	1,881
Martek Biosciences Corp. (f)	458	12,114
Masimo Corp. (b) (f)	970	26,937
McKesson Corp.	221	9,768
Medarex Inc. (b)	1,557	9,295
Medco Health Solutions Inc. (b)	444	19,949
Mediceo Paltac Holdings Co. Ltd.	400	4,445
Medicines Co. (b)	331	4,237
Medicis Pharmaceutical Corp. (f)	1,290	17,970
Medivation Inc. (b) (f)	323	6,056
Medtronic Inc.	1,015	33,992
Merck & Co. Inc.	1,889	53,931
Merck KGaA	75	6,364
Meridian Bioscience Inc.	289	6,144
Merit Medical Systems Inc. (b)	492	7,572
Mitsubishi Tanabe Pharma Corp. (f)	1,000	14,795
Molina Healthcare Inc. (b) (f)	240	4,210
Momenta Pharmaceuticals Inc. (b) (f)	496	5,372
Mylan Inc. (b) (f)	384	4,351
Myriad Genetics Inc. (b) (f)	439	32,736
Nabi Biopharmaceuticals (b)	1,150	4,750
Nektar Therapeutics (b) (f)	936	3,847
Neurocrine Biosciences Inc. (b) (f)	749	2,487
Nobel Biocare Holding AG	130	2,006
Novartis AG	2,064	85,557
Noven Pharmaceuticals Inc. (b)	306	3,039
Novo-Nordisk A/S - Class B	352	18,894
NPS Pharmaceuticals Inc. (b)	1,504	9,385
NuVasive Inc. (b) (f)	338	12,621
Omnicare Inc. (f)	1,261	35,258
Omnicell Inc. (b) (f)	419	3,272
Onyx Pharmaceuticals Inc. (b) (f)	587	17,862
OraSure Technologies Inc. (b) (f)	810	2,333

Orthofix International NV (b)	132	2,106
OSI Pharmaceuticals Inc. (b)	572	20,363
Owens & Minor Inc.	440	17,499
Palomar Medical Technologies Inc. (b)	407	3,602
Par Pharmaceutical Cos. Inc. (b)	733	9,023
Parexel International Corp. (b) (f)	538	5,321
Patterson Cos. Inc. (b) (f)	184	3,384
PDL BioPharma Inc.	2,148	13,790
Perrigo Co. (f)	935	27,442
Pfizer Inc.	6,053	88,253
Pharmaceutical Product Development Inc.	1,267	30,269
PharmaNet Development Group Inc. (b) (f)	353	461
PharMerica Corp. (b) (f)	209	3,436
Phase Forward Inc. (b)	397	5,360
Progenics Pharmaceuticals Inc. (b) (f)	303	2,209
PSS World Medical Inc. (b)	457	7,257
Psychiatric Solutions Inc. (b) (f)	1,035	26,910
Quest Diagnostics Inc.	147	7,254
Quidel Corp. (b)	573	7,048
Regeneron Pharmaceuticals Inc. (b)	744	13,005
RehabCare Group Inc. (b)	297	4,143
Res-Care Inc. (b)	319	4,322
Resmed Inc. (b)	815	32,519
Rigel Pharmaceuticals Inc. (b) (f)	657	4,592
Roche Holding AG	611	86,074
Salix Pharmaceuticals Ltd. (b) (f)	641	5,128
Sangamo Biosciences Inc. (b) (f)	690	2,864
Sanofi-Aventis SA	923	52,100
Santen Pharmaceutical Co. Ltd.	300	9,660
Savient Pharmaceuticals Inc. (b)	696	3,856
Schering-Plough Corp.	1,290	22,652
Seattle Genetics Inc. (b)	753	7,598
Sepracor Inc. (b)	1,163	17,678
Sequenom Inc. (b) (f)	443	9,817
Sirona Dental Systems Inc. (b) (f)	203	2,438
Smith & Nephew Plc	783	5,657
Somanetics Corp. (b)	324	4,743
Sonic Healthcare Ltd.	665	5,823
SonoSite Inc. (b) (f)	192	3,646
Sonova Holding AG (f)	72	3,476
Spectranetics Corp. (b)	534	1,601
St. Jude Medical Inc. (b)	308	11,202
Stereotaxis Inc. (b) (f)	488	1,244
STERIS Corp.	1,295	34,447
Stryker Corp.	195	8,237
Sun Healthcare Group Inc. (b)	444	5,031
Sunrise Senior Living Inc. (b) (f)	343	411
SurModics Inc. (b) (f)	133	2,637
Suzuken Co. Ltd. (f)	200	5,157
Symmetry Medical Inc. (b)	424	2,904

Synthes Inc.	57	6,895
Takeda Pharmaceutical Co. Ltd.	700	32,801
Techne Corp.	346	20,750
Teleflex Inc. (f)	387	20,581
Terumo Corp.	200	6,791
Theravance Inc. (b) (f)	983	12,956
Thermo Fisher Scientific Inc. (b)	359	12,899
Thoratec Corp. (b) (f)	1,135	32,881
UCB SA	114	3,558
United Therapeutics Corp. (b)	488	33,160
UnitedHealth Group Inc.	1,078	30,540
Universal American Corp. (b) (f)	285	2,813
Universal Health Services Inc.	596	22,559
Valeant Pharmaceutical International (b) (f)	1,900	41,230
Varian Inc. (b)	637	17,734
Varian Medical Systems Inc. (b)	228	8,466
VCA Antech Inc. (b) (f)	1,125	21,173
Vertex Pharmaceuticals Inc. (b) (f)	1,656	54,731
ViroPharma Inc. (b)	533	6,396
Vital Images Inc. (b)	224	2,533
Volcano Corp. (b)	334	4,365
Waters Corp. (b)	86	3,111
WellCare Health Plans Inc. (b)	406	6,001
WellPoint Inc. (b)	490	20,311
West Pharmaceutical Services Inc.	346	11,494
William Demant Holding AS (b)	96	3,191
Wright Medical Group Inc. (b) (f)	335	6,948
Wyeth	1,141	49,029
XenoPort Inc. (b) (f)	319	8,332
XOMA Ltd. (b) (f)	2,201	1,452
Zimmer Holdings Inc. (b)	168	6,115
Zoll Medical Corp. (b)	268	4,291
ZymoGenetics Inc. (b) (f)	501	2,128
		3,509,351
INDUSTRIALS - 9.0%
3M Co.	577	31,037
A P Moller - Maersk A/S (f)	1	4,827
AAR Corp. (b) (f)	267	4,843
ABB Ltd. (b)	1,843	24,056
Abertis Infraestructuras SA (f)	222	3,610
ABM Industries Inc.	475	7,054
ACCO Brands Corp. (b)	346	664
ACS Actividades de Construccion y Servicios SA (f)	138	5,566
Actuant Corp. - Class A	474	7,812
Acuity Brands Inc.	418	11,232
Adecco SA	114	3,839
Administaff Inc. (f)	182	3,838
Advanced Battery Technologies Inc. (b) (f)	1,219	3,121
Advisory Board Co. (b) (f)	164	2,870
AGCO Corp. (b) (f)	905	19,258

Aircastle Ltd.	1,449	5,912
AirTran Holdings Inc. (b) (f)	1,497	6,138
Alaska Air Group Inc. (b) (f)	673	17,740
Albany International Corp.	220	2,202
Alexander & Baldwin Inc. (f)	513	11,307
Alfa Laval AB (f)	692	4,860
Alliant Techsystems Inc. (b) (f)	317	25,617
Alstom SA	172	8,352
AMERCO Inc. (b)	90	2,768
American Commercial Lines Inc. (b) (f)	432	1,745
American Ecology Corp.	270	5,387
American Reprographics Co. (b) (f)	234	1,423
American Science & Engineering Inc. (f)	131	10,218
American Superconductor Corp. (b) (f)	312	5,048
Ameron International Corp.	102	5,085
Ametek Inc.	1,156	36,946
AO Smith Corp.	208	5,716
Apogee Enterprises Inc.	242	2,481
Applied Industrial Technologies Inc.	309	4,879
Applied Signal Technology Inc.	430	7,542
Arkansas Best Corp. (f)	217	5,076
Asahi Glass Co. Ltd.	1,000	5,222
Asciano Group	597	410
Astec Industries Inc. (b) (f)	222	5,455
Atlantia SpA	505	7,404
Atlas Air Worldwide Holdings Inc. (b) (f)	175	2,539
Atlas Copco AB - Class A	544	3,674
Atlas Copco AB - Class B	193	1,154
Avery Dennison Corp.	115	2,786
Badger Meter Inc. (f)	237	5,591
BAE Systems Plc	2,503	14,591
Baldor Electric Co.	407	5,702
Barnes Group Inc. (f)	405	4,577
BE Aerospace Inc. (b)	914	8,838
Beacon Roofing Supply Inc. (b) (f)	714	9,089
Belden Inc.	339	4,427
Blount International Inc. (b) (f)	580	4,860
Boeing Co.	667	28,221
Bouygues (f)	181	6,202
Bowne & Co. Inc.	482	1,349
Brady Corp. - Class A (f)	349	7,301
Brambles Ltd.	1,322	5,622
Briggs & Stratton Corp. (f)	398	5,886
Brink's Co.	543	14,351
British Airways Plc	756	1,316
Bucyrus International Inc. - Class A	793	12,292
Bunzl Plc	634	5,210
Burlington Northern Santa Fe Corp.	288	19,080
Capita Group Plc	635	6,428
Carlisle Cos. Inc.	572	10,679

Cascade Corp.	147	3,365
Caterpillar Inc.	535	16,505
Cathay Pacific Airways Ltd.	4,000	4,639
CBIZ Inc. (b) (f)	875	7,114
Central Japan Railway Co.	1	7,132
Cenveo Inc. (b) (f)	374	1,477
Ceradyne Inc. (b) (f)	196	4,473
CH Robinson Worldwide Inc. (f)	165	7,587
Chart Industries Inc. (b)	332	2,809
Cie de Saint-Gobain	264	8,983
CIRCOR International Inc.	175	3,894
Clarcor Inc.	533	16,171
Clean Harbors Inc. (b)	406	21,725
Cobham Plc	2,058	6,382
Columbus Mckinnon Corp. (b) (f)	204	2,595
Comfort Systems USA Inc.	617	6,312
Commercial Vehicle Group Inc. (b)	371	371
COMSYS IT Partners Inc. (b)	386	772
Consolidated Graphics Inc. (b) (f)	132	2,127
Con-Way Inc. (f)	466	10,266
Cooper Industries Ltd. - Class A	159	4,279
Copart Inc. (b)	635	15,297
Corporate Executive Board Co.	365	7,373
Corrections Corp. of America (b)	1,638	22,572
CoStar Group Inc. (b) (f)	146	4,325
CRA International Inc. (b)	149	3,130
Crane Co.	522	9,093
CSX Corp.	332	9,615
Cubic Corp.	209	5,676
Cummins Inc.	180	4,316
Curtiss-Wright Corp. (f)	477	15,407
Dai Nippon Printing Co. Ltd.	1,000	9,763
Daikin Industries Ltd.	300	6,878
Danaher Corp.	195	10,906
Deere & Co.	368	12,784
Deluxe Corp.	929	10,711
Deutsche Post AG	638	7,989
Dollar Thrifty Automotive Group Inc. (b) (f)	196	227
Donaldson Co. Inc.	733	22,811
Dover Corp.	177	5,006
DSV A/S	430	4,265
Ducommun Inc.	246	4,659
Dun & Bradstreet Corp.	81	6,156
Dycom Industries Inc. (b)	784	5,339
Dynamic Materials Corp. (f)	88	1,068
DynCorp International Inc. (b) (f)	320	4,813
Eagle Bulk Shipping Inc. (f)	545	2,910
East Japan Railway Co.	300	20,343
Eaton Corp.	169	7,439
EMCOR Group Inc. (b)	540	11,119

Emerson Electric Co.	913	29,855
Encore Wire Corp. (f)	354	5,845
Energy Conversion Devices Inc. (b) (f)	502	12,635
EnergySolutions Inc.	318	1,428
EnerSys (b) (f)	488	4,446
Ennis Inc.	319	3,570
EnPro Industries Inc. (b)	235	4,301
Equifax Inc.	96	2,373
ESCO Technologies Inc. (b) (f)	240	8,506
Esterline Technologies Corp. (b)	226	8,156
European Aeronautic Defence & Space Co. NV	298	5,229
Evergreen Solar Inc. (b) (f)	1,030	2,276
Expeditors International Washington Inc.	273	7,592
Experian Plc	874	5,475
Exponent Inc. (b)	270	6,620
Fanuc Ltd.	200	11,853
Fastenal Co. (f)	196	6,699
Federal Signal Corp.	637	4,300
FedEx Corp.	238	12,124
Finmeccanica SpA	348	5,467
First Solar Inc. (b) (f)	39	5,569
Flowserve Corp.	98	5,224
Fluor Corp.	192	7,469
Fomento de Construcciones y Contratas SA	77	2,016
Force Protection Inc. (b) (f)	597	3,588
Forward Air Corp.	260	5,268
Franklin Electric Co. Inc. (f)	254	6,601
FreightCar America Inc. (f)	138	2,643
FTI Consulting Inc. (b) (f)	547	22,432
Fuel Tech Inc. (b) (f)	196	1,962
FuelCell Energy Inc. (b) (f)	839	3,239
Furmanite Corp. (b)	789	2,935
Fushi Copperweld Inc. (b) (f)	272	1,276
G&K Services Inc. - Class A	201	3,708
G4S Plc	2,120	5,893
Gamesa Corp. Tecnologica SA	284	4,793
GATX Corp.	444	10,700
GEA Group AG	196	2,266
Geberit AG	20	1,942
Genco Shipping & Trading Ltd. (f)	154	2,395
GenCorp Inc. (b) (f)	504	1,462
General Cable Corp. (b) (f)	56	922
General Dynamics Corp.	395	22,408
General Electric Co.	9,406	114,095
Genesee & Wyoming Inc. - Class A (b)	299	8,124
Geo Group Inc. (b) (f)	416	6,157
GeoEye Inc. (b) (f)	302	5,210
Gibraltar Industries Inc.	332	3,396
Goodrich Corp.	171	6,611
Gorman-Rupp Co. (f)	295	7,552

Graco Inc. (f)	679	14,442
GrafTech International Ltd. (b)	1,121	8,979
Granite Construction Inc. (f)	621	21,872
Greenbrier Cos. Inc.	298	1,654
Grupo Ferrovial SA (f)	80	2,133
Harsco Corp.	822	19,498
Hays Plc	2,503	2,730
Healthcare Services Group	404	6,189
Heartland Express Inc.	528	7,107
Heico Corp. (f)	201	7,946
Heidrick & Struggles International Inc.	154	2,341
Herley Industries Inc. (b)	424	4,723
Herman Miller Inc.	1,071	11,770
Hexcel Corp. (b)	1,029	8,530
HNI Corp.	1,143	15,099
Honeywell International Inc. (f)	641	21,031
Horizon Lines Inc. - Class A (f)	572	1,968
HUB Group Inc. - Class A (b)	291	6,606
Hubbell Inc. - Class B	541	16,771
Hudson Highland Group Inc. (b) (f)	468	1,151
Huron Consulting Group Inc. (b) (f)	150	7,497
Hutchison Whampoa Ltd.	2,000	10,177
ICF International Inc. (b)	374	8,875
IDEX Corp.	932	21,073
II-VI Inc. (b)	250	4,708
Illinois Tool Works Inc.	419	13,685
IMI Plc (f)	802	3,124
Ingersoll-Rand Co. Ltd. - Class A	302	4,895
Insituform Technologies Inc. - Class A (b) (f)	311	5,834
Insteel Industries Inc. (f)	438	3,373
Interface Inc.	549	2,240
InterLine Brands Inc. (b)	347	2,776
International Shipholding Corp.	263	5,655
Invensys Plc (b)	1,448	3,253
ITOCHU Corp.	1,000	4,861
ITT Corp.	253	11,456
Jacobs Engineering Group Inc. (b)	162	6,265
JB Hunt Transport Services Inc.	955	21,268
JetBlue Airways Corp. (b)	3,860	21,732
Joy Global Inc.	1,145	23,850
Kadant Inc. (b) (f)	252	2,530
Kajima Corp. (f)	2,000	5,275
Kaman Corp. - Class A (f)	348	6,643
Kansas City Southern (b)	899	16,326
Kawasaki Kisen Kaisha Ltd.	1,000	3,644
Kaydon Corp.	276	7,507
KBR Inc.	1,828	25,884
Keisei Electric Railway Co. Ltd. (f)	1,000	5,379
Kelly Services Inc. - Class A (f)	455	4,122
Kennametal Inc.	836	13,409

Keppel Corp. Ltd.	1,000	2,633
Kforce Inc. (b)	420	2,625
Kimball International Inc. - Class B (f)	498	3,431
Kintetsu Corp. (f)	3,000	13,561
Knight Transportation Inc. (f)	468	6,243
Knoll Inc.	355	2,421
Komatsu Ltd. (f)	1,000	10,324
Kone Oyj	220	4,628
Koninklijke Philips Electronics NV	982	17,854
Korn/Ferry International (b) (f)	1,084	10,190
Kubota Corp.	1,000	5,439
Kuehne & Nagel International AG	107	5,904
L-3 Communications Holdings Inc.	113	8,929
Ladish Co. Inc. (b) (f)	210	2,388
Landstar System Inc.	551	19,764
Layne Christensen Co. (b)	169	2,667
LB Foster Co. (b)	177	4,671
LECG Corp. (b)	443	1,449
Leighton Holdings Ltd.	162	1,681
Lincoln Electric Holdings Inc.	401	16,509
Lindsay Corp. (f)	239	6,214
LMI Aerospace Inc. (b)	327	3,692
Lockheed Martin Corp.	322	26,417
M&F Worldwide Corp. (b) (f)	88	933
Macquarie Infrastructure Group (f)	3,650	3,649
Man AG	103	4,500
Manitowoc Co. Inc.	182	1,001
Manpower Inc.	857	24,390
Marubeni Corp.	2,000	7,118
Masco Corp.	435	3,402
MasTec Inc. (b)	440	4,677
McGrath RentCorp	183	3,838
Metso Oyj	155	1,512
Microvision Inc. (b)	2,018	3,229
Middleby Corp. (b) (f)	150	3,474
Mine Safety Appliances Co.	510	10,006
Mitsubishi Corp.	1,200	15,857
Mitsubishi Electric Corp.	2,000	9,179
Mitsubishi Heavy Industries Ltd. (f)	4,000	15,115
Mitsubishi Logistics Corp.	1,000	10,157
Mitsui & Co. Ltd.	2,000	20,871
Mitsui OSK Lines Ltd. (f)	1,000	5,711
Mobile Mini Inc. (b) (f)	290	3,666
Monster Worldwide Inc. (b) (f)	167	1,538
Moog Inc. - Class A (b)	452	13,542
MPS Group Inc. (b)	2,289	13,848
MSC Industrial Direct Co. - Class A (f)	487	16,685
MTR Corp.	6,000	14,330
Mueller Industries Inc.	300	6,036
Mueller Water Products Inc.	1,011	6,844

NACCO Industries Inc. - Class A	46	1,472
National Express Group Plc	353	1,669
Navigant Consulting Inc. (b)	810	11,607
NCI Building Systems Inc. (b)	162	1,878
Nippon Express Co. Ltd.	1,000	3,579
Nippon Yusen KK	1,000	4,685
Nordson Corp. (f)	661	19,969
Norfolk Southern Corp.	318	12,198
Northrop Grumman Corp.	277	13,329
Obayashi Corp.	1,000	4,701
Old Dominion Freight Line Inc. (b) (f)	324	8,126
On Assignment Inc. (b) (f)	664	3,074
Orbital Sciences Corp. (b)	423	7,094
Orion Marine Group Inc. (b)	434	4,297
Orkla ASA (f)	965	6,445
Oshkosh Truck Corp.	690	4,982
Otter Tail Corp. (f)	410	8,311
PACCAR Inc.	321	8,471
Pacer International Inc. (f)	311	2,675
Parker Hannifin Corp.	205	7,833
Pentair Inc.	956	21,864
Perini Corp. (b) (f)	253	5,275
Pitney Bowes Inc.	370	8,236
Power-One Inc. (b) (f)	1,071	1,092
Precision Castparts Corp.	133	8,638
PRG-Schultz International Inc. (b)	667	2,088
Q-Cells AG (b)	32	787
Quanex Building Products Corp.	330	2,802
Quanta Services Inc. (b) (f)	2,002	42,803
Randstad Holdings NV	72	1,434
Raven Industries Inc.	186	4,057
Raytheon Co.	337	17,059
RBC Bearings Inc. (b) (f)	272	4,972
Regal-Beloit Corp.	246	8,354
Renewable Energy Corp. AS (b) (f)	200	2,019
Republic Airways Holdings Inc. (b)	265	2,170
Republic Services Inc. - Class A	393	10,163
Resources Connection Inc. (b) (f)	366	5,296
Robbins & Myers Inc.	340	5,879
Robert Half International Inc. (f)	187	3,170
Rockwell Automation Inc.	144	3,750
Rockwell Collins Inc.	143	5,388
Rollins Inc.	853	13,307
Rolls-Royce Group Plc (b)	1,540	7,409
Roper Industries Inc.	895	36,820
RR Donnelley & Sons Co.	224	2,186
Rush Enterprises Inc. - Class A (b)	297	2,703
Sacyr Vallehermoso SA (f)	140	1,201
Sandvik AB	1,286	6,610
Scania AB (f)	348	2,808

Schneider Electric SA (virt-x)	239	15,227
School Specialty Inc. (b) (f)	208	3,432
Seaboard Corp.	3	3,015
Secom Co. Ltd.	200	8,398
SGS SA	7	7,423
Shaw Group Inc. (b)	816	22,685
Shimizu Corp. (f)	2,000	9,023
Siemens AG (f)	754	42,459
Simpson Manufacturing Co. Inc.	359	7,205
Singapore Airlines Ltd.	940	6,870
Skanska AB (f)	328	2,813
SKF AB - Class B	722	6,063
SkyWest Inc.	514	8,044
SMC Corp. (f)	100	8,916
Smiths Group Plc	538	6,678
Societe BIC SA (f)	112	6,023
Sojitz Corp.	1,500	2,298
Southwest Airlines Co.	782	5,497
Spherion Corp. (b)	746	1,067
SPX Corp.	572	24,087
Standard Parking Corp. (b)	406	7,771
Standex International Corp.	400	6,140
Stericycle Inc. (b)	123	6,017
Sterling Construction Co. Inc. (b)	304	5,448
Sulzer AG	70	3,500
Sumitomo Corp.	1,000	9,049
Sumitomo Electric Industries Ltd.	1,100	8,280
Sumitomo Heavy Industries Ltd.	1,000	3,175
Sykes Enterprises Inc. (b)	361	6,032
Taisei Corp. (f)	3,000	6,624
Taser International Inc. (b) (f)	451	2,287
Team Inc. (b)	264	5,214
Tecumseh Products Co. (b)	203	1,665
Teledyne Technologies Inc. (b)	260	7,246
Tennant Co. (f)	343	4,644
Terex Corp. (b) (f)	1,013	11,994
Tetra Tech Inc. (b)	433	10,059
Textron Inc.	216	1,950
Thermadyne Holdings Corp. (b)	430	1,505
Thomas & Betts Corp. (b) (f)	515	11,016
Timken Co.	887	13,207
Titan International Inc. (f)	218	1,692
TNT NV	362	6,329
Toll Holdings Ltd.	597	2,046
Tomkins Plc	1,622	2,768
Toppan Printing Co. Ltd.	1,000	6,734
TransDigm Group Inc. (b) (f)	321	10,940
Transurban Group	1,299	4,186
Tredegar Corp. (f)	345	5,693
Trinity Industries Inc. (f)	899	10,347

Triumph Group Inc.	149	6,747
TrueBlue Inc. (b)	432	3,672
Tyco International Ltd.	379	7,967
UAL Corp. (b) (f)	1,790	16,898
Union Pacific Corp.	432	18,917
United Capital Corp. (b) (f)	294	5,704
United Parcel Service Inc. - Class B (f)	952	40,450
United Rentals Inc. (b)	488	2,723
United Stationers Inc. (b)	230	6,442
United Technologies Corp.	903	43,335
Universal Forest Products Inc. (f)	277	5,817
URS Corp. (b)	1,058	36,025
US Airways Group Inc. (b) (f)	2,588	14,674
Vallourec	30	2,953
Vestas Wind Systems A/S (b)	185	9,040
Viad Corp.	192	4,268
Vinci SA (f)	374	12,853
Volt Information Sciences Inc. (b)	338	1,802
VSE Corp.	214	6,155
Wabash National Corp. (f)	710	2,002
Wabtec Corp.	922	27,595
Wartsila Oyj	101	2,716
Waste Connections Inc. (b)	1,613	46,809
Waste Management Inc.	445	13,880
Watsco Inc.	218	7,205
Watson Wyatt Worldwide Inc.	420	19,530
Watts Water Technologies Inc. (f)	250	5,570
Werner Enterprises Inc.	918	13,770
West Japan Railway Co.	1	4,067
Wolseley Plc	601	1,504
Woodward Governor Co. (f)	1,169	24,046
WW Grainger Inc.	112	8,170
Yamato Holdings Co. Ltd.	1,000	10,156
YRC Worldwide Inc. (b) (f)	1,341	3,862
Zodiac SA (f)	116	4,208
		3,401,545
INFORMATION TECHNOLOGY - 8.7%
3Com Corp. (b) (f)	6,313	14,709
ACI Worldwide Inc. (b) (f)	609	10,347
Actel Corp. (b)	430	3,879
Actuate Corp. (b) (f)	1,062	3,781
Acxiom Corp.	1,600	15,216
Adaptec Inc. (b)	1,674	4,670
ADC Telecommunications Inc. (b) (f)	1,245	6,312
Adobe Systems Inc. (b)	445	8,593
ADTRAN Inc.	1,060	16,059
Advanced Analogic Technologies Inc. (b) (f)	705	2,122
Advanced Energy Industries Inc. (b) (f)	413	3,709
Advanced Micro Devices Inc. (b) (f)	1,039	2,275
Advantest Corp.	200	2,700

Advent Software Inc. (b) (f)	333	7,269
Affiliated Computer Services Inc. - Class A (b)	119	5,457
Agilent Technologies Inc. (b)	330	5,966
Agilysis Inc. (f)	466	1,664
Akamai Technologies Inc. (b)	208	2,804
Alcatel-Lucent (b)	3,152	6,272
Alliance Data Systems Corp. (b) (f)	763	31,733
Altera Corp.	396	6,090
American Software Inc.	1,084	4,499
Amkor Technology Inc. (b)	835	1,937
Amphenol Corp. - Class A	253	6,616
Anadigics Inc. (b) (f)	744	1,510
Analog Devices Inc.	330	6,593
Anaren Inc. (b)	439	5,189
Anixter International Inc. (b) (f)	238	6,421
Ansys Inc. (b)	992	24,661
Apple Inc. (b)	797	71,834
Applied Materials Inc.	1,109	10,391
Applied Micro Circuits Corp. (b) (f)	547	2,188
Ariba Inc. (b)	1,008	7,701
Arris Group Inc. (b) (f)	1,087	7,739
Arrow Electronics Inc. (b)	1,299	24,772
Art Technology Group Inc. (b) (f)	2,044	3,495
ASML Holding NV	390	6,497
Aspen Technology Inc. (b)	937	6,278
Atheros Communications Inc. (b) (f)	586	7,038
Atmel Corp. (b)	5,233	17,478
ATMI Inc. (b)	277	3,742
Autodesk Inc. (b) (f)	195	3,229
Automatic Data Processing Inc.	466	16,930
Avid Technology Inc. (b) (f)	323	3,233
Avnet Inc. (b)	1,510	29,928
Avocent Corp. (b) (f)	1,190	17,077
Axcelis Technologies Inc. (b)	1,338	381
Bankrate Inc. (b) (f)	206	6,872
Benchmark Electronics Inc. (b)	471	5,530
Black Box Corp. (f)	186	4,060
Blackbaud Inc. (f)	314	3,495
Blackboard Inc. (b) (f)	260	6,607
Blue Coat Systems Inc. (b) (f)	276	2,647
BMC Software Inc. (b)	229	5,801
Brightpoint Inc. (b) (f)	580	2,714
Broadcom Corp. - Class A (b)	624	9,890
Broadridge Financial Solutions Inc.	1,442	19,453
Brocade Communications Systems Inc. (b)	688	2,621
Brooks Automation Inc. (b)	555	2,536
CA Inc.	384	6,908
Cabot Microelectronics Corp. (b)	230	5,235
CACI International Inc. - Class A (b)	233	10,520
Cadence Design Systems Inc. (b)	3,182	12,028

Callidus Software Inc. (b)	1,172	3,071
Canon Inc.	1,000	27,286
Cap Gemini SA	124	4,295
Checkpoint Systems Inc. (b)	327	2,927
China Security & Surveillance Technology Inc. (b) (f)	464	2,552
Chordiant Software Inc. (b)	443	1,041
Cirrus Logic Inc. (b)	1,134	3,198
Cisco Systems Inc. (b)	5,364	80,299
Citrix Systems Inc. (b)	288	6,060
Cogent Inc. (b)	708	8,241
Cognex Corp. (f)	411	5,368
Cognizant Technology Solutions Corp. (b)	208	3,896
Cogo Group Inc. (b)	429	2,866
Cohu Inc.	387	3,862
CommScope Inc. (b)	775	11,176
CommVault Systems Inc. (b)	380	5,043
Computer Sciences Corp. (b)	151	5,563
Comtech Telecommunications Corp. (b) (f)	205	7,954
Concur Technologies Inc. (b) (f)	374	9,234
Corning Inc.	1,492	15,084
Cree Inc. (b) (f)	898	17,897
CSG Systems International Inc. (b)	770	11,165
CTS Corp.	497	2,555
CyberSource Corp. (b) (f)	823	9,818
Cymer Inc. (b) (f)	268	5,467
Daktronics Inc. (f)	261	2,252
Dassault Systemes SA (f)	147	5,573
Data Domain Inc. (b) (f)	466	6,067
DealerTrack Holdings Inc. (b) (f)	243	2,768
Dell Inc. (b)	1,900	18,050
Diebold Inc.	596	14,769
Digi International Inc. (b)	525	3,990
Digital River Inc. (b)	746	18,478
Diodes Inc. (b) (f)	330	2,138
DivX Inc. (b)	441	2,218
DSP Group Inc. (b)	528	3,437
DST Systems Inc. (b) (f)	529	16,806
DTS Inc. (b) (f)	165	2,244
Earthlink Inc. (b)	1,099	8,275
eBay Inc. (b)	920	11,058
Electro Scientific Industries Inc. (b)	387	2,446
Electronic Arts Inc. (b)	252	3,891
Electronics for Imaging Inc. (b)	453	4,027
Elixir Gaming Technologies Inc. (b) (f)	4,267	555
Elpida Memory Inc. (b) (f)	100	705
EMC Corp. (b)	1,701	18,779
Emcore Corp. (b) (f)	808	1,067
EMS Technologies Inc. (b)	266	6,384
Emulex Corp. (b) (f)	1,213	6,926
Entegris Inc. (b)	1,035	1,439

Entrust Inc. (b)	1,973	2,960
Epicor Software Corp. (b) (f)	577	2,043
EPIQ Systems Inc. (b)	435	7,708
Euronet Worldwide Inc. (b) (f)	263	2,643
Exar Corp. (b)	600	4,062
ExlService Holdings Inc. (b)	319	2,536
Extreme Networks (b)	1,862	3,296
F5 Networks Inc. (b)	872	19,332
Factset Research Systems Inc. (f)	427	16,995
Fair Isaac Corp. (f)	1,133	14,389
Fairchild Semiconductor International Inc. (b)	1,108	5,041
FARO Technologies Inc. (b)	276	4,146
FEI Co. (b)	296	5,387
Fidelity National Information Services Inc.	143	2,275
Finisar Corp. (b) (f)	2,415	1,232
Fiserv Inc. (b)	149	4,731
FLIR Systems Inc. (b)	223	5,568
FormFactor Inc. (b) (f)	325	5,057
Foxconn International Holdings Ltd. (b) (f)	2,000	732
FUJIFILM Holdings Corp.	400	8,745
Fujitsu Ltd.	2,000	8,991
Gartner Inc. - Class A (b) (f)	1,232	17,445
Global Cash Access Holdings Inc. (b)	421	1,141
Global Payments Inc.	835	28,983
Globecomm Systems Inc. (b)	678	3,478
Google Inc. - Class A (b)	213	72,107
GSI Commerce Inc. (b)	416	3,565
Hackett Group Inc. (b)	1,085	3,049
Harmonic Inc. (b)	1,073	5,526
Harris Corp.	208	9,004
Harris Stratex Networks Inc. - Class A (b)	403	2,781
Heartland Payment Systems Inc. (f)	237	2,150
Hewlett-Packard Co.	2,268	78,813
Hitachi Ltd.	4,000	12,201
Hittite Microwave Corp. (b) (f)	159	4,074
Hoya Corp.	400	7,133
Hutchinson Technology Inc. (b) (f)	397	1,258
i2 Technologies Inc. (b) (f)	442	2,758
Ibiden Co. Ltd. (f)	300	6,070
Imation Corp. (f)	576	5,610
Immersion Corp. (b) (f)	468	2,429
Infineon Technologies AG (b)	621	557
Informatica Corp. (b)	639	8,154
InfoSpace Inc. (b)	380	3,044
Ingram Micro Inc. - Class A (b)	1,766	21,669
Insight Enterprises Inc. (b)	413	2,139
Integrated Device Technology Inc. (b)	1,738	9,976
Intel Corp.	5,189	66,938
InterDigital Inc. (b) (f)	560	18,105
Intermec Inc. (b)	720	8,942

Internap Network Services Corp. (b) (f)	393	1,057
International Business Machines Corp.	1,217	111,538
International Rectifier Corp. (b) (f)	637	8,676
Internet Capital Group Inc. (b)	765	3,297
Intersil Corp.	1,254	11,675
Interwoven Inc. (b)	532	8,390
Intevac Inc. (b) (f)	301	1,318
Intuit Inc. (b)	299	6,772
Ixia (b) (f)	813	4,325
j2 Global Communications Inc. (b) (f)	359	7,029
Jabil Circuit Inc.	318	1,851
Jack Henry & Associates Inc.	1,574	28,017
JDA Software Group Inc. (b)	187	2,094
Juniper Networks Inc. (b)	441	6,245
Kenexa Corp. (b)	235	1,596
KLA-Tencor Corp.	185	3,707
Knot Inc. (b)	297	2,043
Konica Minolta Holdings Inc. (f)	500	3,894
Kopin Corp. (b)	2,064	3,261
Kulicke & Soffa Industries Inc. (b) (f)	929	1,421
Kyocera Corp. (f)	200	12,839
L-1 Identity Solutions Inc. (b) (f)	516	3,741
Lam Research Corp. (b) (f)	1,245	25,161
Lattice Semiconductor Corp. (b)	1,532	2,359
Lawson Software Inc. (b)	1,055	4,452
Lender Processing Services Inc.	844	21,876
Linear Technology Corp. (f)	328	7,682
Littelfuse Inc. (b) (f)	186	2,846
Logica Plc	2,230	2,125
LoopNet Inc. (b) (f)	283	1,840
Loral Space & Communications Inc. (b) (f)	139	1,836
LSI Corp. (b)	881	2,802
Macrovision Solutions Corp. (b)	1,753	22,982
Magma Design Automation Inc. (b) (f)	487	560
Manhattan Associates Inc. (b)	259	3,973
Mantech International Corp. - Class A (b)	427	22,900
Marchex Inc. - Class B (f)	583	2,921
MasterCard Inc. (f)	65	8,826
Mattson Technology Inc. (b) (f)	837	820
MAXIMUS Inc. (f)	159	5,908
McAfee Inc. (b)	225	6,860
MEMC Electronic Materials Inc. (b)	253	3,441
Mentor Graphics Corp. (b) (f)	1,948	9,078
MercadoLibre Inc. (b) (f)	334	4,479
Mercury Computer Systems Inc. (b)	584	3,486
Metavante Technologies Inc. (b)	1,089	15,801
Methode Electronics Inc.	622	2,874
Mettler Toledo International Inc. (b)	353	23,503
Micrel Inc.	836	6,354
Microchip Technology Inc.	297	5,634

Micron Technology Inc. (b) (f)	622	2,314
Micros Systems Inc. (b)	786	11,318
Microsemi Corp. (b)	868	7,291
Microsoft Corp.	7,145	122,180
MicroStrategy Inc. - Class A (b)	68	2,632
MIPS Technologies Inc. - Class A (b) (f)	1,483	2,491
MKS Instruments Inc. (b)	345	4,847
ModusLink Global Solutions Inc. (b)	757	1,764
Molex Inc.	247	3,302
Monolithic Power Systems Inc. (b) (f)	332	4,034
Motorola Inc.	1,865	8,262
Move Inc. (b)	2,599	4,392
MSC Software Corp. (b)	504	2,933
MTS Systems Corp.	129	3,379
Murata Manufacturing Co. Ltd. (f)	200	7,568
National Instruments Corp.	530	11,379
National Semiconductor Corp.	344	3,488
NCR Corp. (b)	1,731	21,724
NEC Corp. (f)	2,000	5,333
Ness Technologies Inc. (b)	690	2,739
Net 1 UEPS Technologies Inc. (b)	369	4,956
NetApp Inc. (b)	283	4,197
NetGear Inc. (b) (f)	297	3,303
NetLogic Microsystems Inc. (b) (f)	211	4,475
NetScout Systems Inc. (b)	528	7,508
NeuStar Inc. - Class A (b) (f)	647	8,812
Newport Corp. (b) (f)	518	2,771
Nidec Corp.	100	4,804
Nintendo Co. Ltd. (i)	100	29,451
Nokia Oyj	3,355	41,196
Nomura Research Institute Ltd. (f)	500	9,062
Novatel Wireless Inc. (b) (f)	437	2,421
Nvidia Corp. (b)	388	3,085
Obic Co. Ltd. (f)	40	6,211
Omniture Inc. (b) (f)	676	6,145
Omnivision Technologies Inc. (b)	571	3,820
Omron Corp. (f)	300	3,573
Oplink Communications Inc. (b)	507	3,584
OPNET Technologies Inc. (b) (f)	650	5,330
Oracle Corp. (b)	3,345	56,296
Palm Inc. (b) (f)	2,007	15,394
Parametric Technology Corp. (b) (f)	2,159	19,431
Park Electrochemical Corp.	366	6,423
ParkerVision Inc. (b) (f)	603	1,079
Paychex Inc.	303	7,360
PC-Tel Inc.	654	4,225
Perficient Inc. (b) (f)	475	1,857
Perot Systems Corp. (b)	684	8,885
Photronics Inc. (b) (f)	477	758
Plantronics Inc.	1,099	11,155

Plexus Corp. (b) (f)	337	4,873
PLX Technology Inc. (b) (f)	208	344
PMC - Sierra Inc. (b)	2,521	12,277
Polycom Inc. (b) (f)	1,590	22,340
Power Integrations Inc.	320	6,230
Powerwave Technologies Inc. (b) (f)	2,153	969
Presstek Inc. (b)	1,134	2,449
Progress Software Corp. (b) (f)	324	5,527
QUALCOMM Inc.	1,440	49,752
Quality Systems Inc. (f)	178	6,636
Quantum Corp. (b)	3,362	1,715
Quest Software Inc. (b)	532	6,634
Rackable Systems Inc. (b)	680	2,672
Radiant Systems Inc. (b)	747	2,585
Radisys Corp. (b) (f)	468	2,214
RealNetworks Inc. (b)	753	2,123
RF Micro Devices Inc. (b) (f)	6,040	6,523
Ricoh Co. Ltd.	1,000	12,204
Riverbed Technology Inc. (b) (f)	835	8,475
Rofin-Sinar Technologies Inc. (b) (f)	258	4,358
Rogers Corp. (b)	141	3,455
Rohm Co. Ltd.	100	4,967
Rudolph Technologies Inc. (b)	490	1,377
S1 Corp. (b)	399	2,661
SAIC Inc. (b)	1,961	38,710
SanDisk Corp. (b)	181	2,069
Sanmina-SCI Corp. (b) (f)	8,420	2,779
SAP AG	702	25,033
Sapient Corp. (b) (f)	1,421	6,053
SAVVIS Inc. (b) (f)	226	1,442
ScanSource Inc. (b)	257	4,811
Semtech Corp. (b)	1,274	14,970
Sigma Designs Inc. (b) (f)	306	3,127
Silicon Image Inc. (b)	1,390	5,101
Silicon Laboratories Inc. (b)	489	11,262
Silicon Storage Technology Inc. (b)	1,730	3,547
SiRF Technology Holdings Inc. (b)	370	378
Skyworks Solutions Inc. (b)	1,143	4,938
Smart Modular Technologies WWH Inc. (b)	505	582
Smith Micro Software Inc. (b)	443	2,348
Solera Holdings Inc. (b)	347	8,359
Sonic Solutions Inc. (b)	479	628
SonicWALL Inc. (b) (f)	926	3,260
Sonus Networks Inc. (b) (f)	1,779	2,348
Spansion Inc. (b) (f)	2,718	183
SPSS Inc. (b)	134	3,441
SRA International Inc. - Class A (b)	1,017	16,608
Standard Microsystems Corp. (b) (f)	193	2,673
STMicroelectronics NV	648	3,370
Stratasys Inc. (b) (f)	185	1,981

Sun Microsystems Inc. (b)	700	2,912
Supertex Inc. (b)	199	4,515
SupportSoft Inc. (b)	1,813	3,427
Sybase Inc. (b) (f)	1,769	48,311
Sycamore Networks Inc. (b)	2,074	4,874
Symantec Corp. (b)	720	11,038
Synaptics Inc. (b) (f)	394	9,287
Synchronoss Technologies Inc. (b)	204	1,736
Synopsys Inc. (b)	1,526	28,231
Take-Two Interactive Software Inc. (b)	540	3,791
TDK Corp.	100	3,755
Tech Data Corp. (b)	521	9,435
Technitrol Inc.	326	718
Tekelec (b) (f)	526	6,533
TeleCommunication Systems Inc. (b)	1,302	9,322
Telefonaktiebolaget LM Ericsson - Class B (f)	2,382	19,020
TeleTech Holdings Inc. (b) (f)	327	2,645
Tellabs Inc. (b)	760	3,139
Teradata Corp. (b)	182	2,390
Tessera Technologies Inc. (b)	331	3,893
Texas Instruments Inc.	1,155	17,267
THQ Inc. (b)	456	1,801
TIBCO Software Inc. (b) (f)	1,535	8,212
TiVo Inc. (b) (f)	1,523	10,950
TNS Inc. (b)	427	3,531
Tokyo Electron Ltd. (f)	100	3,665
Toshiba Corp. (f)	2,000	6,982
Total System Services Inc.	181	2,291
Trident Microsystems Inc. (b)	1,232	2,094
Trimble Navigation Ltd. (b)	1,099	16,287
TriQuint Semiconductor Inc. (b)	3,158	6,379
TTM Technologies Inc. (b) (f)	688	4,149
Tyco Electronics Ltd.	379	5,367
Tyler Technologies Inc. (b) (f)	555	6,987
Ultimate Software Group Inc. (b) (f)	232	3,195
Ultratech Inc. (b)	625	7,000
United Online Inc. (f)	587	3,592
Universal Display Corp. (b) (f)	520	3,968
UTStarcom Inc. (b)	1,807	2,656
ValueClick Inc. (b)	1,772	11,075
Varian Semiconductor Equipment Associates Inc. (b)	188	3,580
VASCO Data Security International (b) (f)	283	1,919
Veeco Instruments Inc. (b) (f)	416	2,009
VeriFone Holdings Inc. (b) (f)	769	3,560
VeriSign Inc. (b) (f)	324	6,256
ViaSat Inc. (b)	262	5,806
Vignette Corp. (b)	457	3,185
Vishay Intertechnology Inc. (b)	1,683	4,982
VistaPrint Ltd. (b) (f)	366	8,381
Vocus Inc. (b) (f)	232	3,540

Web.com Group Inc. (b)	798	2,394
Websense Inc. (b)	361	4,043
Western Digital Corp. (b)	2,259	33,162
Western Union Co.	611	8,346
Wind River Systems Inc. (b)	1,131	9,014
Wright Express Corp. (b)	299	3,486
Xerox Corp.	789	5,239
Xilinx Inc.	328	5,527
Yahoo! Inc. (b)	1,220	14,311
Yahoo! Japan Corp. (f)	20	6,346
Zebra Technologies Corp. (b)	702	11,815
Zoran Corp. (b)	535	3,177
		3,302,090
MATERIALS - 3.5%
A. Schulman Inc.	351	5,318
AbitibiBowater Inc. (b) (f)	553	420
AEP Industries Inc. (b) (f)	146	2,094
Air Liquide	211	15,409
Air Products & Chemicals Inc.	267	13,430
Airgas Inc.	831	29,343
AK Steel Holding Corp. (f)	57	460
Akzo Nobel NV	299	10,735
Albemarle Corp.	702	15,620
Alcoa Inc.	786	6,123
Allegheny Technologies Inc. (f)	86	1,900
Alumina Ltd.	1,331	935
AMCOL International Corp. (f)	281	4,072
Amcor Ltd.	1,723	5,832
Anglo American Plc	1,093	20,053
Apex Silver Mines Ltd. (b) (f) (i)	426	281
AptarGroup Inc.	805	24,810
ArcelorMittal (f)	818	18,544
Arch Chemicals Inc. (f)	234	5,244
Asahi Kasei Corp.	2,000	8,182
Ashland Inc.	693	5,558
Ball Corp.	151	5,789
BASF SE	900	26,181
BHP Billiton Ltd.	2,872	53,257
BHP Billiton Plc	2,041	34,932
BlueScope Steel Ltd.	789	1,734
Boral Ltd. (f)	1,575	3,253
Brush Engineered Materials Inc. (b) (f)	231	2,901
Buckeye Technologies Inc. (b)	651	1,901
Cabot Corp. (f)	601	8,029
Calgon Carbon Corp. (b) (f)	358	4,500
Carpenter Technology Corp.	498	8,217
CF Industries Holdings Inc.	83	3,901
Chemtura Corp.	2,186	1,640
Cliffs Natural Resources Inc.	1,224	28,360
Coeur d'Alene Mines Corp. (b) (f)	4,127	2,930

Commercial Metals Co.	1,320	15,180
Compass Minerals International Inc.	262	15,765
CRH Plc	430	10,020
Cytec Industries Inc.	406	8,299
Deltic Timber Corp. (f)	106	4,194
Dow Chemical Co.	797	9,237
Eastman Chemical Co. (f)	132	3,425
Ecolab Inc.	149	5,060
EI Du Pont de Nemours & Co.	781	17,932
Eurasian Natural Resources Corp.	357	1,640
Ferro Corp.	919	3,639
Flotek Industries Inc. (b) (f)	210	607
FMC Corp.	808	36,053
Fortescue Metals Group Ltd. (b) (f)	1,313	1,414
Freeport-McMoRan Copper & Gold Inc. (f)	338	8,497
General Moly Inc. (b) (f)	852	767
Givaudan SA	8	5,432
Glatfelter	562	4,895
Graphic Packaging Holding Co. (b)	1,801	1,567
Grief Inc.	337	10,198
Haynes International Inc. (b)	85	1,553
HB Fuller Co.	455	6,356
Headwaters Inc. (b) (f)	389	1,762
Hecla Mining Co. (b) (f)	1,018	2,698
Holcim Ltd.	178	7,203
Holmen AB	235	4,818
ICO Inc. (b)	967	2,563
Incitec Pivot Ltd.	1,551	2,548
Innophos Holdings Inc.	371	5,613
Innospec Inc.	336	1,636
International Paper Co.	505	4,606
James Hardie Industries NV	1,030	2,526
JFE Holdings Inc.	400	9,941
Johnson Matthey Plc	484	6,832
K+S AG (f)	124	5,898
Kaiser Aluminum Corp.	110	2,732
Kazakhmys Plc	106	343
Kobe Steel Ltd.	3,000	4,480
Koninklijke DSM NV	140	3,370
Koppers Holdings Inc.	191	3,094
Lafarge SA (f)	127	5,884
Linde AG	124	8,296
Lonmin Plc	98	1,233
Louisiana-Pacific Corp. (f)	1,965	4,087
Lubrizol Corp.	738	25,181
Martin Marietta Materials Inc. (f)	408	32,852
MeadWestvaco Corp.	227	2,642
Mercer International Inc. (b) (f)	657	841
Minerals Technologies Inc.	328	12,402
Mitsubishi Chemical Holdings Corp.	1,000	4,098

Monsanto Co.	503	38,258
Neenah Paper Inc.	243	1,635
Newcrest Mining Ltd.	376	7,289
NewMarket Corp.	132	4,158
Newmont Mining Corp.	357	14,201
Nippon Steel Corp.	5,000	14,681
Nitto Denko Corp.	200	3,710
Norsk Hydro ASA	558	1,998
Nucor Corp.	241	9,830
Olin Corp. (f)	1,574	22,115
OM Group Inc. (b) (f)	204	3,954
Orica Ltd.	306	2,573
Outokumpu Oyj	146	1,669
OZ Minerals Ltd. (i)	1,682	607
Packaging Corp. of America (f)	1,062	15,080
Pactiv Corp. (b)	219	4,735
PolyOne Corp. (b)	1,040	2,132
PPG Industries Inc.	224	8,418
Praxair Inc.	399	24,842
Rautaruukki Oyj	196	3,124
Reliance Steel & Aluminum Co.	603	13,344
Rexam Plc	758	3,427
Rio Tinto Ltd. (f)	231	5,996
Rio Tinto Plc	858	18,726
Rock-Tenn Co. - Class A	288	8,977
Rockwood Holdings Inc. (b)	309	2,321
Rohm & Haas Co.	190	10,486
Royal Gold Inc.	217	10,433
RPM International Inc.	1,180	14,526
RTI International Metals Inc. (b)	165	2,196
Salzgitter AG	60	4,385
Schweitzer-Mauduit International Inc.	291	6,227
Scotts Miracle-Gro Co.	515	16,593
Sensient Technologies Corp.	868	18,662
Shin-Etsu Chemical Co. Ltd.	300	14,036
Sigma-Aldrich Corp.	150	5,412
Silgan Holdings Inc.	178	8,160
Solvay SA	55	3,901
Sonoco Products Co.	976	22,380
Spartech Corp.	297	941
SSAB Svenskt Stal AB - Class A (f)	217	1,530
SSAB Svenskt Stal AB - Class B	400	2,642
Steel Dynamics Inc.	2,028	21,537
Stillwater Mining Co. (b) (f)	625	2,594
Stora Enso Oyj - Class R	586	3,586
Sumitomo Chemical Co. Ltd. (f)	2,000	6,337
Sumitomo Metal Industries Ltd.	4,000	8,004
Sumitomo Metal Mining Co. Ltd. (f)	1,000	9,308
Svenska Cellulosa AB	483	3,782
Syngenta AG	95	18,469

Temple-Inland Inc. (f)	1,011	5,732
Terra Industries Inc.	1,024	20,972
Texas Industries Inc.	288	6,540
ThyssenKrupp AG (f)	323	6,592
Tokuyama Corp. (f)	1,000	5,958
Toray Industries Inc. (f)	2,000	8,648
Umicore	161	3,012
United States Lime & Minerals Inc. (b) (f)	141	2,968
United States Steel Corp.	107	3,213
UPM-Kymmene Oyj	485	4,595
Valspar Corp.	1,171	20,317
Vedanta Resources Plc (f)	79	634
Voestalpine AG	151	2,943
Vulcan Materials Co. (f)	147	7,271
Wausau Paper Corp.	737	7,009
Westlake Chemical Corp. (f)	382	5,222
Weyerhaeuser Co.	173	4,730
Worthington Industries Inc. (f)	1,299	13,068
WR Grace & Co. (b)	759	4,379
Xstrata Plc	560	4,622
Yara International ASA (f)	150	3,395
Zep Inc.	138	1,517
Zoltek Cos. Inc. (b) (f)	158	1,118
		1,322,179
TELECOMMUNICATION SERVICES - 2.0%
Alaska Communications Systems Group Inc. (f)	514	4,292
American Tower Corp. (b)	394	11,954
AT&T Inc.	5,319	130,954
Belgacom SA	225	7,879
BT Group Plc	6,143	9,339
Cbeyond Inc. (b) (f)	150	2,361
Cincinnati Bell Inc. (b)	3,949	5,489
Cogent Communications Group Inc. (b)	300	1,994
Consolidated Communications Holdings Inc. (f)	373	4,200
Deutsche Telekom AG	2,522	30,580
Elisa Oyj	249	3,950
Embarq Corp.	148	5,287
FairPoint Communications Inc. (f)	449	1,225
France Telecom SA	1,521	34,198
Frontier Communications Corp. (f)	1,164	9,440
General Communication Inc. - Class A (b)	496	3,259
Global Crossing Ltd. (b) (f)	354	2,174
Hellenic Telecommunications Organization SA	487	7,420
Iowa Telecommunications Services Inc.	396	5,089
iPCS Inc. (b)	140	693
KDDI Corp.	2	12,488
Koninklijke KPN N.V.	1,476	19,749
Millicom International Cellular SA	40	1,542
Nippon Telegraph & Telephone Corp.	400	19,373
NTELOS Holdings Corp.	249	5,388

NTT DoCoMo Inc.	14	24,389
PAETEC Holding Corp. (b)	1,600	2,160
Portugal Telecom SGPS SA	674	5,437
Premiere Global Services Inc. (b) (f)	826	8,004
Qwest Communications International Inc. (f)	2,136	6,878
Shenandoah Telecommunications Co.	375	9,143
Singapore Telecommunications Ltd.	6,000	10,415
SoftBank Corp. (f)	600	9,275
Sprint Nextel Corp. (b)	2,242	5,448
Swisscom AG	20	6,307
Syniverse Holdings Inc. (b)	665	9,017
Tele2 AB	355	2,875
Telecom Italia SpA	9,186	11,332
Telefonica SA	3,720	66,349
Telekom Austria AG	505	7,113
Telenor ASA	520	3,405
Telephone & Data Systems Inc.	1,152	35,148
TeliaSonera AB (f)	1,662	7,311
Telstra Corp. Ltd.	2,450	5,845
TerreStar Corp. (b)	1,647	823
tw telecom inc. (b) (f)	1,420	10,863
USA Mobility Inc. (b)	349	3,689
Verizon Communications Inc.	2,565	76,617
Vodafone Group Plc	44,226	83,127
Windstream Corp.	549	4,764
		756,051
UTILITIES - 4.4%
Acciona SA (f)	42	4,759
AES Corp. (b) (f)	501	3,963
AGL Resources Inc.	1,078	33,235
Allegheny Energy Inc.	170	5,651
Allete Inc. (f)	275	8,553
Alliant Energy Corp.	1,245	35,893
Ameren Corp.	177	5,885
American Electric Power Co. Inc.	353	11,067
American States Water Co. (f)	218	7,536
Aqua America Inc. (f)	1,344	27,875
Avista Corp.	418	7,959
Black Hills Corp. (f)	778	20,617
California Water Service Group	193	8,396
CenterPoint Energy Inc.	390	5,218
Centrica Plc	3,810	14,245
CH Energy Group Inc.	227	11,482
Chesapeake Utilities Corp.	493	14,282
Chubu Electric Power Co. Inc. (f)	400	11,350
Cleco Corp. (f)	499	11,402
CLP Holdings Ltd.	1,500	10,153
Consolidated Edison Inc.	213	8,680
Consolidated Water Co. Ltd.	245	2,867
Constellation Energy Group Inc.	184	4,839

Dominion Resources Inc.	600	21,108
DPL Inc.	1,302	28,058
DTE Energy Co.	155	5,348
Duke Energy Corp.	983	14,892
E.ON AG	1,560	50,415
Edison International Inc.	309	10,064
El Paso Electric Co. (b)	381	6,302
Electric Power Development Co. Ltd.	200	7,725
Electricite de France SA	148	7,249
Empire District Electric Co. (f)	316	5,612
Enel SpA	3,836	21,586
Energen Corp.	730	21,323
Energias de Portugal SA	1,719	6,114
Entergy Corp.	161	12,294
Equitable Resources Inc. (b)	201	6,880
Exelon Corp.	563	30,526
FirstEnergy Corp.	259	12,947
Fortum Oyj	322	6,300
FPL Group Inc.	356	18,352
Gas Natural SDG SA (f)	156	3,765
GDF Suez	1,012	38,963
Great Plains Energy Inc.	1,705	32,514
Hawaiian Electric Industries Inc. (f)	974	21,116
Hong Kong & China Gas Co. Ltd. (f)	3,630	5,909
Hongkong Electric Holdings Ltd.	1,000	5,857
Iberdrola Renovables SA (b)	700	2,850
Iberdrola SA	3,132	24,382
IDACORP Inc.	950	27,655
Integrys Energy Group Inc.	320	13,360
International Power Plc	1,301	5,124
ITC Holdings Corp. (f)	548	23,005
Kansai Electric Power Co. Inc.	800	21,927
Kyushu Electric Power Co. Inc.	300	7,844
Laclede Group Inc.	236	10,712
MDU Resources Group Inc. (f)	1,974	39,263
MGE Energy Inc.	213	6,827
National Fuel Gas Co.	817	24,477
National Grid Plc	2,212	20,772
New Jersey Resources Corp. (f)	328	13,150
Nicor Inc.	372	12,726
NiSource Inc.	368	3,562
Northeast Utilities	1,693	40,293
Northwest Natural Gas Co.	217	9,318
NorthWestern Corp.	458	11,088
NSTAR	1,118	37,811
NV Energy Inc.	2,784	29,872
OGE Energy Corp.	1,054	26,013
Oneok Inc.	1,123	32,814
Ormat Technologies Inc.	175	5,423
Osaka Gas Co. Ltd.	2,000	8,521

Pepco Holdings Inc.	323	5,753
PG&E Corp.	287	11,098
Piedmont Natural Gas Co. (f)	588	15,235
Pinnacle West Capital Corp.	154	5,154
PNM Resources Inc.	1,331	13,363
Portland General Electric Co.	669	13,012
PPL Corp.	316	9,689
Progress Energy Inc.	342	13,242
Public Service Enterprise Group Inc.	456	14,396
Puget Energy Inc.	1,253	36,838
Questar Corp.	188	6,388
Red Electrica de Espana SA	124	5,112
RWE AG	366	28,525
SCANA Corp.	183	6,275
Scottish & Southern Energy Plc	635	10,997
Sempra Energy	260	11,398
Severn Trent Plc	220	3,478
SJW Corp.	201	5,405
South Jersey Industries Inc.	238	8,877
Southern Co.	701	23,448
Southwest Gas Corp.	389	10,021
Suez Environnement SA (b) (f)	216	3,460
TECO Energy Inc.	453	5,441
Tohoku Electric Power Co. Inc. (f)	300	7,725
Tokyo Electric Power Co. Inc.	1,100	34,400
Tokyo Gas Co. Ltd.	2,000	9,460
UGI Corp.	1,096	27,806
UIL Holdings Corp. (f)	205	5,418
Union Fenosa SA	474	10,694
UniSource Energy Corp.	340	9,602
United Utilities Group Plc	556	4,359
US Geothermal Inc. (b) (f)	2,631	2,342
Vectren Corp.	1,210	31,206
Veolia Environnement (f)	254	5,742
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	146	5,603
Westar Energy Inc.	2,194	44,056
WGL Holdings Inc.	1,082	34,732
Wisconsin Energy Corp.	168	7,489
Xcel Energy Inc.	338	6,238
		1,649,392

Total Common Stocks (cost $45,824,875)		25,599,354

PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Porsche Automobil Holding SE (f)	60	3,534
Volkswagen AG	90	4,465
		7,999
CONSUMER STAPLES - 0.0%
Henkel AG & Co. KGaA (f)	159	4,110

FINANCIALS - 0.0%
Intesa Sanpaolo SpA	840	1,893

HEALTH CARE - 0.0%
Fresenius SE	40	2,222

TELECOMMUNICATION SERVICES - 0.0%
Telecom Italia SpA - RNC	5,962	5,786

Total Preferred Stocks (cost $50,963)		22,010

WARRANTS - 0.0%
Fortis (b) (i)	1,696	-

Total Warrants (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.3%
Morgan Stanley Capital I REMIC, 5.47%, 03/12/44 (d)	$ 100,000	30,984
AmeriCredit Automobile Receivables Trust, 5.21%, 10/06/11	17,855	17,452
Banc of America Commercial Mortgage Inc. REMIC, 5.77%, 05/10/45 (d)	75,000	37,374
Commercial Mortgage Pass-Through Certificates REMIC, 5.31%, 12/10/46	30,000	20,939
GMAC Commercial Mortgage Securities Inc. REMIC, 6.96%, 09/15/35	98,441	98,730
GS Mortgage Securities Corp. II REMIC, 4.61%, 01/10/40	75,000	68,143
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.56%, 04/15/43 (d)	75,000	56,640
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	20,000	13,422
Merrill Lynch Mortgage Trust REMIC, 4.75%, 06/12/43 (d)	75,000	61,526
Wachovia Bank Commercial Mortgage Trust
REMIC, 5.50%, 10/15/48	75,000	63,349
REMIC, 5.74%, 06/15/49 (d)	50,000	26,657
WFS Financial Owner Trust, 3.87%, 08/17/12	30,166	29,817

Total Non-U.S. Government Agency Asset-Backed Securities (cost $722,867)		525,033

CORPORATE BONDS AND NOTES - 6.5%
CONSUMER DISCRETIONARY - 0.5%
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	35,000	37,839
Comcast Corp.
5.50%, 03/15/11	10,000	10,015
6.45%, 03/15/37	2,000	1,919
Home Depot Inc., 5.20%, 03/01/11	25,000	25,118
Lowe's Cos. Inc., 5.40%, 10/15/16 (f)	15,000	14,967
Macys Retail Holdings Inc., 5.90%, 12/01/16	10,000	6,238
News America Inc., 6.20%, 12/15/34	12,000	11,167
Target Corp., 6.35%, 01/15/11	15,000	15,758
Time Warner Entertainment Co., 8.38%, 07/15/33	10,000	10,100
Time Warner Inc.
6.75%, 04/15/11	25,000	25,197

7.70%, 05/01/32	3,000	2,912
Viacom Inc., 6.25%, 04/30/16	13,000	11,099
Yum! Brands Inc., 8.88%, 04/15/11	15,000	15,813
		188,142
CONSUMER STAPLES - 0.5%
Archer-Daniels-Midland Co., 5.45%, 03/15/18	15,000	14,903
CVS Caremark Corp., 6.25%, 06/01/27	12,000	11,277
General Mills Inc., 5.20%, 03/17/15	25,000	24,950
Coca-Cola Enterprises Inc., 8.50%, 02/01/22	16,000	18,488
Kellogg Co., 7.45%, 04/01/31	10,000	11,763
Kraft Foods Inc., 6.88%, 02/01/38	10,000	9,994
Kroger Co., 5.50%, 02/01/13	15,000	15,263
Pepsi Bottling Group Inc., 7.00%, 03/01/29	10,000	11,120
Safeway Inc., 5.80%, 08/15/12	14,000	14,373
Wal-Mart Stores Inc.
4.13%, 07/01/10	50,000	51,682
5.80%, 02/15/18	15,000	16,395
		200,208
ENERGY - 0.4%
Anadarko Petroleum Corp., 5.95%, 09/15/16	10,000	9,022
Apache Corp., 6.00%, 01/15/37	10,000	9,827
Canadian Natural Resources Ltd., 5.70%, 05/15/17	10,000	8,645
ConocoPhillips Holding Co., 6.95%, 04/15/29	8,000	8,733
Devon Financing Corp. ULC, 7.88%, 09/30/31	10,000	10,596
EnCana Holdings Finance Corp., 5.80%, 05/01/14	20,000	18,833
Enterprise Products Operating LLC, 5.60%, 10/15/14	10,000	9,318
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13	15,000	14,386
Marathon Oil Corp., 6.00%, 10/01/17	10,000	8,917
Pemex Project Funding Master Trust, 6.63%, 06/15/35	5,000	3,968
Southern Natural Gas Co., 5.90%, 04/01/17 (g) (k) (l)	10,000	8,725
Spectra Energy Capital LLC, 8.00%, 10/01/19	10,000	9,935
Texas Eastern Transmission LP, 7.00%, 07/15/32	9,000	7,534
TransCanada Pipelines Ltd., 6.20%, 10/15/37	10,000	8,295
Transocean Inc., 6.80%, 03/15/38	5,000	4,545
Valero Energy Corp., 6.13%, 06/15/17	10,000	8,798
Williams Cos. Inc., 8.75%, 03/15/32 (l)	7,000	6,405
XTO Energy Inc., 6.25%, 08/01/17	10,000	9,575
		166,057
FINANCIALS - 2.8%
Abbey National Plc, 7.95%, 10/26/29	10,000	8,310
Allstate Corp., 5.55%, 05/09/35	10,000	8,139
American Express Co., 6.15%, 08/28/17	20,000	18,808
American General Finance Corp., 5.38%, 10/01/12	25,000	11,791
American International Group Inc., 4.25%, 05/15/13 (l)	15,000	11,831
Asian Development Bank, 4.25%, 10/20/14	8,000	8,693
AXA SA, 8.60%, 12/15/30	10,000	7,595
Axis Capital Holdings Ltd., 5.75%, 12/01/14	5,000	3,747
Bank of America Corp.
5.63%, 10/14/16	50,000	44,879
5.75%, 12/01/17	5,000	4,561

BB&T Corp., 5.20%, 12/23/15	15,000	14,035
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	8,000	7,977
Boston Properties LP, 6.25%, 01/15/13	8,000	6,530
Capital One Financial Corp.
6.15%, 09/01/16	17,000	12,171
6.75%, 09/15/17	15,000	13,686
Citigroup Inc., 6.63%, 06/15/32	50,000	38,456
Credit Suisse USA Inc., 6.13%, 11/15/11	50,000	50,913
Deutsche Bank AG London, 6.00%, 09/01/17	10,000	9,571
ERP Operating LP, 6.63%, 03/15/12 (f)	10,000	9,650
European Investment Bank, 3.38%, 06/12/13	50,000	51,456
Fifth Third Bancorp, 5.45%, 01/15/17	10,000	8,017
General Electric Capital Corp.
3.00%, 12/09/11	65,000	66,366
5.38%, 10/20/16	50,000	46,414
5.88%, 01/14/38	10,000	7,952
6.38%, 11/15/67 (d)	20,000	12,956
Goldman Sachs Group Inc., 6.13%, 02/15/33	50,000	41,624
HSBC Finance Corp., 6.38%, 10/15/11	50,000	51,450
International Bank for Reconstruction & Development, 3.63%, 05/21/13	50,000	51,715
Jefferies Group Inc., 6.25%, 01/15/36	5,000	2,878
JPMorgan Chase & Co.
4.50%, 10/28/10	25,000	24,900
5.15%, 10/01/15	50,000	46,556
6.40%, 10/02/17	5,000	5,029
KfW Bankengruppe, 4.75%, 05/15/12	12,000	12,716
Kreditanstalt fuer Wiederaufbau, 4.63%, 01/20/11	50,000	52,499
Lehman Brothers Holdings Inc., 6.88%, 07/17/37 (r)	9,000	-
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	10,000	8,676
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	25,000	23,373
6.88%, 04/25/18	5,000	4,813
MetLife Inc., 6.40%, 12/15/36 (d)	12,000	7,296
Morgan Stanley, 4.75%, 04/01/14	50,000	41,644
National Rural Utilities Cooperative Finance Corp., 7.25%, 03/01/12	50,000	52,785
ORIX Corp., 5.48%, 11/22/11	10,000	7,375
ProLogis, 5.63%, 11/15/16	10,000	5,338
Prudential Financial Inc., 6.00%, 12/01/17	10,000	8,618
Royal Bank of Canada, 5.65%, 07/20/11	17,000	17,952
Royal Bank of Scotland Group Plc, 5.00%, 10/01/14	15,000	12,646
SunTrust Capital VIII, 6.10%, 12/15/36 (d)	10,000	6,657
Travelers Cos. Inc., 6.25%, 03/15/37 (d)	10,000	6,598
Unilever Capital Corp., 5.90%, 11/15/32	10,000	9,901
Wachovia Corp.
5.25%, 08/01/14	25,000	22,273
5.63%, 10/15/16	5,000	4,392
Wells Fargo & Co.
4.88%, 01/12/11	50,000	50,074
5.63%, 12/11/17	5,000	4,898
		1,069,180

HEALTH CARE - 0.6%
Abbott Laboratories, 5.60%, 05/15/11	50,000	53,544
Aetna Inc., 6.63%, 06/15/36	8,000	7,039
Amgen Inc., 5.85%, 06/01/17	16,000	16,705
AstraZeneca Plc, 6.45%, 09/15/37	10,000	11,024
Baxter International Inc., 5.90%, 09/01/16	10,000	10,740
Bristol-Myers Squibb Co., 5.88%, 11/15/36	10,000	10,199
Cardinal Health Inc., 5.85%, 12/15/17	10,000	8,891
Eli Lilly & Co., 6.00%, 03/15/12	15,000	16,309
Merck & Co. Inc., 4.75%, 03/01/15	50,000	50,846
UnitedHealth Group Inc.
4.88%, 02/15/13	10,000	9,496
5.80%, 03/15/36	5,000	3,934
Wyeth, 5.95%, 04/01/37	10,000	10,670
		209,397
INDUSTRIALS - 0.3%
Caterpillar Inc., 6.05%, 08/15/36	10,000	9,015
CSX Corp., 6.25%, 03/15/18	10,000	8,858
Emerson Electric Co., 7.13%, 08/15/10	10,000	10,491
Honeywell International Inc., 7.50%, 03/01/10	20,000	21,019
Lockheed Martin Corp., 6.15%, 09/01/36	10,000	9,921
Union Pacific Corp., 5.45%, 01/31/13	10,000	9,855
United Technologies Corp., 4.88%, 05/01/15	15,000	15,138
Waste Management Inc., 7.38%, 08/01/10	10,000	10,235
		94,532
INFORMATION TECHNOLOGY - 0.2%
International Business Machines Corp., 8.38%, 11/01/19	25,000	31,138
Oracle Corp., 5.75%, 04/15/18	15,000	15,607
Western Union Co., 5.40%, 11/17/11	10,000	9,879
Xerox Corp., 5.50%, 05/15/12	14,000	12,982
		69,606
MATERIALS - 0.1%
CRH America Inc., 6.00%, 09/30/16	8,000	5,515
Rohm & Haas Co., 6.00%, 09/15/17	10,000	8,445
Vale Overseas Ltd., 6.88%, 11/21/36	10,000	8,586
Weyerhaeuser Co.
6.75%, 03/15/12	10,000	9,449
7.38%, 03/15/32	3,000	2,100
		34,095
TELECOMMUNICATION SERVICES - 0.7%
AT&T Inc.
5.10%, 09/15/14	25,000	24,984
5.63%, 06/15/16	5,000	5,024
BellSouth Corp., 6.00%, 11/15/34 (f)	15,000	14,562
British Telecommunications Plc, 9.13%, 12/15/30 (m)	12,000	12,108
Deutsche Telekom International Finance BV
8.50%, 06/15/10 (m)	25,000	26,470
5.25%, 07/22/13	15,000	15,141
Embarq Corp.

7.08%, 06/01/16	4,000	3,560
8.00%, 06/01/36	5,000	3,950
France Telecom SA, 8.50%, 03/01/31 (m)	10,000	12,777
Telecom Italia Capital SA, 6.00%, 09/30/34	10,000	7,590
Telefonica Europe BV, 7.75%, 09/15/10	20,000	21,142
Verizon Global Funding Corp., 7.38%, 09/01/12	50,000	54,075
Verizon Virginia Inc., 4.63%, 03/15/13	25,000	23,926
Vodafone Group Plc, 5.00%, 12/16/13	28,000	28,104
		253,413
UTILITIES - 0.4%
Consolidated Edison Co. of New York Inc., 5.50%, 09/15/16	18,000	18,342
Constellation Energy Group Inc., 4.55%, 06/15/15	9,000	7,037
Dominion Resources Inc., 5.15%, 07/15/15	15,000	14,139
Duke Energy Ohio Inc., 5.70%, 09/15/12	15,000	14,706
Exelon Corp., 4.90%, 06/15/15	5,000	4,217
Exelon Generation Co. LLC, 6.20%, 10/01/17	15,000	14,142
FirstEnergy Corp.
6.45%, 11/15/11	15,000	14,959
7.38%, 11/15/31	4,000	3,729
Florida Power & Light Co., 5.63%, 04/01/34	5,000	4,998
Hydro Quebec, 8.00%, 02/01/13	12,000	13,965
MidAmerican Energy Holdings Co., 5.88%, 10/01/12	10,000	10,318
NiSource Finance Corp., 5.45%, 09/15/20	5,000	2,999
Northern States Power Co., 6.25%, 06/01/36	9,000	9,327
Ohio Power Co., 6.00%, 06/01/16	19,000	18,351
Union Electric Co., 6.40%, 06/15/17	14,000	13,393
		164,622

Total Corporate Bonds and Notes (cost $2,623,990)		2,449,252

GOVERNMENT AND AGENCY OBLIGATIONS - 22.0%
GOVERNMENT SECURITIES - 7.9%
Sovereign - 0.5%
Brazilian Government International Bond
11.00%, 01/11/12	10,000	11,900
7.88%, 03/07/15	5,000	5,500
8.88%, 04/15/24	4,000	4,679
10.13%, 05/15/27 (f)	7,000	9,135
7.13%, 01/20/37	5,000	5,138
11.00%, 08/17/40 (f)	9,000	11,232
Italy Government International Bond, 6.88%, 09/27/23	15,000	16,223
Mexico Government International Bond, 5.63%, 01/15/17	50,000	48,600
Poland Government International Bond, 5.25%, 01/15/14	20,000	19,514
Province of Manitoba, Canada, 4.90%, 12/06/16	5,000	5,285
Province of Quebec, Canada, 5.13%, 11/14/16	50,000	52,215
		189,421
U.S. Treasury Securities - 7.4%
U.S. Treasury Bond,
11.25%, 02/15/15 (f)	84,000	125,272
9.13%, 05/15/18	4,000	5,874

8.88%, 02/15/19	72,000	105,289
8.75%, 08/15/20	115,000	169,787
7.88%, 02/15/21 (f)	40,000	56,044
8.00%, 11/15/21 (f)	31,000	44,214
6.25%, 08/15/23 (f)	38,000	48,070
7.63%, 02/15/25	23,000	34,162
6.63%, 02/15/27	50,000	68,180
6.13%, 11/15/27 (f)	40,000	51,919
6.13%, 08/15/29 (f)	54,000	70,757
5.38%, 02/15/31 (f)	27,000	32,763
4.50%, 02/15/36 (f)	48,000	54,420
4.38%, 02/15/38 (f)	25,000	28,336
U.S. Treasury Note
3.50%, 02/15/10	185,000	190,557
1.75%, 03/31/10 (f)	235,000	238,066
2.88%, 06/30/10	100,000	103,156
2.75%, 07/31/10	215,000	221,761
5.75%, 08/15/10	40,000	43,136
4.88%, 04/30/11 (f)	90,000	97,875
4.88%, 07/31/11	96,000	104,858
4.63%, 02/29/12 (f)	40,000	43,888
4.50%, 04/30/12 (f)	107,000	117,307
4.13%, 08/31/12 (f)	30,000	32,759
4.25%, 09/30/12	15,000	16,481
4.00%, 11/15/12 (f)	10,000	10,945
3.38%, 11/30/12	85,000	91,103
3.88%, 02/15/13 (f)	10,000	10,930
3.63%, 05/15/13 (f)	72,000	78,081
3.50%, 05/31/13 (f)	70,000	75,578
3.13%, 08/31/13 (f)	70,000	74,337
3.13%, 09/30/13 (f)	21,000	22,276
4.00%, 02/15/14	18,000	19,990
4.25%, 08/15/14 (f)	42,000	47,329
4.00%, 02/15/15 (f)	55,000	61,054
4.13%, 05/15/15 (f)	9,000	10,026
5.13%, 05/15/16 (f)	35,000	41,111
4.63%, 11/15/16	130,000	147,631
		2,795,322
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 14.1%
Federal Home Loan Bank - 1.0%
Federal Home Loan Bank
4.38%, 09/17/10	120,000	125,666
4.63%, 02/18/11	100,000	105,984
4.88%, 11/18/11 (f)	65,000	69,915
4.50%, 09/16/13 (f)	50,000	54,160
		355,725
Federal Home Loan Mortgage Corp. - 2.3%
Federal Home Loan Mortgage Corp.
5.13%, 07/15/12	45,000	48,871
4.38%, 07/17/15	35,000	37,724
5.25%, 04/18/16	100,000	112,413
6.00%, 11/01/22	53,567	55,804
6.25%, 07/15/32	20,000	24,922
6.00%, 06/01/35	62,256	64,563
4.39%, 12/01/35 (d)	41,925	43,316
5.00%, 02/01/37 TBA (c)	40,000	40,612
6.50%, 03/01/37	77,686	81,060
5.50%, 11/01/37	184,313	188,742
5.50%, 08/01/38	129,315	132,422
6.50%, 02/15/39 TBA (c)	40,000	41,688
		872,137
Federal National Mortgage Association - 9.1%
Federal National Mortgage Association
4.75%, 11/19/12 (f)	30,000	32,743
4.13%, 04/15/14 (f)	40,000	42,821
4.38%, 10/15/15	17,000	18,352
5.00%, 02/13/17 (f)	30,000	32,470
5.00%, 06/01/18	9,812	10,096
4.50%, 10/01/18	193,909	197,708
5.00%, 07/01/19	173,795	178,503
5.50%, 10/01/19	198,054	204,657
4.00%, 03/01/21 TBA (c)	50,000	50,219
5.00%, 12/01/26	210,977	215,063
6.63%, 11/15/30 (f)	55,000	70,504
6.00%, 11/01/32	7,397	7,666
6.00%, 11/01/32	18,741	19,426
6.00%, 03/01/33	27,889	28,908
5.00%, 06/01/33	548,121	559,477
5.50%, 06/01/33	430,620	442,454
6.00%, 09/01/33	30,627	31,727
6.00%, 02/01/34	81,238	84,258
6.00%, 03/01/34	22,075	22,826
5.00%, 06/01/34	86,090	87,766
6.00%, 08/01/34	9,030	9,355
5.50%, 12/01/34	231,888	237,970
5.59%, 07/01/36 (d)	112,703	115,840
7.00%, 09/01/36	32,139	33,807
6.00%, 02/01/37	195,282	201,472
6.50%, 02/01/37 TBA (c)	100,000	104,156
7.00%, 02/01/37 TBA (c)	50,000	52,516
5.83%, 04/01/37 (d)	57,542	59,725
6.00%, 04/01/37	132,642	136,847
5.50%, 06/01/37	35,788	36,663
5.23%, 01/01/38 (d)	46,656	47,580
4.50%, 03/01/38	68,381	68,923
		3,442,498
Government National Mortgage Association - 1.7%
Government National Mortgage Association
6.00%, 02/01/35 TBA (c)	310,000	318,913
5.50%, 10/15/35	186,705	191,691
6.00%, 11/15/36	27,427	28,271
6.50%, 12/15/37	106,923	111,022
		649,896

Total Government and Agency Obligations (cost $7,987,730)		8,304,999

SHORT TERM INVESTMENTS - 25.1%
Mutual Funds - 3.8%
JNL Money Market Fund, 1.05% (a) (e)	1,419,210	1,419,210

Securities Lending Collateral - 20.9%
Mellon GSL DBT II Collateral Fund, 1.13% (a) (e)	8,065,629	7,876,894
Mellon GSL Reinvestment Trust II (a) (i) (j) (r)	170,664	-
		7,876,894
U.S. Treasury Securities - 0.4%
U.S. Treasury Bill, 0.26%, 06/18/09 (h)	$ 175,000	174,823

Total Short Term Investments (cost $9,830,330)		9,470,927

Total Investments - 122.8% (cost $67,040,755)		46,371,575
Other Assets and Liabilities, Net - (22.8%)		(8,600,019)
Total Net Assets - 100%		$ 37,771,556

Jackson Perspective 10 x 10 Fund (q)
INVESTMENT FUNDS - 99.9%
Jackson Perspective 5 Fund (11.3%) (a)	555,743	$ 2,917,652
Jackson Perspective Index 5 Fund (9.4%) (a)	551,263	3,555,647

Total Investment Funds (cost $10,784,848)		6,473,299

Total Investments - 99.9% (cost $10,784,848)		6,473,299
Other Assets and Liabilities, Net - 0.1%		8,212
Total Net Assets - 100%		$ 6,481,511

Jackson Perspective Optimized 5 Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 14.1%
Apollo Group Inc. - Class A (b)	7,881	$ 641,986
Autoliv Inc.	3,308	60,834
Bed Bath & Beyond Inc. (b)	6,731	156,361
Carnival Corp.	3,720	67,667
DeVry Inc.	1,561	83,638
DR Horton Inc.	9,535	56,829
Expedia Inc. (b)	7,229	64,555
Fossil Inc. (b)	2,583	29,808
GameStop Corp. - Class A (b)	3,444	85,342
General Motors Corp.	11,140	33,531
Genuine Parts Co.	3,695	118,314
GKN Plc	61,160	74,673
Ladbrokes Plc	53,186	139,316
Liberty Global Inc. - Class A (b)	8,729	127,182
Limited Brands Inc.	8,664	68,619
Newell Rubbermaid Inc.	6,768	54,685
Shaw Communications Inc.	8,264	133,464
Staples Inc.	18,163	289,518
Volvo AB - Class B	30,649	123,098
Wynn Resorts Ltd. (b)	2,961	89,067
		2,498,487
CONSUMER STAPLES - 5.1%
ConAgra Foods Inc.	7,637	130,593
Fresh Del Monte Produce Inc. (b)	2,621	63,165
Hershey Co.	4,506	167,984
HJ Heinz Co.	3,829	139,759
Kimberly-Clark Corp.	2,480	127,646
Kraft Foods Inc. - Class A	5,572	156,295
SYSCO Corp.	5,661	126,183
		911,625
ENERGY - 6.7%
Cameron International Corp. (b)	4,632	107,277
Enbridge Inc.	4,079	133,791
ENI SpA	12,825	273,246
IHS Inc. (b)	1,387	60,751
Southwestern Energy Co. (b)	7,268	230,032
StatoilHydro ASA	15,976	276,132

TransCanada Corp.	4,135	111,025
		1,192,254
FINANCIALS - 8.4%
Barclays Plc	43,132	66,319
BOC Hong Kong Holdings Ltd.	128,000	130,576
Citigroup Inc.	11,537	40,956
Credit Agricole SA	13,439	164,157
Deutsche Bank AG	3,640	96,475
Fortis (i)	18,436	41,481
HSBC Holdings Plc	27,380	215,555
ING Groep NV	12,627	103,181
Lloyds TSB Group Plc	64,726	85,077
Nordea Bank AB	30,453	161,625
Royal Bank of Scotland Group Plc	57,810	18,431
RSA Insurance Group Plc	118,115	225,433
Societe Generale - Class A	3,305	139,435
		1,488,701
HEALTH CARE - 13.1%
Amedisys Inc. (b)	2,019	83,243
Charles River Laboratories International Inc. (b)	1,478	36,078
Covance Inc. (b)	1,375	53,075
DENTSPLY International Inc.	3,927	105,676
Eli Lilly & Co.	3,192	117,529
Express Scripts Inc. (b)	11,893	639,368
Henry Schein Inc. (b)	2,333	87,324
Hologic Inc. (b)	6,652	78,427
Patterson Cos. Inc. (b)	3,598	66,167
Perrigo Co.	2,796	82,063
Pfizer Inc.	13,636	198,813
Teva Pharmaceutical Industries Ltd. - ADR	18,472	765,664
		2,313,427
INDUSTRIALS - 7.4%
AGCO Corp. (b)	2,005	42,667
Avery Dennison Corp.	3,194	77,391
Citic Pacific Ltd.	64,000	75,237
Copart Inc. (b)	2,094	50,445
COSCO Pacific Ltd.	162,000	144,912
Deere & Co.	9,277	322,283
FTI Consulting Inc. (b)	1,539	63,114
General Electric Co.	8,936	108,394
Jacobs Engineering Group Inc. (b)	2,570	99,382
Joy Global Inc.	2,745	57,178
Ryanair Holdings Plc - ADR (b)	7,669	184,209
Stericycle Inc. (b)	1,845	90,257
		1,315,469
INFORMATION TECHNOLOGY - 16.7%
Ansys Inc. (b)	2,408	59,863
Apple Inc. (b)	6,300	567,819
Autodesk Inc. (b)	5,975	98,946

Citrix Systems Inc. (b)	4,910	103,306
Dolby Laboratories Inc. - Class A (b)	2,355	60,194
Intuit Inc. (b)	8,557	193,816
Logica Plc	147,470	140,516
Logitech International SA (b)	4,784	45,879
MEMC Electronic Materials Inc. (b)	4,892	66,531
Microsoft Corp.	26,150	447,165
Nokia Oyj - Class A - ADR	22,973	281,879
Nvidia Corp. (b)	14,206	112,938
Oracle Corp. (b)	41,381	696,442
Sigma Designs Inc. (b)	1,819	18,590
Western Digital Corp. (b)	4,740	69,583
		2,963,467
MATERIALS - 12.4%
Bemis Co. Inc.	6,054	136,639
MeadWestvaco Corp.	5,782	67,302
Monsanto Co.	7,583	576,763
Mosaic Co.	9,331	332,837
Owens-Illinois Inc. (b)	3,389	64,391
Potash Corp. of Saskatchewan	6,052	453,053
PPG Industries Inc.	2,461	92,484
RPM International Inc.	7,515	92,510
Sigma-Aldrich Corp.	3,333	120,255
Sonoco Products Co.	5,257	120,543
Steel Dynamics Inc.	4,843	51,433
Teck Cominco Ltd. - Class B	5,082	19,412
Weyerhaeuser Co.	2,414	65,999
		2,193,621
TELECOMMUNICATION SERVICES - 13.1%
AT&T Inc.	8,250	203,115
BCE Inc.	4,762	97,431
BT Group Plc	141,341	214,867
Deutsche Telekom AG	20,150	244,325
France Telecom SA	11,725	263,621
Millicom International Cellular SA	2,797	109,531
PCCW Ltd.	564,000	290,354
Telecom Italia SpA	135,425	167,068
Telefonica SA - ADR	9,711	520,607
TeliaSonera AB	46,653	205,221
		2,316,140
UTILITIES - 3.0%
Cheung Kong Infrastructure Holdings Ltd.	83,823	313,329
Enel SpA	37,143	209,016
		522,345

Total Common Stocks (cost $34,003,127)		17,715,536

WARRANTS - 0.0%
Fortis (b) (i)	20,981	-

Total Warrants (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (a) (i) (j) (r)	33,950	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $33,950)		-

SHORT TERM INVESTMENTS - 1.3%
Mutual Funds - 1.3%
JNL Money Market Fund, 1.05% (a) (e)	235,469	235,469

Total Short Term Investments (cost $235,469)		235,469

Total Investments - 101.3% (cost $34,272,546)		17,951,005
Other Assets and Liabilities, Net - (1.3%)		(234,727)
Total Net Assets - 100%		$ 17,716,278

Jackson Perspective VIP Fund
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 11.1%
Apollo Group Inc. - Class A (b)	464	$ 37,797
ATC Technology Corp. (b)	85	1,109
DeVry Inc.	85	4,554
Expedia Inc. (b)	208	1,857
Fossil Inc. (b)	97	1,119
GameStop Corp. - Class A (b)	200	4,956
Global Sources Ltd. (b)	143	613
Liberty Global Inc. - Class A (b)	287	4,182
Nike Inc. - Class B	296	13,394
Polo Ralph Lauren Corp.	307	12,596
Pre-Paid Legal Services Inc. (b)	53	1,782
Stewart Enterprises Inc. - Class A	428	1,464
True Religion Apparel Inc. (b)	105	1,198
Universal Electronics Inc. (b)	56	633
Walt Disney Co.	2,809	58,090
Warnaco Group Inc. (b)	191	4,324
WMS Industries Inc. (b)	215	4,777
Wynn Resorts Ltd. (b)	91	2,737
		157,182
CONSUMER STAPLES - 4.9%
Chattem Inc. (b)	84	5,678
Clorox Co.	293	14,694
Costco Wholesale Corp.	364	16,391
Fresh Del Monte Produce Inc. (b)	128	3,085
Kimberly-Clark Corp.	274	14,103
PepsiAmericas Inc.	162	2,613
PepsiCo Inc.	250	12,558
SunOpta Inc. (b)	247	582
		69,704

ENERGY - 5.5%
Atlas America Inc.	168	2,134
Bristow Group Inc. (b)	109	2,637
Core Laboratories NV	36	2,419
ENI SpA	593	12,634
ENSCO International Inc.	320	8,755
Golar LNG Ltd.	315	1,940
Gulfport Energy Corp. (b)	165	632
Halliburton Co.	504	8,694
Matrix Service Co. (b)	102	540
NATCO Group Inc. (b)	70	1,199
National Oilwell Varco Inc. (b)	432	11,422
OYO Geospace Corp. (b)	22	329
Petroleum Development Corp. (b)	66	1,139
StatoilHydro ASA	677	11,701
Tesco Corp. (b)	163	1,620
Tsakos Energy Navigation Ltd.	160	3,082
Valero Energy Corp.	276	6,657
		77,534
FINANCIALS - 6.6%
AON Corp.	399	14,783
Aviva Plc	1,714	7,750
Barclays Plc	2,322	3,570
Chubb Corp.	347	14,775
Credit Agricole SA	683	8,343
Deutsche Bank AG	163	4,320
Fortis (i)	828	1,863
GAMCO Investors Inc.	130	4,061
HSBC Holdings Plc	1,364	10,738
ING Groep NV	593	4,846
Janus Capital Group Inc.	551	2,893
Lloyds TSB Group Plc	3,266	4,293
Navigators Group Inc. (b)	71	3,645
Royal Bank of Scotland Group Plc	2,529	807
Societe Generale - Class A	160	6,750
		93,437
HEALTH CARE - 11.4%
Air Methods Corp. (b)	46	897
Amedisys Inc. (b)	110	4,535
Bruker Corp. (b)	440	1,773
Chemed Corp.	101	4,053
DENTSPLY International Inc.	121	3,256
Dionex Corp. (b)	81	4,102
Express Scripts Inc. (b)	771	41,449
Genzyme Corp. (b)	224	15,438
Haemonetics Corp. (b)	106	6,270
Henry Schein Inc. (b)	71	2,658
Kendle International Inc. (b)	57	1,089
Medco Health Solutions Inc. (b)	373	16,759
Omnicell Inc. (b)	167	1,304

Owens & Minor Inc.	171	6,801
Perrigo Co.	135	3,962
Phase Forward Inc. (b)	178	2,403
Quidel Corp. (b)	158	1,943
RehabCare Group Inc. (b)	68	949
Res-Care Inc. (b)	140	1,897
Sun Healthcare Group Inc. (b)	194	2,198
SurModics Inc. (b)	82	1,626
Teva Pharmaceutical Industries Ltd. - ADR	677	28,062
Universal American Corp. (b)	313	3,089
Waters Corp. (b)	123	4,449
		160,962
INDUSTRIALS - 13.7%
AAR Corp. (b)	170	3,084
AGCO Corp. (b)	108	2,298
Badger Meter Inc.	57	1,344
Barnes Group Inc.	242	2,735
CBIZ Inc. (b)	299	2,431
Columbus Mckinnon Corp. (b)	73	928
Copart Inc. (b)	103	2,481
Cubic Corp.	107	2,906
Deere & Co.	489	16,988
Deluxe Corp.	235	2,710
Ducommun Inc.	41	776
DynCorp International Inc. (b)	244	3,670
Emerson Electric Co.	338	11,053
EnerSys (b)	202	1,840
Flowserve Corp.	66	3,518
Fluor Corp.	215	8,364
FTI Consulting Inc. (b)	71	2,912
Geo Group Inc. (b)	213	3,152
Heico Corp.	103	4,072
Honeywell International Inc.	1,471	48,264
Ingersoll-Rand Co. Ltd. - Class A	412	6,679
Jacobs Engineering Group Inc. (b)	140	5,414
Joy Global Inc.	80	1,666
Kaman Corp. - Class A	97	1,852
Kaydon Corp.	116	3,155
KHD Humboldt Wedag International Ltd. (b)	133	1,321
Layne Christensen Co. (b)	86	1,357
McDermott International Inc. (b)	260	2,696
Middleby Corp. (b)	71	1,644
Orbital Sciences Corp. (b)	263	4,411
Parker Hannifin Corp.	253	9,667
Perini Corp. (b)	123	2,565
Pinnacle Airlines Corp. (b)	80	159
RBC Bearings Inc. (b)	102	1,865
Robbins & Myers Inc.	262	4,530
Rush Enterprises Inc. - Class A (b)	145	1,320
Ryanair Holdings Plc - ADR (b)	255	6,125

Stericycle Inc. (b)	101	4,941
Tennant Co.	83	1,124
Triumph Group Inc.	76	3,441
Valmont Industries Inc.	54	2,191
		193,649
INFORMATION TECHNOLOGY - 32.8%
Actuate Corp. (b)	235	837
Adobe Systems Inc. (b)	484	9,346
Advent Software Inc. (b)	111	2,423
Ansys Inc. (b)	113	2,809
Apple Inc. (b)	230	20,730
AsiaInfo Holdings Inc. (b)	177	1,545
Atheros Communications Inc. (b)	236	2,834
Autodesk Inc. (b)	186	3,080
Cisco Systems Inc. (b)	1,680	25,150
Citrix Systems Inc. (b)	163	3,430
Comtech Telecommunications Corp. (b)	107	4,152
CyberSource Corp. (b)	286	3,412
eBay Inc. (b)	1,137	13,667
EMS Technologies Inc. (b)	61	1,464
EPIQ Systems Inc. (b)	161	2,853
Flextronics International Ltd. (b)	670	1,749
Google Inc. - Class A (b)	27	9,140
Harmonic Inc. (b)	397	2,045
Hewlett-Packard Co.	1,794	62,342
Hittite Microwave Corp. (b)	129	3,305
Informatica Corp. (b)	367	4,683
Intel Corp.	1,705	21,995
Interactive Intelligence Inc. (b)	72	494
International Business Machines Corp.	1,008	92,383
Intuit Inc. (b)	270	6,116
Logitech International SA (b)	136	1,304
Methode Electronics Inc.	145	669
Microsoft Corp.	3,816	65,254
National Semiconductor Corp.	848	8,599
NetLogic Microsystems Inc. (b)	93	1,973
NetScout Systems Inc. (b)	148	2,105
Nokia Oyj - Class A - ADR	1,187	14,564
Nvidia Corp. (b)	446	3,546
Open Text Corp. (b)	225	7,882
Oracle Corp. (b)	2,010	33,828
Pericom Semiconductor Corp. (b)	99	611
Power Integrations Inc.	118	2,297
Radiant Systems Inc. (b)	123	425
Rofin-Sinar Technologies Inc. (b)	131	2,213
Standard Microsystems Corp. (b)	90	1,247
Stratasys Inc. (b)	80	856
Synaptics Inc. (b)	167	3,936
Syntel Inc.	187	4,030
TheStreet.com Inc.	139	378

TriQuint Semiconductor Inc. (b)	561	1,133
Ultimate Software Group Inc. (b)	108	1,487
Western Digital Corp. (b)	254	3,729
		464,050
MATERIALS - 3.8%
Compass Minerals International Inc.	141	8,484
Kaiser Aluminum Corp.	88	2,186
Norsk Hydro ASA	1,538	5,508
Olympic Steel Inc.	41	650
Owens-Illinois Inc. (b)	184	3,496
Potash Corp. of Saskatchewan	317	23,731
Schnitzer Steel Industries Inc. - Class A	121	4,752
Sigma-Aldrich Corp.	112	4,041
Taseko Mines Ltd. (b)	540	453
		53,301
TELECOMMUNICATION SERVICES - 5.8%
BT Group Plc	4,278	6,503
Deutsche Telekom AG	985	11,943
France Telecom SA	637	14,322
Millicom International Cellular SA	82	3,211
Premiere Global Services Inc. (b)	263	2,549
Telecom Italia SpA	6,997	8,632
Telefonica SA - ADR	467	25,036
TeliaSonera AB	2,321	10,210
		82,406
UTILITIES - 3.4%
Enel SpA	1,828	10,286
Exelon Corp.	234	12,687
FirstEnergy Corp.	263	13,147
PPL Corp.	366	11,222
		47,342

Total Common Stocks (cost $2,155,873)		1,399,567

WARRANTS - 0.0%
Fortis (b) (i)	828	-

Total Warrants (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (a) (i) (j) (r)	6,273	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,273)		-

SHORT TERM INVESTMENTS - 0.5%
Mutual Funds - 0.5%
JNL Money Market Fund, 1.05% (a) (e)	7,195	7,195

Total Short Term Investments (cost $7,195)		7,195

Total Investments - 99.5% (cost $2,169,341)		1,406,762
Other Assets and Liabilities, Net - 0.5%		7,392
Total Net Assets - 100%		$ 1,414,154

Jackson Perspective S&P 4 Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 25.7%
AutoZone Inc. (b)	873	$ 116,013
Bed Bath & Beyond Inc. (b)	3,120	72,478
Best Buy Co. Inc.	1,919	53,770
Black & Decker Corp.	1,186	34,287
Brunswick Corp.	9,450	26,272
Carnival Corp.	2,176	39,581
Centex Corp.	4,699	39,988
Coach Inc. (b)	2,643	38,588
Darden Restaurants Inc.	2,463	64,580
DR Horton Inc.	8,175	48,723
Family Dollar Stores Inc.	4,134	114,801
Gannett Co. Inc.	7,998	46,148
Harley-Davidson Inc.	2,054	25,018
Hasbro Inc.	3,510	84,696
Home Depot Inc.	3,437	73,999
Jones Apparel Group Inc.	5,303	18,349
KB Home	4,621	49,306
Leggett & Platt Inc.	9,456	118,105
Lennar Corp.	6,184	47,555
Macy's Inc.	3,321	29,723
New York Times Co. - Class A	5,853	29,089
Omnicom Group Inc.	2,013	52,117
Pulte Homes Inc.	9,536	96,790
RadioShack Corp.	15,874	181,916
Sherwin-Williams Co.	3,095	147,786
TJX Cos. Inc.	3,347	64,999
		1,714,677
CONSUMER STAPLES - 7.9%
Altria Group Inc.	1,260	20,840
Coca-Cola Co.	1,582	67,583
ConAgra Foods Inc.	3,915	66,947
Kellogg Co.	1,817	79,385
PepsiCo Inc.	1,253	62,938
Philip Morris International Inc.	1,265	46,995
Sara Lee Corp.	5,827	58,445
SYSCO Corp.	3,020	67,316
Tyson Foods Inc.	6,578	58,215
		528,664
ENERGY - 10.6%
Anadarko Petroleum Corp.	1,736	63,781
Chevron Corp.	2,218	156,413

ConocoPhillips	2,433	115,640
ENSCO International Inc.	1,823	49,877
Exxon Mobil Corp.	1,094	83,669
Halliburton Co.	2,677	46,178
Marathon Oil Corp.	1,753	47,734
Schlumberger Ltd.	1,055	43,055
Sunoco Inc.	1,461	67,674
Valero Energy Corp.	1,512	36,470
		710,491
FINANCIALS - 5.1%
Charles Schwab Corp.	4,030	54,768
Federated Investors Inc. - Class B	2,405	46,946
First Horizon National Corp.	4,671	44,468
Marsh & McLennan Cos. Inc.	3,894	75,271
Moody's Corp.	2,602	55,735
Progressive Corp. (b)	5,339	64,869
Washington Mutual Inc.	6,686	266
		342,323
HEALTH CARE - 8.5%
AmerisourceBergen Corp.	4,287	155,704
Bristol-Myers Squibb Co.	3,313	70,931
Coventry Health Care Inc. (b)	1,649	24,950
Eli Lilly & Co.	1,856	68,338
McKesson Corp.	1,470	64,974
Pfizer Inc.	4,111	59,938
UnitedHealth Group Inc.	1,764	49,974
Varian Medical Systems Inc. (b)	1,934	71,809
		566,618
INDUSTRIALS - 12.9%
3M Co.	1,160	62,396
Avery Dennison Corp.	1,888	45,746
Boeing Co.	1,063	44,976
Caterpillar Inc.	1,363	42,049
CH Robinson Worldwide Inc.	1,893	87,040
L-3 Communications Holdings Inc.	882	69,696
Lockheed Martin Corp.	882	72,359
Masco Corp.	8,705	68,073
Pitney Bowes Inc.	2,546	56,674
Robert Half International Inc.	3,582	60,715
Rockwell Automation Inc.	2,874	74,839
RR Donnelley & Sons Co.	2,685	26,206
Southwest Airlines Co.	6,929	48,711
Tyco International Ltd.	4,853	102,010
		861,490
INFORMATION TECHNOLOGY - 13.9%
Analog Devices Inc.	3,184	63,616
Automatic Data Processing Inc.	2,178	79,127
Computer Sciences Corp. (b)	1,859	68,486
Intel Corp.	3,762	48,530

International Business Machines Corp.	2,792	255,887
KLA-Tencor Corp.	2,041	40,902
Lexmark International Inc. (b)	5,576	132,040
Linear Technology Corp.	3,222	75,459
QLogic Corp. (b)	7,211	81,629
Texas Instruments Inc.	3,108	46,464
Xerox Corp.	5,810	38,577
		930,717
MATERIALS - 7.1%
Alcoa Inc.	2,655	20,682
Ball Corp.	2,123	81,396
Bemis Co. Inc.	3,597	81,184
Ecolab Inc.	2,041	69,312
Nucor Corp.	3,288	134,118
Vulcan Materials Co.	1,100	54,406
Weyerhaeuser Co.	1,311	35,843
		476,941
TELECOMMUNICATION SERVICES - 3.9%
AT&T Inc.	2,557	62,953
CenturyTel Inc.	4,568	123,976
FairPoint Communications Inc.	31	85
Verizon Communications Inc.	2,260	67,506
		254,520
UTILITIES - 3.8%
Consolidated Edison Inc.	2,025	82,519
Integrys Energy Group Inc.	1,922	80,244
Southern Co.	2,592	86,702
		249,465

Total Common Stocks (cost $9,645,088)		6,635,906

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (a) (i) (j) (r)	17,573	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $17,573)		-

SHORT TERM INVESTMENTS - 0.4%
Mutual Funds - 0.4%
JNL Money Market Fund, 1.05% (a) (e)	26,220	26,220

Total Short Term Investments (cost $26,220)		26,220

Total Investments - 99.8% (cost $9,688,881)		6,662,126
Other Assets and Liabilities, Net - 0.2%		10,253
Total Net Assets - 100%		$ 6,672,379

Jackson Perspective Money Market Fund
SHORT TERM INVESTMENTS - 100.4%
Certificates of Deposit - 11.4%
Bank of America Corp., 3.01%, 03/04/09	$ 200,000	$ 200,000

BNP Paribas, 0.87%, 04/28/09	200,000	200,000
Calyon North America Inc.
3.05%, 02/05/09	250,000	250,000
1.50%, 03/19/09	150,000	150,000
DNB Nor Bank ASA, 3.06%, 03/05/09	300,000	300,002
Lloyds TSB Group Plc, 1.44%, 03/18/09	200,000	200,000
Procter & Gamble Co., 2.22%, 09/09/09 (d)	105,000	105,000
Rabobank Nederland, 2.97%, 02/23/09	250,000	250,000
Royal Bank of Scotland Group Plc, 1.50%, 03/17/09	150,000	150,000
Svenska Handels NY, 1.90%, 02/09/09	150,000	150,000
		1,955,002
Commercial Paper - 8.9%
Danske Corp., 3.00%, 02/23/09	250,000	249,542
GE Capital Corp., 1.35%, 02/02/09	250,000	249,991
Lloyds TSB Bank, 1.01%, 04/07/09	200,000	199,635
Nestle Capital, 0.25%, 03/26/09 (g) (k)	250,000	249,908
Societe Generale, 1.36%, 03/17/09	175,000	174,709
Toyota Motor Credit Corp., 2.35%, 03/05/09	400,000	399,164
		1,522,949
Federal Home Loan Bank - 19.8%
Federal Home Loan Bank
2.26%, 02/18/09	500,000	499,465
2.28%, 02/27/09	400,000	399,341
1.08%, 03/11/09	300,000	299,658
3.05%, 03/12/09	200,000	199,339
2.90%, 03/17/09	200,000	199,292
0.52%, 06/15/09	500,000	499,032
0.45%, 06/25/09	300,000	299,460
0.45%, 07/07/09	300,000	299,415
0.50%, 07/14/09	400,000	399,094
0.39%, 07/17/09	300,000	299,461
		3,393,557
Federal Home Loan Mortgage Corp. - 33.2%
Federal Home Loan Mortgage Corp.
1.80%, 02/09/09	500,000	499,800
2.00%, 02/09/09	200,000	199,911
2.60%, 02/18/09	600,000	599,263
1.95%, 03/03/09	300,000	299,513
2.16%, 03/06/09	400,000	399,210
2.30%, 03/10/09	500,000	498,818
1.10%, 03/17/09	300,000	299,597
2.10%, 03/17/09	300,000	299,230
1.60%, 03/19/09	300,000	299,387
1.30%, 03/27/09	400,000	399,220
1.65%, 03/30/09	300,000	299,216
1.00%, 04/21/09	250,000	249,451
0.25%, 05/12/09	400,000	399,722
0.35%, 06/22/09	500,000	499,315
0.50%, 06/24/09	250,000	249,503
0.55%, 07/06/09	200,000	199,526

		5,690,682
Federal National Mortgage Association - 21.4%
Federal National Mortgage Association
2.76%, 02/11/09	300,000	299,770
1.85%, 02/23/09	500,000	499,435
2.00%, 02/23/09	400,000	399,511
2.85%, 03/04/09	200,000	199,509
1.14%, 03/31/09	300,000	299,451
0.23%, 04/13/09	200,000	199,909
0.30%, 06/01/09	274,000	273,726
0.45%, 06/10/09	300,000	299,516
0.50%, 06/18/09	500,000	499,049
0.35%, 07/01/09	500,000	499,271
0.50%, 07/01/09	200,000	199,584
		3,668,731
Funding Agreement - 1.3%
MetLife Funding Agreement, 3.15%, 02/02/09 (d) (j) (p)	200,000	200,000

Mutual Funds - 4.4%
Dreyfus Cash Management Plus Fund, 1.16% (e)	761,070	761,070

Total Short Term Investments (cost $17,191,991)		17,191,991

Total Investments - 100.4% (cost $17,191,991)		17,191,991
Other Assets and Liabilities, Net - (0.4%)		(71,933)
Total Net Assets - 100%		$ 17,120,058

JNL Money Market Fund
SHORT TERM INVESTMENTS - 100.0%
Certificates of Deposit - 11.8%
Bank of America Corp., 3.01%, 03/04/09	$ 8,000,000	$ 8,000,000
BNP Paribas
3.02%, 03/16/09	4,000,000	4,000,000
0.87%, 04/28/09	5,000,000	5,000,000
Calyon North America Inc.
3.05%, 02/05/09	6,000,000	6,000,000
1.50%, 03/19/09	5,000,000	5,000,000
DNB Nor Bank ASA, 3.06%, 03/05/09	6,000,000	6,000,052
Lloyds TSB Group Plc, 1.44%, 03/18/09	5,000,000	5,000,000
Procter & Gamble Co., 2.22%, 09/09/09 (d)	4,235,000	4,235,000
Rabobank Nederland, 2.97%, 02/23/09	9,000,000	8,999,973
Royal Bank of Scotland Group Plc, 1.50%, 03/17/09	5,000,000	5,000,000
Svenska Handels NY, 1.90%, 02/09/09	5,000,000	5,000,000
		62,235,025
Commercial Paper - 16.8%
Apreco LLC, 0.30%, 02/10/09 (g) (k)	7,000,000	6,999,475
Cafco LLC, 0.25%, 02/19/09 (g) (k)	7,000,000	6,999,125
Ciesco LLC, 0.25%, 02/19/09 (g) (k)	7,000,000	6,999,125
Citigroup Global Markets Inc., 0.30%, 02/25/09 (g) (k)	7,000,000	6,998,600

Danske Corp., 3.00%, 02/23/09	8,000,000	7,985,333
GE Capital Corp., 1.35%, 02/02/09	8,000,000	7,999,700
Jupiter Securities Sdn Bhd, 0.25%, 02/06/09 (g) (k)	7,000,000	6,999,757
Lloyds TSB Bank, 1.01%, 04/07/09	6,000,000	5,989,058
Park Avenue Receivables LLC, 0.25%, 02/11/09 (g) (k)	7,000,000	6,999,514
Ranger Funding Co. LLC, 0.33%, 02/20/09 (g) (k)	6,000,000	5,998,955
Societe Generale, 1.36%, 03/17/09	5,000,000	4,991,689
Toyota Motor Credit Corp., 2.35%, 03/05/09	14,000,000	13,970,756
		88,931,087
Federal Home Loan Bank - 23.8%
Federal Home Loan Bank
2.28%, 02/27/09	13,000,000	12,978,593
1.08%, 03/11/09	5,133,000	5,127,148
3.05%, 03/12/09	6,000,000	5,980,175
2.90%, 03/17/09	8,000,000	7,971,644
0.53%, 06/15/09	6,500,000	6,487,419
0.40%, 06/17/09	10,000,000	9,984,889
0.45%, 06/25/09	5,000,000	4,991,001
0.37%, 06/26/09	20,000,000	19,970,194
0.40%, 07/06/09	15,000,000	14,974,167
0.45%, 07/07/09	5,000,000	4,990,250
0.41%, 07/10/09	12,000,000	11,978,270
0.50%, 07/14/09	10,000,000	9,977,361
0.39%, 07/17/09	10,000,000	9,982,017
		125,393,128
Federal Home Loan Mortgage Corp. - 24.9%
Federal Home Loan Mortgage Corp.
1.95%, 03/03/09	3,000,000	2,995,125
2.16%, 03/06/09	10,000,000	9,980,246
2.30%, 03/10/09	5,000,000	4,988,181
1.10%, 03/17/09	8,000,000	7,989,244
2.10%, 03/17/09	3,000,000	2,992,299
1.60%, 03/19/09	5,000,000	4,989,778
1.30%, 03/27/09	10,000,000	9,980,500
1.65%, 03/30/09	5,000,000	4,986,938
1.00%, 04/14/09	7,000,000	6,986,000
1.00%, 04/21/09	10,000,000	9,978,056
0.25%, 05/12/09	22,600,000	22,584,306
0.51%, 06/08/09	2,000,000	1,996,471
0.53%, 06/17/09	18,000,000	17,964,640
0.35%, 06/22/09	5,000,000	4,993,146
0.50%, 06/24/09	7,000,000	6,986,097
0.56%, 07/06/09	3,000,000	2,992,896
0.05%, 07/07/09	8,000,000	7,982,667
		131,366,590
Federal National Mortgage Association - 17.6%
Federal National Mortgage Association
1.98%, 02/04/09	10,000,000	9,998,350
2.76%, 02/11/09	4,000,000	3,996,934
2.39%, 02/17/09	15,000,000	14,984,067

2.00%, 02/23/09	10,000,000	9,987,778
2.85%, 03/04/09	7,475,000	7,456,655
1.14%, 03/31/09	4,500,000	4,491,771
0.35%, 06/02/09	20,000,000	19,977,144
0.51%, 06/18/09	17,000,000	16,967,653
0.50%, 07/01/09	5,000,000	4,989,583
		92,849,935
Funding Agreement - 0.9%
MetLife Funding Agreement, 3.15%, 02/02/09 (d) (j) (p)	5,000,000	5,000,000

Mutual Funds - 0.0%
Dreyfus Cash Management Institutional Shares Fund, 1.29% (e)	82,686	82,686

Repurchase Agreement - 4.2%
Repurchase Agreement with Banc of America Securities, 0.28% (Collateralized by
$21,556,210 Federal National Mortgage Association, 6.00%, due 03/01/34, value
$22,335,812) acquired on 01/30/09, due 02/02/09 at $22,000,513	$ 22,000,000	22,000,000

Total Short Term Investments (cost $527,858,451)		527,858,451

Total Investments - 100.0% (cost $527,858,451)		527,858,451
Other Assets and Liabilities, Net - 0.0%		(114,722)
Total Net Assets - 100%		$ 527,743,729

Jackson Perspective Core Equity Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 10.6%
Abercrombie & Fitch Co. - Class A	800	$ 14,280
CBS Corp. - Class B	200	1,144
Comcast Corp. - Class A	2,700	39,555
Fortune Brands Inc.	650	20,800
Home Depot Inc.	1,400	30,142
Macy's Inc.	3,300	29,535
Newell Rubbermaid Inc.	3,300	26,664
Royal Caribbean Cruises Ltd.	1,400	9,086
Sherwin-Williams Co.	300	14,325
Time Warner Inc.	1,400	13,062
VF Corp.	500	28,010
Viacom Inc. - Class B (b)	2,500	36,875
Walt Disney Co.	700	14,476
		277,954
CONSUMER STAPLES - 11.5%
Altria Group Inc.	2,300	38,042
Archer-Daniels-Midland Co.	1,400	38,332
Coca-Cola Co.	750	32,040
Colgate-Palmolive Co.	200	13,008
Kimberly-Clark Corp.	150	7,720
Kraft Foods Inc. - Class A	600	16,830
PepsiCo Inc.	550	27,627

Philip Morris International Inc.	800	29,720
Procter & Gamble Co.	1,000	54,500
Walgreen Co.	400	10,964
Wal-Mart Stores Inc.	700	32,984
		301,767
ENERGY - 12.9%
Anadarko Petroleum Corp.	200	7,348
Apache Corp.	550	41,250
Chevron Corp.	950	66,994
ConocoPhillips	800	38,024
Exxon Mobil Corp.	1,500	114,720
Newfield Exploration Co. (b)	1,500	28,785
Occidental Petroleum Corp.	700	38,185
Valero Energy Corp.	200	4,824
		340,130
FINANCIALS - 14.9%
Allstate Corp.	1,200	26,004
American Express Co.	200	3,346
Bank of America Corp.	4,950	32,571
Citigroup Inc.	5,000	17,750
Goldman Sachs Group Inc.	575	46,420
Hartford Financial Services Group Inc.	2,900	38,164
JPMorgan Chase & Co.	2,300	58,673
Lincoln National Corp.	2,300	34,799
Morgan Stanley	2,300	46,529
Travelers Cos. Inc.	1,000	38,640
U.S. Bancorp	400	5,936
Wells Fargo & Co.	2,200	41,580
		390,412
HEALTH CARE - 13.6%
Abbott Laboratories	500	27,720
Amgen Inc. (b)	400	21,940
Baxter International Inc.	250	14,663
Bristol-Myers Squibb Co.	850	18,199
Cardinal Health Inc.	100	3,764
Cigna Corp.	2,150	37,324
Eli Lilly & Co.	400	14,728
Johnson & Johnson	1,000	57,690
Medtronic Inc.	400	13,396
Merck & Co. Inc.	1,400	39,970
Pfizer Inc.	3,675	53,582
Schering-Plough Corp.	600	10,536
UnitedHealth Group Inc.	450	12,749
WellPoint Inc. (b)	200	8,289
Wyeth	500	21,485
		356,035
INDUSTRIALS - 11.6%
3M Co.	300	16,137
Boeing Co.	300	12,693

Burlington Northern Santa Fe Corp.	100	6,625
Caterpillar Inc.	1,150	35,478
Emerson Electric Co.	300	9,810
FedEx Corp.	125	6,367
General Electric Co.	4,000	48,520
Goodrich Corp.	1,050	40,593
Honeywell International Inc.	300	9,843
Masco Corp.	3,200	25,024
Spirit Aerosystems Holdings Inc. (b)	1,500	20,400
Terex Corp. (b)	1,375	16,280
Textron Inc.	2,700	24,381
United Parcel Service Inc. - Class B	400	16,996
United Technologies Corp.	350	16,797
		305,944
INFORMATION TECHNOLOGY - 14.8%
Applied Materials Inc.	500	4,685
Automatic Data Processing Inc.	200	7,266
Avnet Inc. (b)	900	17,838
Cisco Systems Inc. (b)	2,200	32,934
Computer Sciences Corp. (b)	900	33,156
Corning Inc.	600	6,066
Dell Inc. (b)	750	7,125
Hewlett-Packard Co.	1,300	45,175
Ingram Micro Inc. - Class A (b)	1,200	14,724
Intel Corp.	3,150	40,635
International Business Machines Corp.	750	68,738
Microsoft Corp.	2,900	49,590
Oracle Corp. (b)	1,500	25,245
QUALCOMM Inc.	700	24,185
Texas Instruments Inc.	500	7,475
Western Union Co.	300	4,098
		388,935
MATERIALS - 5.3%
Alcoa Inc.	300	2,337
Allegheny Technologies Inc.	1,400	30,926
Dow Chemical Co.	1,700	19,703
EI Du Pont de Nemours & Co.	1,000	22,960
Nucor Corp.	1,000	40,790
PPG Industries Inc.	600	22,548
		139,264
TELECOMMUNICATION SERVICES - 4.2%
AT&T Inc.	2,750	67,705
Verizon Communications Inc.	1,450	43,311
		111,016
UTILITIES - 0.3%
Dominion Resources Inc.	200	7,035

Total Common Stocks (cost $3,983,873)		2,618,492

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%

Mellon GSL Reinvestment Trust II (i) (j) (r)	1,014	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,014)		-

SHORT TERM INVESTMENTS - 0.4%
Mutual Funds - 0.4%
JNL Money Market Fund, 1.05% (a) (e)	9,512	9,512

Total Short Term Investments (cost $9,512)		9,512

Total Investments - 100.1% (cost $3,994,399)		2,628,004
Other Assets and Liabilities, Net - (0.1%)		(1,362)
Total Net Assets - 100%		$ 2,626,642

Jackson Perspective Large Cap Value Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 16.2%
Abercrombie & Fitch Co. - Class A	1,200	$ 21,420
Comcast Corp. - Class A	3,900	57,135
Fortune Brands Inc.	1,100	35,200
Home Depot Inc.	2,000	43,060
Macy's Inc.	4,800	42,960
Newell Rubbermaid Inc.	5,000	40,400
Royal Caribbean Cruises Ltd.	2,000	12,980
Sherwin-Williams Co.	400	19,100
VF Corp.	800	44,816
Viacom Inc. - Class B (b)	3,400	50,150
		367,221
CONSUMER STAPLES - 5.1%
Altria Group Inc.	3,500	57,890
Archer-Daniels-Midland Co.	2,100	57,498
		115,388
ENERGY - 12.4%
Apache Corp.	800	60,000
Chevron Corp.	800	56,416
ConocoPhillips	1,250	59,413
Newfield Exploration Co. (b)	2,300	44,137
Occidental Petroleum Corp.	1,100	60,005
		279,971
FINANCIALS - 23.5%
Allstate Corp.	1,750	37,923
Bank of America Corp.	7,600	50,008
Citigroup Inc.	7,500	26,624
Goldman Sachs Group Inc.	800	64,584
Hartford Financial Services Group Inc.	4,300	56,588
JPMorgan Chase & Co.	2,600	66,326
Lincoln National Corp.	3,400	51,442
Morgan Stanley	3,700	74,851
Travelers Cos. Inc.	1,450	56,028

Wells Fargo & Co.	2,525	47,723
		532,097
HEALTH CARE - 7.6%
Cigna Corp.	3,300	57,288
Merck & Co. Inc.	2,200	62,810
Pfizer Inc.	3,500	51,030
		171,128
INDUSTRIALS - 10.9%
Caterpillar Inc.	1,650	50,903
Goodrich Corp.	1,600	61,856
Masco Corp.	5,000	39,100
Spirit Aerosystems Holdings Inc. (b)	2,500	34,000
Terex Corp. (b)	2,100	24,864
Textron Inc.	4,000	36,120
		246,843
INFORMATION TECHNOLOGY - 10.7%
Avnet Inc. (b)	1,500	29,730
Computer Sciences Corp. (b)	1,300	47,892
Hewlett-Packard Co.	1,400	48,650
Ingram Micro Inc. - Class A (b)	1,900	23,313
Intel Corp.	2,700	34,830
International Business Machines Corp.	625	57,281
		241,696
MATERIALS - 8.8%
Allegheny Technologies Inc.	1,900	41,971
Dow Chemical Co.	2,300	26,657
EI Du Pont de Nemours & Co.	1,500	34,440
Nucor Corp.	1,500	61,185
PPG Industries Inc.	900	33,822
		198,075
TELECOMMUNICATION SERVICES - 4.8%
AT&T Inc.	2,400	59,088
Verizon Communications Inc.	1,700	50,778
		109,866

Total Common Stocks (cost $3,416,182)		2,262,285

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (i) (j) (r)	1,725	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,725)		-

SHORT TERM INVESTMENTS - 0.0%
Mutual Funds - 0.0%
JNL Money Market Fund, 1.05% (a) (e)	1,512	1,512

Total Short Term Investments (cost $1,512)		1,512

Total Investments - 100.0% (cost $3,419,419)		2,263,797

Other Assets and Liabilities, Net - 0.0%		(888)
Total Net Assets - 100%		$ 2,262,909

Jackson Perspective Mid Cap Value Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 16.0%
Abercrombie & Fitch Co. - Class A	2,400	$ 42,840
BorgWarner Inc.	2,800	47,264
Fortune Brands Inc.	1,425	45,600
Liz Claiborne Inc.	11,400	25,080
Macy's Inc.	6,100	54,595
Newell Rubbermaid Inc.	5,500	44,440
Royal Caribbean Cruises Ltd.	4,100	26,609
Sherwin-Williams Co.	800	38,200
VF Corp.	900	50,418
		375,046
CONSUMER STAPLES - 4.1%
Corn Products International Inc.	2,300	53,245
NBTY Inc. (b)	2,200	41,514
		94,759
ENERGY - 7.7%
Apache Corp.	400	30,000
Comstock Resources Inc. (b)	1,200	45,756
Hercules Offshore Inc. (b)	11,800	43,896
Newfield Exploration Co. (b)	3,200	61,408
		181,060
FINANCIALS - 10.8%
American Financial Group Inc.	3,000	50,940
Astoria Financial Corp.	5,300	48,124
Hartford Financial Services Group Inc.	2,600	34,216
Lincoln National Corp.	4,000	60,520
Reinsurance Group of America Inc.	1,700	60,571
		254,371
HEALTH CARE - 6.2%
Cigna Corp.	4,000	69,440
Owens & Minor Inc.	600	23,862
Res-Care Inc. (b)	3,900	52,845
		146,147
INDUSTRIALS - 28.4%
Belden Inc.	2,200	28,732
Con-Way Inc.	2,700	59,481
Esterline Technologies Corp. (b)	1,400	50,526
GATX Corp.	1,600	38,560
Goodrich Corp.	1,700	65,722
Kennametal Inc.	3,500	56,140
Lincoln Electric Holdings Inc.	1,300	53,521
Masco Corp.	6,100	47,702
SkyWest Inc.	1,600	25,040
Spirit Aerosystems Holdings Inc. (b)	5,400	73,440

Steelcase Inc.	12,100	52,272
Terex Corp. (b)	2,700	31,968
Textron Inc.	3,500	31,605
Watson Wyatt Worldwide Inc.	1,100	51,150
		665,859
INFORMATION TECHNOLOGY - 9.2%
Avnet Inc. (b)	3,400	67,388
Computer Sciences Corp. (b)	1,625	59,865
Ingram Micro Inc. - Class A (b)	4,700	57,669
Omnivision Technologies Inc. (b)	4,600	30,774
		215,696
MATERIALS - 12.9%
Allegheny Technologies Inc.	2,900	64,061
Nucor Corp.	600	24,474
Olin Corp.	3,800	53,390
PPG Industries Inc.	1,300	48,854
Reliance Steel & Aluminum Co.	2,900	64,177
Steel Dynamics Inc.	4,500	47,790
		302,746
UTILITIES - 4.5%
Pinnacle West Capital Corp.	1,700	56,899
Westar Energy Inc.	2,400	48,192
		105,091

Total Common Stocks (cost $3,672,888)		2,340,775

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (i) (j) (r)	5,552	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,552)		-

SHORT TERM INVESTMENTS - 0.4%
Mutual Funds - 0.4%
JNL Money Market Fund, 1.05% (a) (e)	8,933	8,933

Total Short Term Investments (cost $8,933)		8,933

Total Investments - 100.2% (cost $3,687,373)		2,349,708
Other Assets and Liabilities, Net - (0.2%)		(4,105)
Total Net Assets - 100%		$ 2,345,603

Jackson Perspective Small Cap Value Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 20.9%
Bob Evans Farms Inc.	3,800	$ 66,728
BorgWarner Inc.	3,100	52,328
Columbia Sportswear Co.	1,700	48,824
Jakks Pacific Inc. (b)	3,500	64,190
K-Swiss Inc. - Class A	5,000	53,600

Liz Claiborne Inc.	12,400	27,280
Macy's Inc.	4,000	35,800
RC2 Corp. (b)	7,400	42,994
Royal Caribbean Cruises Ltd.	2,100	13,629
Skechers U.S.A. Inc. - Class A (b)	6,800	67,728
Superior Industries International Inc.	6,500	66,755
		539,856
CONSUMER STAPLES - 6.3%
Corn Products International Inc.	2,500	57,875
Del Monte Foods Co.	4,200	27,972
NBTY Inc. (b)	4,000	75,480
		161,327
ENERGY - 6.7%
Comstock Resources Inc. (b)	1,600	61,008
Hercules Offshore Inc. (b)	15,700	58,404
Newfield Exploration Co. (b)	2,800	53,732
		173,144
FINANCIALS - 12.9%
American Financial Group Inc.	3,300	56,034
Associated Bancorp	1,900	29,735
Astoria Financial Corp.	5,800	52,664
Delphi Financial Group Inc.	4,300	65,231
Reinsurance Group of America Inc.	1,800	64,134
SeaBright Insurance Holdings Inc. (b)	6,200	64,294
		332,092
HEALTH CARE - 4.1%
Owens & Minor Inc.	1,000	39,770
Res-Care Inc. (b)	5,000	67,750
		107,520
INDUSTRIALS - 26.6%
Belden Inc.	3,800	49,628
Con-Way Inc.	2,700	59,481
Esterline Technologies Corp. (b)	1,800	64,962
GATX Corp.	2,200	53,020
GenCorp Inc. (b)	11,700	33,930
Kennametal Inc.	3,700	59,348
Lincoln Electric Holdings Inc.	1,500	61,755
Masco Corp.	4,100	32,062
SkyWest Inc.	4,000	62,600
Spirit Aerosystems Holdings Inc. (b)	3,800	51,680
Steelcase Inc.	11,800	50,976
Terex Corp. (b)	3,000	35,520
Watson Wyatt Worldwide Inc.	1,500	69,750
		684,712
INFORMATION TECHNOLOGY - 10.0%
Avnet Inc. (b)	3,000	59,460
Benchmark Electronics Inc. (b)	4,400	51,656
Ingram Micro Inc. - Class A (b)	5,100	62,577
Omnivision Technologies Inc. (b)	12,400	82,956

		256,649
MATERIALS - 7.5%
Olin Corp.	4,200	59,010
Reliance Steel & Aluminum Co.	3,100	68,603
Steel Dynamics Inc.	6,200	65,844
		193,457
UTILITIES - 4.6%
Pinnacle West Capital Corp.	1,600	53,552
Westar Energy Inc.	3,300	66,264
		119,816

Total Common Stocks (cost $3,847,553)		2,568,573

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (i) (j) (r)	9,589	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $9,589)		-

SHORT TERM INVESTMENTS - 0.6%
Mutual Funds - 0.6%
JNL Money Market Fund, 1.05% (a) (e)	15,128	15,128

Total Short Term Investments (cost $15,128)		15,128

Total Investments - 100.2% (cost $3,872,270)		2,583,701
Other Assets and Liabilities, Net - (0.2%)		(5,684)
Total Net Assets - 100%		$ 2,578,017

Jackson Perspective Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.6%
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.23%, 07/15/44 (d)	$ 300,000	$ 252,415
Banc of America Commercial Mortgage Inc. REMIC, 5.94%, 02/10/51 (d)	300,000	207,522
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	300,000	204,696
Household Credit Card Master Note Trust, 5.10%, 06/15/12	250,000	247,245
John Deere Owner Trust, 5.07%, 04/15/14	300,000	289,980
JPMorgan Chase & Co. REMIC, 5.47%, 01/12/45 (d)	300,000	208,814
MBNA Credit Card Master Note Trust, 4.50%, 01/15/13	250,000	247,297
Morgan Stanley Capital I
5.88%, 07/11/17 (d)	300,000	199,157
REMIC, 5.80%, 06/11/42 (d)	300,000	220,957
Wachovia Bank Commercial Mortgage Trust REMIC, 5.93%, 05/15/43 (d)	300,000	218,718

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,419,889)		2,296,801

CORPORATE BONDS AND NOTES - 45.9%
CONSUMER DISCRETIONARY - 2.7%
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	100,000	108,112
D.R. Horton Inc., 6.50%, 04/15/16	125,000	91,250
News America Inc., 6.15%, 03/01/37	100,000	87,089

Reed Elsevier Capital Inc., 8.63%, 01/15/19	250,000	250,724
		537,175
CONSUMER STAPLES - 3.1%
Altria Group Inc., 9.70%, 11/10/18	100,000	109,431
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19 (g) (j)	165,000	167,380
Delhaize Group, 5.88%, 02/01/14	83,000	83,765
Diageo Capital Plc, 5.20%, 01/30/13	150,000	152,644
Kraft Foods Inc., 6.50%, 08/11/17	100,000	102,692
		615,912
ENERGY - 5.9%
ConocoPhillips
4.75%, 02/01/14	250,000	250,379
6.50%, 02/01/39	220,000	219,137
Hess Corp., 7.00%, 02/15/14	238,000	241,178
Inergy LP/Inergy Finance Corp., 8.75%, 03/01/15 (g) (k)	100,000	94,500
Kinder Morgan Energy Partners LP, 9.00%, 02/01/19	100,000	108,561
Tennessee Gas Pipeline Co., 8.00%, 02/01/16 (g) (k)	100,000	99,250
TransCanada Pipelines Ltd., 7.63%, 01/15/39	150,000	156,113
		1,169,118
FINANCIALS - 19.1%
Allstate Life Global Funding Trust, 5.38%, 04/30/13	100,000	100,878
American Express Travel Related Services Co. Inc., 5.25%, 11/21/11 (g) (j)	150,000	141,129
American General Finance Corp., 5.85%, 06/01/13	135,000	60,969
Bank of America Corp.
6.00%, 09/01/17	100,000	93,635
8.00% (callable at 100 beginning 01/30/18) (n)	125,000	66,206
Berkshire Hathaway Finance Corp., 4.75%, 05/15/12	200,000	206,337
Chubb Corp., 6.38%, 03/29/67 (d)	100,000	67,500
Citigroup Inc.
5.85%, 07/02/13	200,000	184,298
6.00%, 08/15/17	200,000	179,796
8.40%, (callable at 100 beginning 04/30/18) (n)	100,000	36,523
Credit Suisse New York, 5.00%, 05/15/13	150,000	145,304
Deutsche Bank AG, 4.88%, 05/20/13	150,000	146,635
General Electric Capital Corp.
2.20%, 06/08/12	250,000	247,943
6.88%, 01/10/39	319,000	282,644
Goldman Sachs Group Inc.
5.25%, 10/15/13	100,000	93,809
7.50%, 02/15/19	173,000	170,937
6.75%, 10/01/37	100,000	76,014
JPMorgan Chase & Co.
5.60%, 06/01/11	200,000	204,704
7.90% (callable at 100 beginning 04/30/18) (n)	100,000	76,005
Macquarie Bank Ltd., 4.10%, 12/17/13 (g) (j)	250,000	256,181
Merrill Lynch & Co. Inc., 6.15%, 04/25/13	200,000	193,006
Morgan Stanley, 5.38%, 10/15/15	125,000	106,958
New York Life Global Funding, 4.65%, 05/09/13 (g) (j)	200,000	197,294
Pricoa Global Funding I, 5.30%, 09/27/13 (g) (j)	155,000	148,726

UBS AG Stamford, 5.88%, 07/15/16	102,000	91,168
Wells Fargo & Co., 7.98% (callable at 100 beginning 03/15/18) (n)	100,000	61,999
Wells Fargo Bank NA, 6.45%, 02/01/11	150,000	154,038
		3,790,636
HEALTH CARE - 1.8%
Amgen Inc., 5.70%, 02/01/19	150,000	155,896
HCA Inc., 9.25%, 11/15/16	100,000	95,500
Schering-Plough Corp., 5.55%, 12/01/13 (m)	100,000	103,398
		354,794
INDUSTRIALS - 1.0%
FedEx Corp., 8.00%, 01/15/19	100,000	104,024
Union Pacific Corp., 5.70%, 08/15/18	100,000	95,815
		199,839
INFORMATION TECHNOLOGY - 1.3%
CSC Holdings Inc., 8.50%, 04/15/14 (g) (k)	100,000	98,249
International Business Machines International Group Capital LLC, 5.05%, 10/22/12	150,000	159,005
		257,254
MATERIALS - 1.0%
Lubrizol Corp., 8.88%, 02/01/19	185,000	189,473

TELECOMMUNICATION SERVICES - 3.5%
AT&T Inc., 6.55%, 02/15/39	248,000	247,249
Crown Castle International Corp., 9.00%, 01/15/15	100,000	96,750
Rogers Wireless Communications Inc., 6.38%, 03/01/14	100,000	97,312
Verizon Wireless Capital LLC, 7.38%, 11/15/13 (g) (j)	100,000	108,160
Vodafone Group Plc, 5.00%, 12/16/13	150,000	150,556
		700,027
UTILITIES - 6.5%
AES Corp., 8.00%, 10/15/17	100,000	94,000
CenterPoint Energy Houston Electric LLC, 7.00%, 03/01/14	150,000	154,412
CMS Energy Corp., 6.55%, 07/17/17	100,000	87,889
Commonwealth Edison Co., 6.15%, 03/15/12	100,000	101,653
Duke Energy Corp., 6.30%, 02/01/14	200,000	205,131
Electricite de France, 5.50%, 01/26/14 (g) (j)	200,000	207,817
Entergy Texas Inc., 7.13%, 02/01/19	160,000	155,946
Jersey Central Power & Light Co., 7.35%, 02/01/19	100,000	102,890
Oncor Electric Delivery Co., 6.80%, 09/01/18 (g) (j)	100,000	100,383
Pacificorp, 6.00%, 01/15/39	89,000	89,889
		1,300,010

Total Corporate Bonds and Notes (cost $9,200,611)		9,114,238

GOVERNMENT AND AGENCY OBLIGATIONS - 41.1%
GOVERNMENT SECURITIES - 3.0%
U.S. Treasury Securities - 3.0%
U.S. Treasury Bond, 5.25%, 11/15/28	150,000	177,422
U.S. Treasury Note, 4.63%, 11/15/16	365,000	414,503
		591,925
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 38.1%
Federal Home Loan Mortgage Corp. - 8.1%

Federal Home Loan Mortgage Corp.
2.50%, 01/07/14	225,000	224,611
5.00%, 02/01/20 TBA (c)	595,000	608,388
6.50%, 02/15/39 TBA (c)	750,000	781,641
		1,614,640
Federal National Mortgage Association - 23.7%
Federal National Mortgage Association
5.13%, 01/02/14	150,000	152,783
5.50%, 02/19/18 TBA (c)	595,000	613,036
5.50%, 02/01/35 TBA (c)	2,065,000	2,113,399
6.00%, 10/01/37	1,770,000	1,826,105
		4,705,323
Government National Mortgage Association - 6.3%
Government National Mortgage Association, 5.00%, 02/01/35 TBA (c)	1,225,000	1,248,351

Total Government and Agency Obligations (cost $8,223,698)		8,160,239

SHORT TERM INVESTMENTS - 25.0%
Mutual Funds - 25.0%
JNL Money Market Fund, 1.05% (a) (e)	4,966,166	4,966,166

Total Short Term Investments (cost $4,966,166)		4,966,166

Total Investments - 123.6% (cost $24,810,364)		24,537,444
Other Assets and Liabilities, Net - (23.6%) (h)		(4,681,977)
Total Net Assets - 100%		$ 19,855,467

Jackson Perspective Asia Pacific ex-Japan Bond Fund
CORPORATE BONDS AND NOTES - 46.4%
CONSUMER DISCRETIONARY - 5.8%
LG Electronics Inc., 5.00%, 06/17/10 (g) (j)	$ 100,000	$ 93,252
Prime Holdings Labuan Ltd., 5.38%, 09/22/14	200,000	154,584
PT Gajah Tunggal Tbk, 10.25%, 07/21/10	200,000	49,522
PT Tunas Financindo Sarana, 10.00%, 02/27/09	IDR 8,000,000,000	697,142
		994,500
CONSUMER STAPLES - 2.4%
Kuala Lumpur Kepong Berhad, 4.00%, 05/10/12	MYR 1,500,000	412,237

ENERGY - 0.4%
Indo Integrated Energy BV, 8.50%, 06/01/12	100,000	67,447

FINANCIALS - 23.7%
Agile Property Holdings Ltd., 9.00%, 09/22/13	100,000	56,686
Ascott Capital PTE Ltd., 3.58%, 09/28/12	SGD 500,000	342,266
CapitaMall Trust Management Ltd., 3.25%, 04/01/10	SGD 500,000	332,328
CCT MTN Pte Ltd., 3.85%, 08/20/10	SGD 500,000	334,907
CDL Properties Ltd., 3.85%, 10/12/11	SGD 350,000	243,809
CFG Investment SAC, 9.25%, 12/19/13 (g) (k)	200,000	134,000
Ciliandra Perkasa Finance Co. Pte Ltd., 10.75%, 12/08/11 (g) (k)	200,000	128,000

City Developments Ltd., 3.18%, 02/03/09	SGD 500,000	333,492
DBS Capital Funding Corp., 7.66%, (callable at 100 on 03/15/11) (g) (k) (n)	200,000	175,958
Export-Import Bank of Korea, 6.00%, 01/21/10	SGD 250,000	165,919
Greentown China Holdings Ltd., 9.00%, 11/08/13	200,000	69,511
ICICI Bank Ltd., 3.92%, 02/15/12	SGD 250,000	164,028
Indosat Finance Co. BV, 7.75%, 11/05/10 (g) (k)	100,000	93,000
Industrial Bank of Korea, 4.00%, 05/19/14 (d) (g) (k)	200,000	179,984
Mapletree Treasury Services Ltd., 4.60%, 08/20/13	SGD 500,000	343,963
MISC Capital Ltd., 6.13%, 07/01/14	100,000	96,770
National Agricultural Cooperative Federation, 5.55%, 10/23/12	200,000	171,000
Rantau Abang Capital Bhd, 4.39%, 03/15/11	MYR 1,000,000	285,173
Shinhan Bank, 2.75%, 07/09/09 (i)	SGD 500,000	327,670
UOB Cayman Ltd., 5.80% (callable at 100 beginning 03/15/16) (g) (k) (n)	100,000	72,375
Woori Bank, 6.21%, 05/02/37 (d) (g) (k)	100,000	44,085
		4,094,924
INFORMATION TECHNOLOGY - 0.9%
SK Broadband Co. Ltd., 7.00%, 02/01/12 (g) (k)	100,000	86,000
STATS ChipPAC Ltd., 7.50%, 07/19/10	100,000	85,125
		171,125
MATERIALS - 2.0%
Blue Ocean Resources Pte, 11.00%, 06/28/12	100,000	28,278
GS Caltex Corp., 7.25%, 07/02/13 (g) (j)	200,000	169,000
Nine Dragons Paper Holdings Ltd., 9.88%, 04/29/13 (g) (k) (m)	200,000	60,883
Sino-Forest Corp., 9.13%, 08/17/11 (g) (k)	100,000	81,000
		339,161
TELECOMMUNICATION SERVICES - 4.7%
Binariang GSM Sdn Bhd, 5.55%, 12/27/13	MYR 1,250,000	347,100
Excelcomindo Pratama PT, 10.35%, 04/26/12 (i)	IDR 2,000,000,000	167,546
KT Corp., 5.13%, 04/11/12	100,000	92,078
PCCW HKT Capital Ltd., 8.00%, 11/15/11 (g) (k)	100,000	97,414
Philippine Long Distance Telephone Co., 10.50%, 04/15/09	100,000	99,261
		803,399
UTILITIES - 6.5%
CLP Power HK Financing Ltd., 4.75%, 01/18/16	HKD 6,000,000	849,466
Majapahit Holding BV, 7.25%, 10/17/11 (g) (k)	100,000	77,829
National Power Corp., 9.88%, 03/16/10	100,000	99,192
TNB Capital (L) Ltd., 5.25%, 05/05/15 (g) (k)	100,000	92,119
		1,118,606

Total Corporate Bonds and Notes (cost $8,782,852)		8,001,399

GOVERNMENT AND AGENCY OBLIGATIONS - 48.7%
GOVERNMENT SECURITIES - 48.7%
Sovereign - 48.7%
Hong Kong Government Bond
2.03%, 03/18/13	HKD 5,700,000	755,082
4.65%, 08/29/22	HKD 500,000	86,982
Indonesia Government Bond
12.00%, 09/15/11	IDR 1,000,000,000	90,130

11.00%, 12/15/12	IDR 2,700,000,000	236,657
9.00%, 09/15/13	IDR 3,000,000,000	242,950
11.00%, 10/15/14	IDR 900,000,000	77,715
9.50%, 06/15/15	IDR 2,600,000,000	208,057
9.00%, 09/15/18	IDR 1,000,000,000	72,930
11.00%, 11/15/20	IDR 1,000,000,000	81,630
10.25%, 07/15/22	IDR 1,000,000,000	76,557
9.50%, 07/15/23	IDR 1,000,000,000	71,598
11.00%, 09/15/25	IDR 1,000,000,000	79,612
10.00%, 02/15/28	IDR 1,000,000,000	72,470
Korea Monetary Stabilization Bond, 5.40%, 05/14/10	KRW 130,000,000	97,363
Korean Treasury Bond
5.25%, 03/10/13	KRW 800,000,000	604,629
4.75, 09/17/13	KRW 100,000,000	74,656
4.25%, 09/10/14	KRW 1,500,000,000	1,079,322
5.50%, 09/10/17	KRW 1,500,000,000	1,137,809
Malaysia Government Bond
3.81%, 02/15/17	MYR 500,000	144,942
7.00%, 07/30/19	MYR 1,000,000	340,815
Philippine Government Bond
8.50%, 03/03/11	PHP 5,000,000	111,469
5.75%, 02/21/12	PHP 19,000,000	400,170
7.13%, 08/01/12	PHP 5,000,000	109,404
8.75%, 03/03/13	PHP 5,000,000	115,504
9.13%, 09/04/16	PHP 8,000,000	188,781
7.75%, 08/23/17	PHP 3,500,000	76,059
Singapore Government Bond
1.63%, 04/01/13	SGD 150,000	100,589
3.63%, 07/01/14	SGD 300,000	219,585
3.75%, 09/01/16	SGD 300,000	224,154
4.00%, 09/01/18	SGD 250,000	193,135
3.13%, 09/01/22	SGD 300,000	208,260
3.50%, 03/01/27	SGD 200,000	140,863
Thailand Government Bond
4.25%, 03/13/13	THB 3,000,000	92,420
5.25%, 05/12/14	THB 3,000,000	97,088
5.13%, 03/13/18	THB 4,000,000	128,936
5.63%, 01/12/19	THB 4,000,000	132,990
5.85%, 03/31/21	THB 3,000,000	100,807
6.15%, 07/07/26	THB 4,000,000	134,471

Total Government and Agency Obligations (cost $9,276,188)		8,406,591

SHORT TERM INVESTMENTS - 2.3%
Mutual Funds - 2.3%
JNL Money Market Fund, 1.05% (a) (e)	408,296	408,296

Total Short Term Investments (cost $408,296)		408,296

Total Investments - 97.4% (cost $18,467,336)		16,816,286

Other Assets and Liabilities, Net - 2.6%		442,179
Total Net Assets - 100%		$ 17,258,465

Jackson Perspective Asia ex-Japan Fund
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 7.1%
Ctrip.com International Ltd. - ADR	1,400	$ 29,386
Focus Media Holding Ltd. - ADR (b)	2,600	19,188
Hankook Tire Co. Ltd.	4,010	38,101
Lotte Shopping Co. Ltd.	222	30,255
PT Astra International Tbk	31,500	35,414
		152,344
CONSUMER STAPLES - 4.0%
Hengan International Group Co. Ltd.	11,000	36,596
Shinsegae Co. Ltd.	153	48,965
		85,561
ENERGY - 7.2%
Bumi Resources Tbk PT	230,500	10,023
China Petroleum & Chemical Corp.	28,000	15,094
CNOOC Ltd.	62,000	53,360
Energi Mega Persada Tbk PT (b)	595,000	3,522
PT Medco Energi Internasional Tbk (b)	103,339	15,183
PTT Public Company Ltd.	4,900	22,122
SK Energy Co. Ltd.	588	33,495
		152,799
FINANCIALS - 36.0%
ARA Asset Management Ltd.	91,000	22,883
Bangkok Bank Public Co. Ltd.	27,900	58,582
Bank of China Ltd.	241,000	63,162
Bumiputra-Commerce Holdings Berhad	22,900	40,210
Chinatrust Financial Holding Co. Ltd.	79,297	26,176
DBS Group Holdings Ltd.	12,000	69,088
Guangzhou R&F Properties Co. Ltd.	28,800	23,448
Hana Financial Group Inc.	1,240	20,293
Henderson Land Development Co. Ltd.	16,000	61,117
ICICI Bank Ltd.	2,442	20,283
ICICI Bank Ltd. - ADR	2,600	42,848
KB Financial Group Inc. (b)	1,350	36,206
Korea Exchange Bank	700	3,333
Metropolitan Bank & Trust Co.	54,800	26,166
Ping an Insurance Group Co. of China Ltd.	10,500	45,481
PT Bank Rakyat Indonesia	155,000	60,667
Reliance Capital Ltd.	2,279	19,263
Shui On Land Ltd.	79,000	20,024
Wharf Holdings Ltd.	27,000	66,717
Yanlord Land Group Ltd.	49,000	29,951
Yuanta Financial Holding Co. Ltd.	37,000	13,912
		769,810
INDUSTRIALS - 10.5%

Aditya Birla Nuvo Ltd.	2,090	19,743
Bakrie and Brothers Tbk PT (b) (i)	1,532,000	6,730
China COSCO Holdings Co. Ltd.	43,000	25,706
Far Eastern Textile Co. Ltd.	98,600	61,549
Hutchison Whampoa Ltd.	13,000	66,148
S1 Corp.	1,289	44,020
		223,896
INFORMATION TECHNOLOGY - 14.6%
AAC Acoustic Technologies Holdings Inc. (b)	84,000	27,006
Advanced Semiconductor Engineering Inc.	3,000	970
Advanced Semiconductor Engineering Inc. - ADR	18,636	29,818
BYD Electronic International Co. Ltd.	54,000	18,102
HON HAI Precision Industry Co. Ltd.	12,350	21,748
HON HAI Precision Industry Co. Ltd. - GDR	13,110	47,852
LG Display Co. Ltd.	2,090	39,964
MediaTek Inc.	7,080	50,972
Samsung Electronics Co. Ltd.	114	39,638
Samsung Electronics Co. Ltd. - GDR	200	35,100
		311,170
MATERIALS - 5.7%
Huabao International Holdings Ltd.	95,000	60,817
Taiwan Cement Corp.	90,960	60,688
		121,505
TELECOMMUNICATION SERVICES - 10.8%
China Mobile Ltd.	9,500	85,517
China Unicom Ltd.	66,908	61,761
LG Dacom Corp.	2,960	39,143
Philippine Long Distance Telephone Co.	990	43,178
		229,599
UTILITIES - 2.4%
Tata Power Co. Ltd.	3,310	50,906

Total Common Stocks (cost $4,242,351)		2,097,590

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (i) (j) (r)	$ 7,844	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $7,844)		-

SHORT TERM INVESTMENTS - 0.8%
Mutual Funds - 0.8%
JNL Money Market Fund, 1.05% (a) (e)	18,053	18,053

Total Short Term Investments (cost $18,053)		18,053

Total Investments - 99.1% (cost $4,268,248)		2,115,643
Other Assets and Liabilities, Net - 0.9%		19,789
Total Net Assets - 100%		$ 2,135,432

Jackson Perspective Asia ex-Japan Infrastructure Fund
COMMON STOCKS - 93.8%
ENERGY - 12.6%
China Petroleum & Chemical Corp.	124,000	$ 66,847
China Shenhua Energy Co. Ltd.	20,500	43,707
CNOOC Ltd.	59,000	50,778
Formosa Petrochemical Corp.	34,000	57,503
GS Holdings Corp.	2,020	38,276
PTT Public Company Ltd.	7,400	33,408
Reliance Industries Ltd. - GDR	1,000	53,500
		344,019
INDUSTRIALS - 27.7%
Bharat Heavy Electricals Ltd.	1,569	41,811
China Railway Group Ltd. (b)	158,000	88,732
China Shipping Container Lines Co. Ltd.	468,000	74,359
GS Engineering & Construction Corp.	628	26,566
Jiangsu Expressway Co. Ltd.	76,000	53,979
Larsen & Toubro Ltd.	2,900	40,020
MTR Corp.	28,479	68,016
NWS Holdings Ltd.	52,080	63,518
PLUS Expressways Berhad	101,600	81,374
S1 Corp.	1,920	65,569
SembCorp Industries Ltd.	26,000	38,651
Shenzhen Expressway Co. Ltd.	136,000	50,682
Sinotruk Hong Kong Ltd.	112,500	65,677
		758,954
MATERIALS - 6.5%
Angang Steel Co. Ltd.	68,000	65,885
China Steel Corp.	58,710	39,624
Nan Ya Plastics Corp.	39,000	38,218
Siam Cement Public Co. Ltd.	11,700	33,165
		176,892
TELECOMMUNICATION SERVICES - 23.0%
Advanced Info Service Public Company Ltd.	22,900	48,588
China Mobile Ltd.	9,500	85,517
China Unicom Ltd.	73,138	67,511
Chungwa Telecom Co. Ltd.	62,920	95,211
Far EasTone Telecommunications Co. Ltd.	79,179	76,796
LG Telecom Ltd.	11,412	76,291
Singapore Telecommunications Ltd.	65,000	112,825
Telekomunikasi Indonesia Tbk PT	119,500	65,573
		628,312
UTILITIES - 24.0%
Cheung Kong Infrastructure Holdings Ltd.	27,000	100,926
China Resources Power Holdings Co. Ltd.	44,000	80,715
Electricity Generating Public Co. Ltd.	25,400	49,999
GAIL India Ltd. - GDR	2,475	58,163
Guangdong Investment Ltd.	182,000	69,281
Hong Kong & China Gas Co. Ltd.	46,200	75,206

Korea Electric Power Corp. (b)	2,760	55,774
Manila Water Co. Inc.	224,700	48,108
C Energy Development Corp.	768,000	34,652
Reliance Infrastructure Ltd. - GDR	800	27,200
Tenaga Nasional Berhad	34,900	56,646
		656,670

Total Common Stocks (cost $4,582,533)		2,564,847

INVESTMENT FUNDS - 1.8%
Macquarie Korea Infrastructure Fund	13,890	50,876

Total Investment Funds (cost $95,361)		50,876

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (i) (j) (r)	3,458	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,458)		-

SHORT TERM INVESTMENTS - 0.4%
Mutual Funds - 0.4%
JNL Money Market Fund, 1.05% (a) (e)	11,128	11,128

Total Short Term Investments (cost $11,128)		11,128

Total Investments - 96.0% (cost $4,692,480)		2,626,851
Other Assets and Liabilities, Net - 4.0%		108,878
Total Net Assets - 100%		$ 2,735,729

Jackson Perspective China-India Fund
COMMON STOCKS - 95.9%
CONSUMER DISCRETIONARY - 3.9%
Ctrip.com International Ltd. - ADR	500	$ 10,495
Focus Media Holding Ltd. - ADR (b)	2,000	14,760
GOME Electrical Appliances Holdings Ltd. (i)	220,000	23,832
Maruti Suzuki India Ltd.	3,008	34,463
		83,550
CONSUMER STAPLES - 6.2%
Hindustan Unilever Ltd.	8,395	44,449
ITC Ltd.	24,520	89,545
		133,994
ENERGY - 19.2%
Bharat Petroleum Corp. Ltd.	4,854	38,560
Cairn India Ltd. (b)	10,569	35,099
China Petroleum & Chemical Corp.	134,000	72,238
China Shenhua Energy Co. Ltd.	16,000	34,113
CNOOC Ltd.	57,000	49,056
Oil & Natural Gas Corp. Ltd.	4,097	54,422
Reliance Industries Ltd.	4,847	129,289

		412,777
FINANCIALS - 22.3%
Bank of China Ltd.	307,000	80,459
Franshion Properties China Ltd.	154,000	34,394
HDFC Bank Ltd.	5,317	98,798
Housing Development Finance Corp.	2,077	64,119
ICICI Bank Ltd.	7,313	60,742
Industrial & Commercial Bank of China	224,000	94,706
Infrastructure Development Finance Co. Ltd.	8,220	9,553
Ping an Insurance Group Co. of China Ltd.	8,000	34,652
		477,423
INDUSTRIALS - 11.5%
Beijing Capital International Airport Co. Ltd.	50,000	22,051
Bharat Heavy Electricals Ltd.	1,733	46,181
BYD Co. Ltd.	63,300	117,976
China Shipping Development Co. Ltd.	34,000	32,959
Larsen & Toubro Ltd.	1,927	26,842
		246,009
INFORMATION TECHNOLOGY - 8.8%
AAC Acoustic Technologies Holdings Inc. (b)	86,000	27,649
BYD Electronic International Co. Ltd.	29,500	9,889
Infosys Technologies Ltd.	4,508	118,409
Travelsky Technology Ltd.	82,000	31,990
		187,937
MATERIALS - 4.9%
Anhui Conch Cement Co. Ltd. (b)	6,000	28,757
Huabao International Holdings Ltd.	120,000	76,821
		105,578
TELECOMMUNICATION SERVICES - 12.3%
Bharti Airtel Ltd. (b)	2,390	30,674
China Mobile Ltd.	15,500	139,528
China Unicom Ltd.	102,544	94,655
		264,857
UTILITIES - 6.8%
China Resources Power Holdings Co. Ltd.	18,000	33,020
GAIL India Ltd.	9,008	35,619
NTPC Ltd.	6,820	26,197
Tata Power Co. Ltd.	3,324	51,121
		145,957

Total Common Stocks (cost $3,368,136)		2,058,082

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (i) (j) (r)	6,750	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,750)		-

SHORT TERM INVESTMENTS - 1.1%
Mutual Funds - 1.1%

JNL Money Market Fund, 1.05% (a) (e)	22,783	22,783

Total Short Term Investments (cost $22,783)		22,783

Total Investments - 97.0% (cost $3,397,669)		2,080,865
Other Assets and Liabilities, Net - 3.0%		64,391
Total Net Assets - 100%		$ 2,145,256

Jackson Perspective Emerging Asia ex-Japan Fund
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 8.1%
Ctrip.com International Ltd. - ADR	1,200	$ 25,188
Focus Media Holding Ltd. - ADR (b)	2,900	21,402
Mahindra & Mahindra Ltd.	5,468	33,277
MCOT Plc	56,700	19,592
PT Astra International Tbk	44,500	50,029
		149,488
CONSUMER STAPLES - 2.9%
Hengan International Group Co. Ltd.	16,000	53,232

ENERGY - 14.2%
Aban Offshore Ltd.	1,500	14,650
Bumi Resources Tbk PT	331,500	14,414
China Petroleum & Chemical Corp.	32,000	17,251
CNOOC Ltd.	58,000	49,917
Energi Mega Persada Tbk PT (b)	530,000	3,138
PT Medco Energi Internasional Tbk (b)	217,500	31,955
PT Tambang Batubara Bukit Asam Tbk	47,500	30,215
PTT Public Company Ltd.	11,000	49,661
Reliance Industries Ltd.	727	19,392
Reliance Industries Ltd. - GDR	600	32,100
		262,693
FINANCIALS - 34.9%
Alliance Financial Group Bhd	126,500	65,719
Banco de Oro Unibank Inc.	39,300	18,594
Bangkok Bank Public Co. Ltd.	24,400	51,233
Bank Mandiri Persero Tbk PT	110,000	17,205
Bank of China Ltd.	179,000	46,913
Bumiputra-Commerce Holdings Berhad	21,100	37,049
China Merchants Bank Co. Ltd.	14,500	23,415
China Resources Land Ltd.	20,000	23,100
Guangzhou R&F Properties Co. Ltd.	27,200	22,145
ICICI Bank Ltd. - ADR	2,000	32,960
IGB Corp. Berhad	128,700	51,264
Kasikornbank Public Co. Ltd.	22,200	28,504
Metropolitan Bank & Trust Co.	104,600	49,944
Ping an Insurance Group Co. of China Ltd.	10,000	43,315
PT Bank Rakyat Indonesia	132,000	51,664
Reliance Capital Ltd.	2,156	18,223

Siam Commercial Bank Public Co. Ltd.	23,300	34,065
Yanlord Land Group Ltd.	51,000	31,174
		646,486
INDUSTRIALS - 6.2%
Aditya Birla Nuvo Ltd.	2,972	28,074
Bakrie and Brothers Tbk PT (b) (i)	1,843,750	8,101
Beijing Capital International Airport Co. Ltd.	50,000	22,051
China COSCO Holdings Co. Ltd.	50,000	29,890
Gamuda Bhd	38,400	19,993
Suzlon Energy Ltd.	6,700	6,367
		114,476
INFORMATION TECHNOLOGY - 2.1%
AAC Acoustic Technologies Holdings Inc. (b)	86,000	27,649
BYD Electronic International Co. Ltd.	37,000	12,405
		40,054
MATERIALS - 5.3%
Anhui Conch Cement Co. Ltd. (b)	4,000	19,171
Huabao International Holdings Ltd.	95,000	60,817
Sterlite Industries India Ltd. - ADR	3,400	18,190
		98,178
TELECOMMUNICATION SERVICES - 16.3%
China Mobile Ltd.	12,000	108,021
China Unicom Ltd.	54,416	50,230
Globe Telecom Inc.	3,180	55,387
Telekomunikasi Indonesia Tbk PT	80,000	43,898
Total Access Communications Plc	56,600	45,192
		302,728
UTILITIES - 5.7%
Tanjong Plc	13,500	50,219
Tata Power Co. Ltd.	3,575	54,982
		105,201

Total Common Stocks (cost $3,562,205)		1,772,536

INVESTMENT FUNDS - 2.1%
iShares MSCI India Fund (b)	11,600	38,628

Total Investment Funds (cost $111,324)		38,628

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (i) (j) (r)	8,943	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $8,943)		-

SHORT TERM INVESTMENTS - 1.4%
Mutual Funds - 1.4%
JNL Money Market Fund, 1.05% (a) (e)	27,474	27,474

Total Short Term Investments (cost $27,474)		27,474

Total Investments - 99.2% (cost $3,709,946)		1,838,638
Other Assets and Liabilities, Net - 0.8%		13,975
Total Net Assets - 100%		$ 1,852,613

Jackson Perspective Japan Fund
COMMON STOCKS - 101.3%
CONSUMER DISCRETIONARY - 26.4%
Bridgestone Corp.	13,400	$ 170,339
Denso Corp.	6,500	117,771
Fuji Heavy Industries Ltd.	31,000	89,341
Fuji Media Holdings Inc.	152	193,495
Funai Electric Co. Ltd.	3,100	73,932
Komeri Co. Ltd.	3,600	65,549
Nissan Motor Co. Ltd.	34,600	104,235
NOK Corp. (f)	15,000	105,389
Onward Holdings Co. Ltd. (f)	16,000	108,553
Sony Corp. (f)	14,000	272,848
Sumitomo Forestry Co. Ltd. (f)	30,200	216,669
United Arrows Ltd.	14,300	96,133
Yamaha Motor Co. Ltd.	16,300	152,897
		1,767,151
CONSUMER STAPLES - 5.9%
Ajinomoto Co. Inc.	29,000	249,747
Seven & I Holdings Co. Ltd.	5,400	144,001
		393,748
ENERGY - 1.1%
Nippon Oil Corp.	19,000	82,561

FINANCIALS - 22.1%
Credit Saison Co. Ltd. (f)	20,700	203,059
Creed Office Investment Corp.	27	19,222
Mitsubishi UFJ Financial Group Inc.	63,900	354,474
ORIX Corp.	2,610	113,944
Sompo Japan Insurance Inc.	27,000	168,361
Sumitomo Mitsui Financial Group Inc. (f)	8,400	332,903
Sumitomo Trust & Banking Co. Ltd.	59,000	289,303
		1,481,266
HEALTH CARE - 1.7%
Daiichi Sankyo Co. Ltd.	5,100	114,515

INDUSTRIALS - 12.2%
Arrk Corp. (b)	35,200	38,829
Chiyoda Corp. (f)	21,000	104,486
Ebara Corp. (f)	43,000	77,936
JS Group Corp.	11,500	153,309
Meitec Corp. (f)	3,200	49,894
Mitsubishi Corp.	13,600	179,713
Sumitomo Electric Industries Ltd.	14,300	107,639

Toppan Forms Co. Ltd.	9,400	103,008
		814,814
INFORMATION TECHNOLOGY - 20.5%
Advantest Corp. (f)	10,700	144,467
Fujitsu Ltd.	21,000	94,401
Keyence Corp. (f)	400	72,752
Koei Co. Ltd.	6,900	66,093
NEC Corp. (f)	65,000	173,307
New Japan Radio Co. Ltd.	15,000	26,943
Obic Co. Ltd.	1,220	189,450
Rohm Co. Ltd.	6,200	307,926
Sumisho Computer Systems Corp. (f)	16,900	242,778
THine Electronics Inc.	74	53,028
		1,371,145
MATERIALS - 8.1%
Asahi Kasei Corp.	48,000	196,356
Kaneka Corp. (f)	52,000	278,063
Lintec Corp.	5,300	66,415
		540,834
TELECOMMUNICATION SERVICES - 3.3%
NTT DoCoMo Inc.	126	219,499

Total Common Stocks (cost $9,659,467)		6,785,533

SHORT TERM INVESTMENTS - 22.6%
Mutual Funds - 0.0%
JNL Money Market Fund, 1.05% (a) (e)	2,997	2,997

Securities Lending Collateral - 22.6%
Mellon GSL DBT II Collateral Fund, 1.13% (e)	1,551,473	1,515,168
Mellon GSL Reinvestment Trust II (i) (j) (r)	51,745	-
		1,515,168

Total Short Term Investments (cost $1,606,215)		1,518,165

Total Investments - 123.9% (cost $11,265,682)		8,303,698
Other Assets and Liabilities, Net - (23.9%)		(1,604,366)
Total Net Assets - 100%		$ 6,699,332

Jackson Perspective Asian Pacific Real Estate Fund
COMMON STOCKS - 94.4%
FINANCIALS – 1.8%
ARA Asset Management Ltd.	164,000	$ 41,241

REAL ESTATE INVESTMENT TRUSTS – 92.6%
Diversified - 21.8%
Ascendas Real Estate Investment Trust	18,000	17,006
Cambridge Industrial Trust	181,000	33,731
CapitaCommercial Trust	90,000	55,840

Dexus Property Group	159,657	75,173
Goodman Group	35,910	15,728
GPT Group	196,146	92,929
Mapletree Logistics Trust	113,000	28,466
Mirvac Group	70,751	50,023
Stockland Corp. Ltd.	59,129	134,330
		503,226
Hotels - 3.0%
Ascott Residence Trust	61,000	22,271
Regal Real Estate Investment Trust	386,000	46,578
		68,849
Office Property - 31.5%
Ascendas India Trust	119,000	40,597
Axis Real Estate Investment Trust	174,500	67,720
Commonwealth Property Office Fund	26,549	14,161
Japan Prime Realty Investment Corp.	44	112,778
Japan Real Estate Investment Corp.	19	171,244
Macquarie Office Trust	101,103	11,867
Nippon Building Fund Inc.	18	193,111
Nomura Real Estate Office Fund Inc.	18	113,242
		724,720
Shopping Centers - 35.0%
AmFirst Real Estate Investment Trust	348,100	82,958
CapitaMall Trust	53,000	54,956
CFS Retail Property Trust	49,690	56,044
Fortune Real Estate Investment Trust	76,000	21,943
Japan Retail Fund Investment Corp.	15	65,973
Link Real Estate Investment Trust	85,916	160,716
Lippo-Mapletree Indonesia Retail Trust	232,000	43,026
Starhill Global Real Estate Investment Trust	66,000	22,328
Starhill Real Estate Investment Trust	323,600	70,356
Tower Real Estate Investment Trust	187,700	47,705
Westfield Group	23,800	179,633
		805,638
Warehouse/Industrial - 1.3%
MacarthurCook Industrial Real Estate Investment Trust	175,000	29,279

Total Common Stocks (cost $4,394,704)		2,172,953

INVESTMENT FUNDS - 3.2%
CPN Retail Growth Property Fund	356,800	74,787

Total Investment Funds (cost $119,978)		74,787

RIGHTS - 0.0%
Ascendas Real Estate Investment Trust (b) (i)	1,200	244

Total Rights (cost $0)		244

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (i) (j) (r)	17,761	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $17,761)		-

SHORT TERM INVESTMENTS - 0.4%
Mutual Funds - 0.4%
JNL Money Market Fund, 1.05% (a) (e)	8,426	8,426

Total Short Term Investments (cost $8,426)		8,426

Total Investments - 98.0% (cost $4,540,869)		2,256,410
Other Assets and Liabilities, Net - 2.0%		46,779
Total Net Assets - 100%		$ 2,303,189

Jackson Perspective European 30 Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 3.4%
Reed Elsevier NV	5,459	$ 60,670

CONSUMER STAPLES - 13.6%
Carrefour SA	1,670	57,284
Colruyt SA	299	66,327
Heineken Holding NV	2,252	60,379
Tate & Lyle Plc	11,090	53,438
		237,428
ENERGY - 17.8%
BP Plc	8,449	60,548
ENI SpA	2,746	58,505
OMV AG	2,456	70,409
Royal Dutch Shell Plc - Class B	2,575	61,871
Total SA	1,181	59,238
		310,571
FINANCIALS - 16.0%
Aviva Plc	11,395	51,521
DnB NOR ASA	16,571	56,470
Hannover Rueckversicherung AG	2,043	62,833
Mapfre SA	19,153	54,197
Zurich Financial Services AG	300	54,315
		279,336
HEALTH CARE - 10.1%
AstraZeneca Plc	1,583	61,275
Roche Holding AG	419	59,026
Sanofi-Aventis SA	1,012	57,123
		177,424
INDUSTRIALS - 6.7%
IMI Plc	16,354	63,694
Metso Oyj	5,395	52,637
		116,331

MATERIALS - 9.6%
Anglo American Plc	2,875	52,747
K+S AG	1,150	54,702
Voestalpine AG	3,056	59,554
		167,003
TELECOMMUNICATION SERVICES - 9.6%
BT Group Plc	32,871	49,970
France Telecom SA	2,303	51,780
Mobistar SA	890	65,479
		167,229
UTILITIES - 13.2%
Enel SpA	10,164	57,196
Gas Natural SDG SA	2,383	57,515
RWE AG	722	56,271
Snam Rete Gas SpA	11,608	60,603
		231,585

Total Common Stocks (cost $1,989,288)		1,747,577

SHORT TERM INVESTMENTS - 0.1%
Mutual Funds - 0.1%
JNL Money Market Fund, 1.05% (a) (e)	2,094	2,094

Total Short Term Investments (cost $2,094)		2,094

Total Investments - 100.1% (cost $1,991,382)		1,749,671
Other Assets and Liabilities, Net - (0.1%)		(960)
Total Net Assets - 100%		$ 1,748,711

Jackson Perspective Pacific Rim 30 Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 16.7%
Daito Trust Construction Co. Ltd.	1,900	$ 81,776
Esprit Holdings Ltd.	17,600	93,422
Rakuten Inc.	158	93,148
Tabcorp Holdings Ltd.	20,457	84,517
Yue Yuen Industrial Holdings Ltd.	50,500	92,044
		444,907
CONSUMER STAPLES - 3.3%
Metcash Ltd.	32,649	86,322

FINANCIALS - 25.0%
Australia & New Zealand Banking Group Ltd.	9,353	77,614
Bank of Yokohama Ltd.	17,000	86,831
Commonwealth Bank of Australia	4,948	84,072
Hang Seng Bank Ltd.	7,600	91,506
National Australia Bank Ltd.	6,853	80,826
Suncorp-Metway Ltd.	17,023	79,328
United Overseas Bank Ltd.	11,000	85,362

Westpac Banking Corp.	8,427	82,639
		668,178
HEALTH CARE - 10.6%
Astellas Pharma Inc.	2,500	94,656
Chugai Pharmaceutical Co. Ltd.	5,200	100,304
Tsumura & Co.	2,700	89,009
		283,969
INDUSTRIALS - 13.3%
Central Japan Railway Co.	12	85,584
Hong Kong Aircraft Engineering Co. Ltd.	12,000	105,281
Macquarie Infrastructure Group	83,623	83,610
Toll Holdings Ltd.	23,176	79,442
		353,917
INFORMATION TECHNOLOGY - 6.4%
Itochu Techno-Science Corp.	4,200	93,517
Yahoo! Japan Corp.	248	78,686
		172,203
MATERIALS - 3.2%
Amcor Ltd.	24,656	83,461

TELECOMMUNICATION SERVICES - 3.4%
Nippon Telegraph & Telephone Corp.	1,900	92,021

UTILITIES - 18.1%
Chubu Electric Power Co. Inc.	3,300	93,633
Hokuriku Electric Power Co.	3,600	102,845
Kyushu Electric Power Co. Inc.	3,800	99,353
Tokyo Electric Power Co. Inc.	3,000	93,819
Tokyo Gas Co. Ltd.	20,000	94,601
		484,251

Total Common Stocks (cost $2,998,165)		2,669,229

SHORT TERM INVESTMENTS - 0.1%
Mutual Funds - 0.1%
JNL Money Market Fund, 1.05% (a) (e)	3,529	3,529

Total Short Term Investments (cost $3,529)		3,529

Total Investments - 100.1% (cost $3,001,694)		2,672,758
Other Assets and Liabilities, Net - (0.1%)		(2,691)
Total Net Assets - 100%		$ 2,670,067

Jackson Perspective Global Basics Fund
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 8.5%
Baron de Ley SA (b)	1,077	$ 42,583
Compagnie des Alpes (b) (j)	1,774	57,240
Compass Group Plc	6,513	32,398

Eastman Kodak Co.	3,400	15,402
Hongkong & Shanghai Hotels	102,000	74,807
Starbucks Corp. (b)	6,900	65,136
Yum! Brands Inc.	3,100	88,722
		376,288
CONSUMER STAPLES - 26.7%
Agrana Beteiligungs AG	2,035	117,773
Colgate-Palmolive Co.	3,061	199,087
Constellation Brands Inc. - Class A (b)	16,300	236,676
Corn Products International Inc.	3,800	87,970
Elizabeth Arden Inc. (b)	3,166	18,458
Foster's Group Ltd.	23,926	82,278
Futuris Corp. Ltd.	97,427	34,638
Kerry Group Plc	6,938	130,141
PZ Cussons Plc	20,837	55,789
Unilever Plc	9,033	200,285
Wimm-Bill-Dann Foods OJSC - ADR (b)	775	18,794
		1,181,889
ENERGY - 12.4%
Alliance Resource Partners LP	3,400	103,904
Peabody Energy Corp.	1,654	41,350
Santos Ltd.	23,519	210,892
Sibir Energy Plc (b)	3,469	9,301
Tullow Oil Plc	18,198	182,497
		547,944
FINANCIALS - 1.3%
AMMB Holdings Bhd	96,100	60,375

HEALTH CARE - 6.3%
Ansell Ltd.	18,980	122,006
DENTSPLY International Inc.	5,200	139,932
Genus Plc	1,543	14,926
		276,864
INDUSTRIALS - 13.3%
Acuity Brands Inc.	3,300	88,671
European Aeronautic Defence & Space Co. NV	10,866	190,674
Fraser and Neave Ltd.	41,000	76,889
Kansas City Southern (b)	2,066	37,519
Noble Group Ltd.	63,000	42,441
QinetiQ Plc	51,323	111,751
Wienerberger AG	3,355	43,215
		591,160
MATERIALS - 29.0%
AMCOL International Corp.	3,500	50,715
Amcor Ltd.	20,293	68,692
Arkema	3,338	47,313
BHP Billiton Ltd.	522	9,680
BlueScope Steel Ltd.	30,719	67,524
Eramet	812	129,570

Iluka Resources Ltd. (b)	41,417	109,779
Imerys SA	4,176	167,038
Johnson Matthey Plc	9,055	127,812
Lonmin Plc	6,069	76,386
Schnitzer Steel Industries Inc. - Class A	1,530	60,083
Scotts Miracle-Gro Co.	4,300	138,546
Sherritt International Corp.	13,300	28,959
Sims Group Ltd.	12,819	135,213
Symrise AG	7,069	66,073
		1,283,383

Total Common Stocks (cost $4,899,447)		4,317,903

PREFERRED STOCKS - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Villeroy & Boch AG	1,838	9,931

Total Preferred Stocks (cost $11,472)		9,931

SHORT TERM INVESTMENTS - 1.2%
Mutual Funds - 1.2%
JNL Money Market Fund, 1.05% (a) (e)	54,834	54,834

Total Short Term Investments (cost $54,834)		54,834

Total Investments - 98.9% (cost $4,965,753)		4,382,668
Other Assets and Liabilities, Net - 1.1%		46,745
Total Net Assets - 100%		$ 4,429,413

Jackson Perspective Global Leaders Fund
COMMON STOCKS - 92.3%
CONSUMER DISCRETIONARY - 4.7%
Home Depot Inc.	5,700	$ 122,721
Whirlpool Corp.	1,300	43,459
Yamaha Motor Co. Ltd.	5,000	46,901
		213,081
CONSUMER STAPLES - 7.0%
Carrefour SA	958	32,861
Coca-Cola Enterprises Inc.	8,200	92,086
Heineken NV	2,633	77,708
Metro AG	3,154	114,689
		317,344
ENERGY - 14.9%
Anadarko Petroleum Corp.	2,500	91,850
El Paso Corp.	10,800	88,344
Forest Oil Corp. (b)	2,800	42,000
Hess Corp.	1,695	94,259
Marathon Oil Corp.	2,800	76,244
Mariner Energy Inc. (b)	5,700	56,430

StatoilHydro ASA	5,100	88,149
TransCanada Corp.	5,100	137,165
		674,441
FINANCIALS - 11.1%
AMMB Holdings Bhd	102,700	64,521
China Citic Bank	135,000	50,086
Credit Suisse Group AG	2,713	69,796
HSBC Holdings Plc	10,852	85,435
JPMorgan Chase & Co.	2,700	68,877
Unum Group	4,300	60,888
Wells Fargo & Co.	5,376	101,606
		501,209
HEALTH CARE - 18.3%
Astellas Pharma Inc.	3,700	140,091
Daiichi Sankyo Co. Ltd.	6,700	150,441
IMS Health Inc.	6,200	90,024
Lonza Group AG	1,044	95,498
Merck & Co. Inc.	4,300	122,765
Pfizer Inc.	7,700	112,266
Schering-Plough Corp.	6,700	117,652
		828,737
INDUSTRIALS - 9.9%
A P Moller - Maersk A/S	14	67,572
Koninklijke Philips Electronics NV	4,283	77,872
Nexans SA	812	46,853
Norfolk Southern Corp.	1,500	57,540
Shanghai Industrial Holdings Ltd.	28,000	71,352
Siemens AG	1,588	89,423
Timken Co.	2,700	40,203
		450,815
INFORMATION TECHNOLOGY - 15.0%
Avnet Inc. (b)	3,000	59,460
Google Inc. - Class A (b)	83	28,098
Konica Minolta Holdings Inc.	13,000	101,237
MacDonald Dettwiler & Associates Ltd. (b)	5,400	90,672
Marvell Technology Group Ltd (b)	6,700	48,843
McAfee Inc. (b)	2,500	76,225
Microsoft Corp.	6,700	114,570
SAP AG	2,798	99,774
Yahoo! Inc. (b)	1,900	22,287
Yokogawa Electric Corp.	9,000	40,922
		682,088
MATERIALS - 4.9%
Anglo American Plc	1,998	36,657
EI Du Pont de Nemours & Co.	2,800	64,288
Koninklijke DSM NV	3,268	78,665
ThyssenKrupp AG	2,079	42,431
		222,041
TELECOMMUNICATION SERVICES - 5.3%

SK Telecom Co. Ltd. - ADR	6,500	106,275
Vodafone Group Plc	71,395	134,194
		240,469
UTILITIES - 1.2%
Alliant Energy Corp.	1,900	54,778

Total Common Stocks (cost $4,620,221)		4,185,003

PREFERRED STOCKS - 1.6%
INFORMATION TECHNOLOGY - 1.6%
Samsung Electronics Co. Ltd.	336	73,150

Total Preferred Stocks (cost $69,952)		73,150

SHORT TERM INVESTMENTS - 1.9%
Mutual Funds - 1.9%
JNL Money Market Fund, 1.05% (a) (e)	87,148	87,148

Total Short Term Investments (cost $87,148)		87,148

Total Investments - 95.8% (cost $4,777,321)		4,345,301
Other Assets and Liabilities, Net - 4.2%		189,657
Total Net Assets - 100%		$ 4,534,958

Jackson Perspective Pan European Fund
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 19.3%
Compass Group Plc	25,157	$ 125,140
Fielmann AG (b)	2,398	153,519
Informa Plc	47,243	163,800
PartyGaming Plc (b)	85,361	206,896
Sportingbet Plc (b)	148,698	74,344
Vivendi SA	5,967	154,407
		878,106
CONSUMER STAPLES - 7.4%
Colruyt SA	1,174	260,426
Nutreco Holding NV	2,261	75,009
		335,435
ENERGY - 6.0%
Tullow Oil Plc	27,157	272,341

FINANCIALS - 13.7%
AXA SA	9,121	142,652
Credit Suisse Group AG	4,985	128,246
National Bank of Greece SA	4,810	81,172
Reinet Investments SCA (b)	11,572	108,162
Turkiye Vakiflar Bankasi T.A.O.	93,700	67,855
Vienna Insurance Group	2,982	93,926
		622,013
HEALTH CARE - 24.0%
Cie Generale d'Optique Essilor International SA	1,137	43,500
Elekta AB - Class B	11,273	128,351
Fresenius Medical Care AG & Co. KGaA	4,124	184,865
Gerresheimer AG	2,483	50,867
Grifols SA	9,189	162,129
Icon Plc - ADR (b)	7,500	150,750
Ipsen SA	4,848	190,255
Sanofi-Aventis SA	3,183	179,668
		1,090,385
INDUSTRIALS - 14.9%
AER Lingus (b)	84,221	108,914
DCC Plc	11,269	167,374
De La Rue Plc	7,038	95,568
Ryanair Holdings Plc - ADR (b)	6,600	158,532
Siemens AG	765	43,079
Vallourec	1,068	105,137
		678,604
INFORMATION TECHNOLOGY - 4.3%
Nokia Oyj	6,872	84,381
SAP AG	3,096	110,400
		194,781
MATERIALS - 1.7%
Symrise AG	8,689	81,215

TELECOMMUNICATION SERVICES - 1.9%
Tele2 AB	10,697	86,630

UTILITIES - 2.5%
Fortum Oyj	5,763	112,750

Total Common Stocks (cost $4,807,102)		4,352,260

WARRANTS - 1.2%
Groupe Eurotunnel SA (b)	526,601	55,289

Total Preferred Stocks (cost $65,505)		55,289

SHORT TERM INVESTMENTS - 0.2%
Mutual Funds - 0.2%
JNL Money Market Fund, 1.05% (a) (e)	8,904	8,904

Total Short Term Investments (cost $8,904)		8,904

Total Investments - 97.1% (cost $4,881,511)		4,416,453
Other Assets and Liabilities, Net - 2.9%		132,474
Total Net Assets - 100%		$ 4,548,927

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments
January 31, 2009

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)

Investment purchased on a when-issued basis. As of January 31, 2009, the total cost of investments purchased on a when-issued basis for the Jackson Perspective Index 5 Fund and for the Jackson Perspective Total Return Fund is $608,104 and $5,364,815, respectively.

(d)	Variable rate security. Rate stated is in effect as of January 31, 2009.
(e)	Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of January 31, 2009.
(f)	All or a portion of the security has been loaned.
(g)	Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor.
(h)

All or a portion of the security or cash is pledged as collateral for open futures contracts. As of January 31, 2009, the value of collateral in the Jackson Perspective Index 5 Fund and Jackson Perspective Total Return Fund is $174,823 and $19,884, respectively.

(i)

Security fair valued in good faith in accordance with the procedures established by the Trust's Board of Trustees. Fair valued securities may be classified as Level 2 or Level 3 for Statement on Financial Accounting Standards ("SFAS") No. 157 disclosures based on securities valuation inputs. See SFAS No. 157 note below.

(j)

Illiquid security. At January 31, 2009, the aggregate value of illiquid securities and percentage of net assets are as follows: Jackson Perspective Money Market Fund , $200,000 - 1.3%; JNL Money Market Fund, $5,000,000 - 0.9%; Jackson Perspective Total Return Fund, $1,327,070 - 6.7%; Jackson Perspective Asia Pacific ex-Japan Bond Fund, $262,252 - 1.5%; Jackson Perspective Global Basics Fund, $57,240 - 1.3%. At January 31, 2009, the only illiquid security held by certain Funds was Mellon GSL Reinvestment Trust II. The fair value of this security was $0.00 at January 31, 2009 and these Funds are not listed in detail in this section.

(k)

Rule 144A or Section 4(2) liquid security, the Fund has deemed this security to be liquid based on procedures approved by the Trust's Board of Trustees. As of January 31, 2009, the value of Rule 144A and Section 4(2) securities is as follows: Jackson Perspective Index 5 Fund $8,725; Jackson Perspective Money Market Fund $249,908; JNL Money Market Fund $47,994,551; Jackson Perspective Total Return Fund $291,999; and Jackson Perspective Asia Pacific ex-Japan Bond Fund $1,102,647.

(l)	Security is a "step-up" bond where the coupon may increase or step-up at a future date. Rate stated is the coupon as of January 31, 2009.
(m)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(n)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(o)	Par amounts are listed in United States Dollars unless otherwise noted.
(p)	Security is restricted as to public resale. See restricted securities note.
(q)

The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At January 31, 2009, the percentage of shares outstanding held in each Underlying Affiliated Fund is presented parenthetically in the Schedule of Investments.

(r)	Issuer is in Chapter 11 bankruptcy and/or is in default relating to principal and/or interest.

Abbreviations:
ADR - American Depository Receipt
CNY - Chinese Yuan
EUR - European Currency Unit (Euro)
GBP - British Pound
GDR - Global Depository Receipt
HKD - Hong Kong Dollar
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MYR - Malaysian Ringgit
PHP - Phillipine Peso
SGD - Singapore Dollar
TBA - To Be Announced
THB - Thai Baht
TWD - New Taiwanese Dollar
USD - United States Dollar
VVPR Strip - Coupon which reduces withholding tax on dividends paid

Security Valuation – The net asset value (“NAV”) shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security is priced based on prices furnished by independent pricing services approved by the Trust's Board of Trustees ("Board") and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds and the securities lending collateral funds are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. All securities in the Jackson Perspective Money Market Fund and JNL Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 of the Investment Company Act of 1940, as amended, and other short-term securities maturing within sixty (60) days are valued at amortized cost unless it is determined that such practice does not approximate market value. Debt securities are generally valued by approved pricing services. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Exchange traded futures contacts are valued at last sales price as of the close of business on the local exchange. Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Funds determine that such markets lack an appropriate level of liquidity at that time. In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value. In such instances, the investment is valued at a fair value as determined in good faith using procedures adopted by the Board. Situations that may require a security to be fair valued include instances where a security is thinly traded, halted or restricted as to resale. In addition, securities may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Under the procedures adopted by the Board, Jackson National Asset Management ("JNAM" or the "Adviser") may rely on pricing services or other sources to assist in determining the fair value of a security. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

The value of an investment for purposes of calculating a Fund’s NAV can differ depending on the source and method used to determine the value. If a security is valued at a fair value, the value may be different from the last quoted price for the security. Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale.

Securities Loaned - The Trust has entered into a securities lending arrangement with The Bank of New York Mellon Corporation (“Custodian”). Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The Custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested in the Mellon GSL DBT II Collateral Fund, a pooled investment fund constituting a series within a Delaware business trust sponsored by the Custodian and approved by the Adviser. In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

The fair value and amortized cost of each Fund’s investment in Mellon GSL DBT II Collateral Fund at January 31, 2009 is reported in the respective Schedules of Investments. The value of Mellon GSL DBT II Collateral Fund at January 31, 2009 was $0.9766 per unit and was determined using the methodologies previously described in Security Valuation. The Custodian has continued to execute transactions in Mellon GSL DBT II Collateral Fund at $1.00 per unit as none of the investments in this series at January 31, 2009 are in default. However, any material reduction in a Fund’s lending activity would require such Fund to receive a redemption in kind from Mellon GSL DBT II Collateral Fund. The Fund would also be responsible for payment to the Custodian for the amortized cost related to the redemption in kind.

Certain securities in the Mellon GSL DBT II Collateral Fund defaulted and have been segregated into Mellon GSL Reinvestment Trust II, a separate series within the Delaware business trust. The fair value and amortized cost of the investment in Mellon GSL Reinvestment Trust II for Funds with securities on loan as of January 31, 2009 are reported under Securities Lending Collateral in the Schedules of Investments. Certain Funds had no securities on loan as of January 31, 2009. The fair value and amortized cost of the investment in Mellon GSL Reinvestment Trust II for Funds with no securities on loan as of January 31, 2009 is reported under Non-U.S. Government Agency Asset-Backed Securities in the Schedules of Investments.

The issuer of the investments comprising Mellon GSL Reinvestment Trust II entered receivership in October 2008. The assets of the issuer were liquidated in December 2008. Based on the plan of distribution approved by the receivers, the Funds are not expected to receive any proceeds. As a result, each Fund’s investment in Mellon GSL Reinvestment Trust II is fair valued at zero on January 31, 2009. The amortized cost of each Fund’s investment in Mellon GSL Reinvestment Trust II is equivalent to the par value reported in the Schedules of Investments. Each Fund is responsible for payment to the Custodian for its respective amortized cost related to the Mellon GSL Reinvestment Trust II.

Investments in affiliates - During the period ended January 31, 2009, certain Funds invested in money market funds for temporary purposes, which are managed by JNAM or another affiliate. The JNL Money Market Fund is offered as a cash management tool to the Funds and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL DBT II Collateral Fund, which is an affiliate of the Jackson Perspective 5 Fund and Jackson Perspective Index 5 Fund. As previously discussed, the Custodian segregated certain assets of the Mellon GSL DBT II Collateral Fund into the Mellon GSL Reinvestment Trust II, which is an affiliate of the Jackson Perspective 5 Fund, Jackson Perspective Index 5 Fund, Jackson Perspective Optimized 5 Fund, Jackson Perspective VIP Fund, and Jackson Perspective S&P 4 Fund. The Jackson Perspective 10 x 10 Fund invested solely in the Class A shares of other affiliated Funds of the Trust.

The Jackson Perspective Index 5 Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Company® and Bank of New York Mellon Corp., the parent company of its sub-adviser. Transactions for the period ended January 31, 2009 are shown below:

	Value					Value
	Beginning				Dividend	End
	of Period		Sales	Realized	Income	of Period
Affiliate	10/31/2008	Purchases	Proceeds	Gain (Loss)	Received	01/31/2009
Bank of New York Mellon Corp.	$ 33,252	$ -	$ -	$ -	$ 245	$ 26,255
Prudential plc	9,389	-	-	-	-	9,033

Federal Income Tax Matters - As of January 31, 2009, the cost of investments and net unrealized appreciation/(depreciation) for income tax purposes are as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
Jackson Perspective 5 Fund	$ 51,641,196	$ 139,544	$ (22,986,226)	$ (22,846,682)
Jackson Perspective Index 5 Fund	67,052,581	917,624	(21,598,630)	(20,681,006)
Jackson Perspective 10 x 10 Fund	11,378,084	897	(4,905,682)	(4,904,785)
Jackson Perspective Optimized 5 Fund	34,692,186	125,735	(16,866,916)	(16,741,181)
Jackson Perspective VIP Fund	2,283,304	21,814	(898,356)	(876,542)
Jackson Perspective S&P 4 Fund	10,069,726	73,393	(3,480,993)	(3,407,600)
Jackson Perspective Money Market Fund	17,191,991	-	-	-
JNL Money Market Fund	527,858,451	-	-	-
Jackson Perspective Core Equity Fund	4,068,599	73,317	(1,513,912)	(1,440,595)
Jackson Perspective Large Cap Value Fund	3,553,698	89,677	(1,379,578)	(1,289,901)
Jackson Perspective Mid Cap Value Fund	3,877,726	70,303	(1,598,321)	(1,528,018)
Jackson Perspective Small Cap Value Fund	4,007,342	61,706	(1,485,347)	(1,423,641)
Jackson Perspective Total Return Fund	24,810,364	136,096	(409,016)	(272,920)
Jackson Perspective Asia Pacific ex-Japan Bond Fund	18,467,336	418,803	(2,069,853)	(1,651,050)
Jackson Perspective Asia ex-Japan Fund	4,274,861	32,350	(2,191,568)	(2,159,218)
Jackson Perspective Asia ex-Japan Infrastructure Fund	4,692,480	30,389	(2,096,018)	(2,065,629)
Jackson Perspective China-India Fund	3,503,536	41,337	(1,464,008)	(1,422,671)
Jackson Perspective Emerging Asia ex-Japan Fund	3,824,378	14,233	(1,999,973)	(1,985,740)
Jackson Perspective Japan Fund	11,303,845	166,965	(3,167,112)	(3,000,147)
Jackson Perspective Asian Pacific Real Estate Fund	4,541,097	9,853	(2,294,540)	(2,284,687)
Jackson Perspective European 30 Fund	1,991,382	8,928	(250,639)	(241,711)
Jackson Perspective Pacific Rim 30 Fund	3,001,694	12,870	(341,806)	(328,936)
Jackson Perspective Global Basics Fund	4,965,753	51,482	(634,567)	(583,085)
Jackson Perspective Global Leaders Fund	4,777,321	33,985	(466,005)	(432,020)
Jackson Perspective Pan European Fund	4,881,511	49,662	(514,720)	(465,058)

Summary of Open Forward Foreign Currency Contracts:
Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)
Jackson Perspective Index 5 Fund
EUR/USD	03/18/2009	65,996	EUR	$ 84,435	$ (1,276)
EUR/USD	03/18/2009	65,996	EUR	84,435	(1,248)
EUR/USD	03/18/2009	65,996	EUR	84,435	(1,248)
EUR/USD	03/18/2009	50,700	EUR	64,865	(4,031)
EUR/USD	03/18/2009	25,800	EUR	33,008	(2,237)
GBP/USD	03/18/2009	25,757	GBP	37,299	(746)
GBP/USD	03/18/2009	25,758	GBP	37,301	(725)
GBP/USD	03/18/2009	25,757	GBP	37,299	(719)
JPY/USD	03/18/2009	6,566,592	JPY	73,170	2,096
JPY/USD	03/18/2009	6,566,593	JPY	73,170	2,170
JPY/USD	03/18/2009	6,566,593	JPY	73,170	2,172
USD/EUR	03/18/2009	(25,000)	EUR	(31,985)	1,356
USD/EUR	03/18/2009	(40,000)	EUR	(51,176)	1,164
				$ 599,426	$ (3,272)

Jackson Perspective Asian Pacific ex-Japan Bond Fund
CNY/USD	03/02/2009	2,075,700	CNY	$ 302,479	$ 2,479
CNY/USD	06/08/2009	2,163,000	CNY	312,150	12,150
HKD/USD	02/20/2009	12,392,032	HKD	1,598,230	(1,770)
INR/USD	02/04/2009	52,130,000	INR	1,066,397	66,397
INR/USD	02/18/2009	9,198,000	INR	187,930	7,930
INR/USD	02/24/2009	27,503,368	INR	561,646	28,118
INR/USD	05/04/2009	41,423,250	INR	841,081	16,081
MYR/USD	02/12/2009	1,193,500	MYR	330,778	(6,018)
MYR/SGD	02/12/2009	(500,000)	SGD	(331,210)	5,586
PHP/USD	03/16/2009	4,829,450	PHP	101,754	1,754
TWD/USD	03/09/2009	41,937,500	TWD	1,243,071	(6,929)
TWD/USD	04/09/2009	3,292,000	TWD	97,578	(2,422)
USD/INR	02/04/2009	(52,130,000)	INR	(1,066,397)	(8,993)
USD/INR	02/18/2009	(9,198,000)	INR	(187,930)	(522)
USD/HKD	02/20/2009	(12,398,560)	HKD	(1,599,072)	928
USD/PHP	03/16/2009	(4,829,450)	PHP	(101,754)	219
USD/IDR	03/18/2009	(4,069,100,000)	IDR	(354,211)	(4,211)
USD/IDR	03/27/2009	(2,106,000,000)	IDR	(182,927)	(2,927)
USD/SGD	11/04/2009	(350,880)	SGD	(232,640)	7,360
USD/SGD	11/06/2009	(437,130)	SGD	(289,826)	10,174
USD/SGD	11/30/2009	(417,872)	SGD	(277,058)	2,942
USD/SGD	12/01/2009	(446,460)	SGD	(296,012)	3,988
				$ 1,724,057	$ 132,314

Schedule of Open Futures Contracts:
	Contracts	Unrealized
	Long/	Appreciation/
	(Short)	(Depreciation)
Jackson Perspective Index 5 Fund
Dow Jones Euro Stoxx 50 Index Future
Expiration March 2009	3	$ (9,373)
FTSE 100 Index Future
Expiration March 2009	1	(1,848)
Russell 2000 Mini Index Future
Expiration March 2009	6	(14,412)
S&P 500 E-Mini Index Future
Expiration March 2009	5	(16,610)
S&P MidCap 400 E-Mini Index Future
Expiration March 2009	5	(4,160)
Topix Index Future
Expiration March 2009	1	(3,097)
		$ (49,500)
Jackson Perspective Total Return Fund
U.S.Treasury Bond Future, 20-Year
Expiration March 2009	(4)	$ (843)

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended. The following table includes restricted securities, as well as Rule 144A securities that have not been deemed liquid, held by the Funds at January 31, 2009.

	Acquisition		Value at	Percent of
	Date	Cost	01/31/2009	Net Assets
Jackson Perspective Money Market Fund
MetLife Funding Agreement, 3.15%, 02/02/09	04/30/2008	$ 200,000	$ 200,000	1.3%

JNL Money Market Fund
MetLife Funding Agreement, 3.15%, 02/02/09	04/30/2008	$ 5,000,000	$ 5,000,000	0.9%

Jackson Perspective Total Return Fund
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19	01/08/2009	$ 164,873	$ 167,380	0.8%
American Express Travel Related Services Co. Inc., 5.25%, 11/21/11	01/07/2009	145,446	141,129	0.7
Electricite de France, 5.50%, 01/26/14	01/22/2009	199,208	207,817	1.1
Macquarie Bank Ltd., 4.10%, 12/17/13	01/08/2009	254,676	256,181	1.3
New York Life Global Funding, 4.65%, 05/09/13	01/06/2009	199,414	197,294	1.0
Oncor Electric Delivery Co., 6.80%, 09/01/18	01/06/2009	97,012	100,383	0.5
Pricoa Global Funding I, 5.30%, 09/27/13	01/07/2009	152,707	148,726	0.8
Verizon Wireless Capital LLC, 7.38%, 11/15/13	01/06/2009	107,143	108,160	0.5
		$ 1,320,479	$ 1,327,070	6.7%

Jackson Perspective Asia Pacific ex-Japan Bond Fund
GS Caltex Corp., 7.25%, 07/02/13	01/15/2009	$ 174,304	$ 169,000	1.0%
LG Electronics Inc., 5.00%, 06/17/10	12/10/2008	92,780	93,252	0.5
		$ 267,084	$ 262,252	1.5%

Financial Accounting Standards Board Statement of Financial Accounting Standards ("SFAS") No. 157 Fair Value Measurements

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current accounting principles generally accepted in the United States of America from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit ratings. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser's own assumptions in determining the fair value of the investment. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund's assets as of January 31, 2009 by level:

	Investments in Securities				Investments in Other Financial Instruments*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Jackson Perspective 5 Fund	$ 24,110,142	$ 4,684,372	$ -	$ 28,794,514	$ -	$ -	$ -	$ -
Jackson Perspective Index 5 Fund	24,921,097	21,420,139	30,339	46,371,575	-	8,958	-	8,958
Jackson Perspective 10 x 10 Fund	6,473,299	-	-	6,473,299	-	-	-	-
Jackson Perspective Optimized 5 Fund	16,955,116	995,889	-	17,951,005	-	-	-	-
Jackson Perspective VIP Fund	1,404,899	1,863	-	1,406,762	-	-	-	-
Jackson Perspective S&P 4 Fund	6,662,126	-	-	6,662,126	-	-	-	-
Jackson Perspective Money Market Fund	761,070	16,430,921	-	17,191,991	-	-	-	-
JNL Money Market Fund	-	527,858,451	-	527,858,451	-	-	-	-
Jackson Perspective Core Equity Fund	2,628,004	-	-	2,628,004	-	-	-	-
Jackson Perspective Large Cap Value Fund	2,263,797	-	-	2,263,797	-	-	-	-
Jackson Perspective Mid Cap Value Fund	2,349,708	-	-	2,349,708	-	-	-	-
Jackson Perspective Small Cap Value Fund	2,583,701	-	-	2,583,701	-	-	-	-
Jackson Perspective Total Return Fund	4,966,166	19,571,278	-	24,537,444	-	-	-	-
Jackson Perspective Asia Pacific ex-Japan Bond Fund	408,296	15,912,774	495,216	16,816,286	-	166,106	-	166,106
Jackson Perspective Asia ex-Japan Fund	258,451	1,850,461	6,731	2,115,643	-	-	-	-
Jackson Perspective Asia ex-Japan Infrastructure Fund	190,010	2,436,841	-	2,626,851	-	-	-	-
Jackson Perspective China-India Fund	48,038	2,008,995	23,832	2,080,865	-	-	-	-
Jackson Perspective Emerging Asia ex-Japan Fund	195,942	1,634,595	8,101	1,838,638	-	-	-	-
Jackson Perspective Japan Fund	2,997	8,300,701	-	8,303,698	-	-	-	-
Jackson Perspective Asian Pacific Real Estate Fund	116,743	2,139,667	-	2,256,410	-	-	-	-
Jackson Perspective European 30 Fund	1,749,671	-	-	1,749,671	-	-	-	-
Jackson Perspective Pacific Rim 30 Fund	3,529	2,669,229	-	2,672,758	-	-	-	-
Jackson Perspective Global Basics Fund	3,287,454	1,095,214	-	4,382,668	-	-	-	-
Jackson Perspective Global Leaders Fund	3,606,600	738,701	-	4,345,301	-	-	-	-
Jackson Perspective Pan European Fund	4,348,598	67,855	-	4,416,453	-	-	-	-

The following table summarizes each Fund's liabilities as of January 31, 2009 by level:

						Investments in Other Financial Instruments*
	Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total
Jackson Perspective Index 5 Fund	$ -	$ -	$ -	$ -		$ (49,500)	$ (12,230)	$ -	$ (61,730)
Jackson Perspective Asia Pacific ex-Japan Bond Fund	-	-	-	-		-	(33,792)	-	(33,792)
Jackson Perspective Total Return Fund	-	-	-	-		(843)	-	-	(843)

				Transfers In			Change In Unrealized
	Balance At	Total Realized	Net	and/or (Out) of	Balance At		Appreciation/Depreciation during
	Beginning of	and Unrealized	Purchases/	Level 3 During	End of		the Period for Level 3 Investments
	Period	Gain/(Loss)	(Sales)	the Period	Period		Held at January 31, 2009
Jackson Perspective Index 5 Fund	$ 6,204	$ (3,415)	$ -	$ 27,550	$ 30,339			$ (3,415)
Jackson Perspective Asia Pacific ex-Japan Bond Fund	2,487,797	(4,619)	325,644	(2,313,606)	495,216			(4,619)
Jackson Perspective Asia ex-Japan Fund	30,883	(9,209)	-	(14,943)	6,731			(9,209)
Jackson Perspective China-India Fund	-	(20,112)	-	43,944	23,832			(20,112)
Jackson Perspective Emerging Asia ex-Japan Fund	32,494	(11,082)	-	(13,311)	8,101			(11,082)

*	Investments in other financial instruments are derivative instruments not reflected in the Schedule of Investments and include forward foreign currency contracts and futures contracts.

All derivatives are reflected at the unrealized appreciation/(depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 27, 2009

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	March 27, 2009

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the 1940 Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the 1940 Act.